UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05601

SEI Institutional International Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments Co.

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: September 30, 2020

Date of reporting period: March 31, 2020

Item 1.	Reports to Stockholders.

SEI
New ways.
New answers.®
March 31, 2020
SEMI-ANNUAL REPORT
SEI Institutional International Trust
International Equity Fund
Emerging Markets Equity Fund
International Fixed Income Fund
Emerging Markets Debt Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.
seic.com

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

International Equity Fund

†Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.1%
Argentina — 0.3%
MercadoLibre Inc *	21,910	$10,705

Australia — 3.0%
a2 Milk Co Ltd *	229,936	2,319
Aristocrat Leisure Ltd	678,086	8,772
ASX Ltd	35,377	1,671
Avita Medical Ltd *	31,909,780	9,744
BlueScope Steel Ltd	896,249	4,732
Cleanaway Waste Management Ltd	177,021	184
Coca-Cola Amatil Ltd	97,367	527
Cochlear Ltd	79,211	9,031
Coles Group Ltd	38,208	353
CSL Ltd	122,974	21,955
CSR Ltd	792,249	1,534
Fortescue Metals Group Ltd	1,663,612	10,166
Goodman Group ‡	52,146	388
Insurance Australia Group Ltd	578,089	2,185
Lendlease Group	88,345	557
Macquarie Group Ltd	22,561	1,168
Magellan Financial Group Ltd	23,120	605
Newcrest Mining Ltd	333,344	4,685
Orica Ltd	227,155	2,118
Orora Ltd	1,315,053	1,940
Qantas Airways Ltd	1,609,248	3,146
QBE Insurance Group Ltd	322,265	1,705
REA Group Ltd	10,255	481
Rio Tinto Ltd	11,151	569
Santos Ltd	142,476	294
SEEK Ltd	59,646	538
Sonic Healthcare Ltd	21,741	322
South32 Ltd	3,623,948	3,852
Stockland ‡	356,859	550
Sydney Airport	131,247	448
Wesfarmers Ltd	15,402	327

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Woolworths Group Ltd	13,833	$297

		97,163

Austria — 0.8%
Avita Medical Ltd ADR *	2,621,081	16,251
BAWAG Group AG	306,746	8,615
Erste Group Bank AG	23,438	434
Raiffeisen Bank International AG	18,848	275

		25,575

Belgium — 1.3%
Ageas	507,695	20,896
Colruyt SA	31,055	1,677
Groupe Bruxelles Lambert SA	110,243	8,588
KBC Group NV	70,688	3,217
UCB SA	79,274	6,839

		41,217

Canada — 1.8%
Alimentation Couche-Tard Inc, Cl B	172,708	4,022
Canadian Imperial Bank of Commerce	68,379	3,939
Canadian Pacific Railway Ltd	71,994	15,809
Constellation Software Inc/Canada	500	449
Manulife Financial Corp	938,875	11,656
Nutrien Ltd (A)	249,400	8,430
Ovintiv Inc (A)	86,764	235
Power Corp of Canada (A)	70,900	1,128
Royal Bank of Canada	56,100	3,436
Stantec Inc	68,200	1,725
Sun Life Financial Inc	140,300	4,462
Suncor Energy Inc	162,533	2,565

		57,856

China — 1.7%
Alibaba Group Holding Ltd ADR *	32,549	6,330
Baidu Inc *	138,302	13,939
Beijing Capital International Airport Co Ltd, Cl H	3,846,000	2,443
China Communications Services Corp Ltd, Cl H	4,389,584	3,178
China Lesso Group Holdings Ltd	696,000	913
Industrial & Commercial Bank of China Ltd, Cl H	4,326,000	2,962
Sinopharm Group Co Ltd, Cl H	1,081,014	2,427
Sinotruk Hong Kong Ltd	153,254	254
STMicroelectronics NV	136,067	2,932
Tencent Holdings Ltd	311,200	15,318
Vipshop Holdings Ltd ADR *	337,241	5,254

		55,950

Denmark — 1.7%
Carlsberg A/S, Cl B	10,263	1,155
Coloplast A/S, Cl B	10,614	1,534
DSV PANALPINA A/S (A)	110,405	9,963
Genmab A/S *	4,001	818

SEI Institutional International Trust / Semi-Annual Report / March 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
GN Store Nord A/S	34,583	$1,532
H Lundbeck A/S (A)	149,151	4,415
Novo Nordisk A/S, Cl B	315,834	18,921
Orsted A/S	35,892	3,488
ROCKWOOL International A/S, Cl B	6,128	1,100
Scandinavian Tobacco Group A/S	1,043,227	10,482

		53,408

Finland — 0.4%
Elisa Oyj, Cl A	23,880	1,476
Fortum Oyj	80,898	1,184
Kesko Oyj, Cl B	6,141	348
Kone Oyj, Cl B	5,149	291
Metso Oyj	19,617	466
Neste Oyj	25,502	860
Orion Oyj, Cl B	139,836	5,678
UPM-Kymmene Oyj (A)	55,198	1,505
Valmet Oyj	18,845	368
Wartsila OYJ Abp, Cl B	22,361	164

		12,340

France — 7.9%
Air France-KLM *(A)	826,522	4,606
Air Liquide SA	77,790	9,912
Airbus SE *	26,720	1,741
Alstom SA *	18,517	773
Amundi SA	11,275	664
Arkema SA	21,041	1,447
BNP Paribas SA	540,611	16,199
Bollore SA	2,335,240	6,407
Bouygues SA	5,771	168
Capgemini SE	72,548	6,065
Carrefour SA	723,186	11,443
CGG SA *	596,341	532
Covivio ‡	7,765	440
Credit Agricole SA	264,485	1,911
Criteo SA ADR *	60,571	482
Danone SA	135,312	8,669
Dassault Systemes SE	245	36
Edenred	46,418	1,937
Eiffage SA	22,049	1,562
Engie SA	497,808	5,110
EssilorLuxottica SA	87,521	9,338
Eurofins Scientific SE	881	434
Gecina SA ‡	7,468	986
Hermes International	6,416	4,402
ICADE ‡	5,827	461
Ingenico Group SA	11,181	1,169
Ipsen SA	33,962	1,753
IPSOS	18,645	388
Kering SA	4,181	2,171
La Francaise des Jeux SAEM	159,179	3,953
Legrand SA	23,108	1,474
L’Oreal SA	19,116	5,025

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LVMH Moet Hennessy Louis Vuitton SE	49,963	$18,445
Nexans SA	11,503	338
Pernod Ricard SA	107,933	15,301
Peugeot SA	447,567	5,927
Publicis Groupe SA	244,069	6,962
Rexel SA	311,140	2,308
Safran SA *	41,686	3,638
Sanofi	322,003	27,953
Sartorius Stedim Biotech	24,246	4,849
Schneider Electric SE	49,967	4,232
Suez	74,531	756
Teleperformance	40,384	8,385
Thales SA	188,956	15,750
TOTAL SA	370,534	14,109
Ubisoft Entertainment SA *	89,328	6,526
Veolia Environnement SA	58,473	1,243
Vinci SA	7,556	622
Vivendi SA	184,933	3,967

		252,969

Germany — 8.8%
Allianz SE	165,436	28,353
BASF SE	410,186	19,446
Bayer AG	494,966	28,489
Beiersdorf AG	18,600	1,881
Brenntag AG	102,158	3,777
Carl Zeiss Meditec AG	2,107	203
CTS Eventim AG & Co KGaA	117,918	5,290
Delivery Hero SE *	12,924	943
Deutsche Boerse AG	41,989	5,758
Deutsche Lufthansa AG *(A)	260,595	2,446
Deutsche Post AG	974,888	26,377
Fresenius Medical Care AG & Co KGaA	219,531	14,448
Gerresheimer AG	107,800	6,817
Hamburger Hafen und Logistik AG	11,628	162
Hannover Rueck SE	11,244	1,610
Infineon Technologies AG	949,857	13,602
LANXESS AG	10,138	400
Linde PLC (A)	83,080	14,505
MTU Aero Engines AG	9,213	1,339
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	46,796	9,355
Puma SE	16,640	984
QIAGEN NV *	79,482	3,265
RWE AG	136,805	3,569
SAP SE	364,770	40,355
SAP SE ADR (A)	68,469	7,566
Scout24 AG	125,814	7,533
Siemens AG	366,958	31,063
TAG Immobilien AG	16,160	318
Talanx AG	7,946	269
Uniper SE	43,887	1,073

		281,196

2	SEI Institutional International Trust / Semi-Annual Report / March 31, 2020

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Greece — 0.0%
Aegean Airlines SA	12,601	$57

Hong Kong — 2.3%
AIA Group Ltd	2,112,000	19,028
ASM Pacific Technology Ltd	61,800	572
Chaoda Modern Agriculture Holdings Ltd *	2,440,000	15
China Merchants Port Holdings Co Ltd	484,120	550
China Mobile Ltd	1,982,315	14,838
CITIC Ltd	629,084	659
CK Hutchison Holdings Ltd	155,500	1,042
Country Garden Services Holdings Co Ltd	402,000	1,623
Galaxy Entertainment Group Ltd *	1,232,000	6,545
Hebei Construction Group Corp Ltd, Cl H (A)	64,920	39
HK Electric Investments & HK Electric Investments Ltd	472,000	453
HKT Trust & HKT Ltd	686,000	931
Hong Kong & China Gas Co Ltd	511,300	839
Hongkong Land Holdings Ltd	279,500	1,049
Kingboard Holdings Ltd	152,500	354
Logan Property Holdings Co Ltd	214,000	329
NagaCorp Ltd	286,000	290
Nine Dragons Paper Holdings Ltd	1,683,000	1,528
Power Assets Holdings Ltd	234,000	1,391
Samsonite International SA *	3,606,211	3,395
SJM Holdings Ltd	4,284,340	3,624
Sun Hung Kai Properties Ltd	131,500	1,729
Swire Pacific Ltd, Cl A	159,000	1,019
Techtronic Industries Co Ltd	1,327,500	8,551
West China Cement Ltd	3,132,000	486
Zoomlion Heavy Industry Science and Technology Co Ltd *(A)	2,481,400	1,790

		72,669

India — 0.3%
HDFC Bank Ltd ADR	241,379	9,283

Ireland — 1.7%
CRH PLC	178,160	4,848
Experian PLC	647,592	17,869
Flutter Entertainment PLC *	2,060	185
ICON PLC *	114,110	15,519
Kerry Group PLC, Cl A	63,741	7,346
Ryanair Holdings PLC ADR *	183,935	9,765

		55,532

Israel — 1.6%
Azrieli Group Ltd	6,589	381
Bank Hapoalim BM	617,942	3,721
Bank Leumi Le-Israel BM	2,060,381	11,399
Check Point Software Technologies Ltd *	167,293	16,820
Elbit Systems Ltd	4,487	579
First International Bank Of Israel Ltd	23,055	563
Isracard Ltd	30,550	82
Israel Discount Bank Ltd, Cl A	106,911	317

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mizrahi Tefahot Bank Ltd	80,687	$1,510
Nice Ltd *	25,298	3,730
Nice Ltd ADR *	82,009	11,773

		50,875

Italy — 2.3%
Assicurazioni Generali SpA	246,217	3,343
Banca Mediolanum SpA	52,461	267
Enel SpA	220,673	1,532
ERG SpA	52,417	938
EXOR NV	115,844	6,020
Ferrari NV	69,525	10,772
Fiat Chrysler Automobiles NV	532,971	3,882
Hera SpA	572,599	2,065
Intesa Sanpaolo SpA *	80,831	132
Leonardo SpA	800,327	5,298
Mediobanca Banca di Credito Finanziario SpA	115,653	637
Nexi SpA *	316,515	4,109
Poste Italiane SpA	89,045	754
PRADA SpA	832,872	2,447
Recordati SpA	212,736	8,964
Snam SpA	22,842	106
Tenaris SA	888,739	5,390
Terna Rete Elettrica Nazionale SpA	50,537	319
UniCredit SpA *	2,253,251	17,512

		74,487

Japan — 16.9%
77 Bank Ltd/The	66,100	854
Advantest Corp	54,400	2,146
AGC Inc/Japan	35,700	873
Amada Holdings Co Ltd	13,700	108
Arcland Sakamoto Co Ltd	33,873	305
Asahi Group Holdings Ltd	33,400	1,082
Bridgestone Corp	136,600	4,173
Brother Industries Ltd	12,100	183
Canon Marketing Japan Inc	118,300	2,326
Capcom Co Ltd	174,900	5,447
Casio Computer Co Ltd	32,400	450
Chugai Pharmaceutical Co Ltd	16,000	1,849
Coca-Cola Bottlers Japan Holdings Inc	22,000	450
Credit Saison Co Ltd	21,700	250
Dai Nippon Printing Co Ltd	491,900	10,417
Dai-ichi Life Holdings Inc	48,200	574
Daiichi Sankyo Co Ltd	35,600	2,436
Daikin Industries Ltd	52,300	6,336
Daito Trust Construction Co Ltd	42,600	3,930
Daiwa House Industry Co Ltd	262,200	6,477
Daiwa House REIT Investment Corp, Cl A	341	831
Disco Corp	5,200	1,024
East Japan Railway Co	129,200	9,754
FANUC Corp	130,600	17,534
Fast Retailing Co Ltd	1,100	448

SEI Institutional International Trust / Semi-Annual Report / March 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
FUJIFILM Holdings Corp	225,900	$11,312
Fujitsu Ltd	129,000	11,656
Glory Ltd	14,900	342
Hakuhodo DY Holdings Inc	96,400	968
Haseko Corp	563,400	5,997
Hikari Tsushin Inc	3,100	519
Hirose Electric Co Ltd	3,700	382
Hitachi Chemical Co Ltd	17,600	748
Hitachi High-Tech Corp	12,400	917
Hitachi Ltd	228,500	6,600
Hitachi Metals Ltd	43,500	456
Hoshizaki Corp	11,000	823
Hoya Corp	79,100	6,713
Hulic Co Ltd	48,100	488
ITOCHU Corp	172,900	3,556
Itochu Techno-Solutions Corp	18,500	527
Itoki Corp	12,000	35
Japan Airport Terminal Co Ltd	8,600	331
Japan Post Bank Co Ltd (A)	93,400	859
Japan Post Holdings Co Ltd	313,900	2,448
Japan Prime Realty Investment Corp, Cl A ‡	47	142
Japan Real Estate Investment Corp, Cl A ‡	56	327
Kakaku.com Inc	9,400	172
Kansai Paint Co Ltd	29,000	552
Kao Corp	43,000	3,506
KDDI Corp	220,200	6,500
Keihan Holdings Co Ltd	6,400	283
Keikyu Corp	2,600	44
Keisei Electric Railway Co Ltd	2,900	83
Keyence Corp	49,500	15,894
Kintetsu Group Holdings Co Ltd	16,300	752
Koito Manufacturing Co Ltd	66,400	2,229
Kokuyo Co Ltd	81,800	1,137
Komatsu Ltd	751,800	12,256
Konami Holdings Corp	116,700	3,558
Kurita Water Industries Ltd	6,500	150
Kyowa Kirin Co Ltd	12,400	276
LIXIL Group Corp	49,500	612
M3 Inc	76,900	2,256
Mabuchi Motor Co Ltd	389,800	11,582
Marubeni Corp	30,300	150
Marui Group Co Ltd	30,900	514
MINEBEA MITSUMI Inc	50,600	749
Mitsubishi Electric Corp	139,400	1,712
Mitsubishi UFJ Financial Group Inc	498,300	1,844
Mitsubishi UFJ Lease & Finance Co Ltd	56,600	277
Mitsui & Co Ltd	35,900	496
Mitsui OSK Lines Ltd	6,800	109
Mixi Inc	141,600	2,048
Mizuho Financial Group Inc	1,864,800	2,126
Mizuno Corp	17,000	293
Morinaga & Co Ltd/Japan	140,500	5,740

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MS&AD Insurance Group Holdings Inc	580,300	$16,156
Murata Manufacturing Co Ltd	180,100	9,114
Nagoya Railroad Co Ltd	1,200	34
NET One Systems Co Ltd	11,800	243
NGK Insulators Ltd	12,900	169
NH Foods Ltd	12,200	422
Nihon M&A Center Inc	192,700	5,257
Nihon Unisys Ltd	155,500	4,152
Nikon Corp (A)	159,500	1,456
Nintendo Co Ltd	31,700	12,210
Nippon Building Fund Inc, Cl A	84	561
Nippon Paint Holdings Co Ltd	27,200	1,422
Nippon Prologis REIT Inc	341	854
Nippon Shinyaku Co Ltd	3,400	267
Nippon Telegraph & Telephone Corp	491,100	11,720
Nippon Telegraph & Telephone Corp ADR	840,932	19,863
Nitori Holdings Co Ltd	2,500	337
Nomura Real Estate Holdings Inc	16,600	268
Nomura Real Estate Master Fund Inc ‡	761	959
Nomura Research Institute Ltd	57,000	1,203
North Pacific Bank Ltd	143,900	271
NTT DOCOMO Inc	317,600	9,887
Obic Co Ltd	8,600	1,125
Olympus Corp	19,400	281
Omron Corp	22,100	1,132
Oracle Corp Japan *	3,900	339
Oriental Land Co Ltd/Japan	24,100	3,054
Orix JREIT Inc	307	402
Otsuka Corp	107,700	4,559
Panasonic Corp	595,400	4,523
Persol Holdings Co Ltd	218,200	2,187
Recruit Holdings Co Ltd	108,700	2,815
Rohm Co Ltd	203,700	11,062
Sanwa Holdings Corp	536,500	4,163
SCSK Corp	71,400	3,177
Secom Co Ltd	27,800	2,305
Seiko Holdings Corp	28,400	456
Sekisui House Ltd	1,044,600	17,192
Seven & i Holdings Co Ltd	391,500	12,998
Shimadzu Corp	12,900	336
Shin-Etsu Chemical Co Ltd	39,200	3,862
Shinsei Bank Ltd *	28,300	375
Shionogi & Co Ltd	78,600	3,857
Shiseido Co Ltd	48,100	2,826
SMC Corp/Japan	3,200	1,340
Sompo Holdings Inc	139,900	4,314
Sony Corp	64,900	3,839
Sony Corp ADR	100,360	5,939
Sony Financial Holdings Inc	31,700	534
SUMCO Corp	46,400	587
Sumitomo Corp	163,600	1,871
Sumitomo Mitsui Financial Group Inc	558,200	13,398

4	SEI Institutional International Trust / Semi-Annual Report / March 31, 2020

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sumitomo Mitsui Trust Holdings Inc	417,322	$11,986
Suzuki Motor Corp	121,737	2,900
Taiyo Nippon Sanso Corp	25,600	380
Takeda Pharmaceutical Co Ltd	1,232,900	37,375
Takeda Pharmaceutical Co Ltd ADR	83,793	1,272
Teijin Ltd	19,600	330
Terumo Corp	105,300	3,610
THK Co Ltd	16,100	325
TIS Inc	230,100	3,793
Tobu Railway Co Ltd	21,800	761
Tokio Marine Holdings Inc	35,500	1,624
Tokyo Electric Power Co Holdings Inc *	695,800	2,426
Tokyo Electron Ltd	34,700	6,494
Tokyu Fudosan Holdings Corp	94,800	454
Tomy Co Ltd	55,500	388
Toppan Printing Co Ltd	158,000	2,406
Toyota Industries Corp	17,100	817
Toyota Motor Corp	88,600	5,313
Toyota Motor Corp ADR	142,721	17,119
Tsuruha Holdings Inc	5,900	778
United Urban Investment Corp	196	194
Universal Entertainment *	218,474	3,274
Wacoal Holdings Corp	401,252	8,685
Welcia Holdings Co Ltd	3,700	260
Yaskawa Electric Corp	39,000	1,061
Z Holdings Corp	84,600	271

		540,272

Malaysia — 0.0%
PIE Industrial BHD	191,400	47

Malta — 0.0%
BGP Holdings (B)	198,683	—

Mexico — 0.8%
Arca Continental SAB de CV	1,571,480	6,414
Becle SAB de CV	7,826,100	9,618
Grupo Financiero Banorte SAB de CV, Cl O	675,320	1,871
Wal-Mart de Mexico SAB de CV	3,360,200	8,005

		25,908

Netherlands — 4.6%
Aalberts NV	13,050	306
Aegon NV	126,229	316
AerCap Holdings NV *	107,510	2,450
Akzo Nobel NV	151,386	9,832
Altice Europe NV *	132,765	512
Arcadis NV	33,652	527
ASM International NV	6,231	623
ASML Holding NV	45,579	12,021
ASR Nederland NV	180,815	4,518
Galapagos NV *	6,914	1,373
Heineken Holding NV	49,620	3,773
Heineken NV	81,111	6,736
ING Groep NV *	3,011,276	15,607

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
James Hardie Industries PLC	86,796	$983
Koninklijke Ahold Delhaize NV	587,859	13,649
Koninklijke DSM NV	89,594	10,109
Koninklijke KPN NV	1,147,563	2,722
Koninklijke Philips NV	328,341	13,170
NN Group NV	30,043	798
NXP Semiconductors NV	102,989	8,541
Randstad NV *	111,039	3,866
Royal Dutch Shell PLC ADR, Cl B	311,162	10,163
TKH Group NV	6,353	175
Wolters Kluwer NV	328,272	23,087

		145,857

New Zealand — 0.1%
Air New Zealand Ltd	573,594	287
Fisher & Paykel Healthcare Corp Ltd	110,254	1,974
Fletcher Building Ltd	84,821	174
Meridian Energy Ltd	161,299	385

		2,820

Norway — 2.0%
Adevinta ASA, Cl B *	1,222,466	10,838
Atlantic Sapphire AS *	3,511,187	30,062
DNB ASA	38,779	430
Gjensidige Forsikring ASA (A)	23,275	390
Kahoot! AS *(A)	1,739,085	10,103
Mowi ASA	393,671	5,869
Norway Royal Salmon ASA	168,443	3,333
Vaccibody AS *	365,753	2,786

		63,811

Portugal — 0.1%
EDP - Energias de Portugal SA	317,966	1,264
Galp Energia SGPS SA, Cl B	80,366	910
Jeronimo Martins SGPS SA	67,748	1,217

		3,391

Russia — 0.0%
Tatneft PJSC ADR	2,303	96

Singapore — 0.9%
City Developments Ltd	1,883,900	9,545
DBS Group Holdings Ltd	707,800	9,144
Hong Leong Finance Ltd	68,524	102
Mapletree Commercial Trust	490,000	626
Oversea-Chinese Banking Corp Ltd	1,022,635	6,172
Singapore Exchange Ltd	381,600	2,450
UOL Group Ltd	90,600	418
Wilmar International Ltd	126,700	287

		28,744

South Africa — 0.0%
DataTec Ltd	100,188	155
Investec PLC (A)	416,323	764

		919

SEI Institutional International Trust / Semi-Annual Report / March 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
South Korea — 2.3%
BNK Financial Group Inc	261,151	$948
Daelim Industrial Co Ltd	8,416	506
Doosan Infracore Co Ltd *	146,354	375
Hotel Shilla Co Ltd (A)	79,037	4,536
Kangwon Land Inc	430,760	6,950
Kia Motors Corp	10,621	226
KT Corp ADR *	432,095	3,362
LG Electronics Inc	40,173	1,578
LMS Co Ltd/South Korea	43,525	334
LS Industrial Systems Co Ltd	4,811	136
NCSoft Corp	14,146	7,547
Samsung Electronics Co Ltd	661,953	25,719
SK Telecom Co Ltd	66,952	9,697
SK Telecom Co Ltd ADR	787,189	12,807

		74,721

Spain — 1.1%
Amadeus IT Group SA, Cl A	154,342	7,293
Banco Bilbao Vizcaya Argentaria SA	1,865,940	5,862
Banco Santander SA	573,026	1,381
CaixaBank SA	2,491,112	4,602
Cellnex Telecom SA *	42,564	1,929
Cia de Distribucion Integral Logista Holdings SA	57,814	926
Endesa SA	16,906	359
Ferrovial SA	73,919	1,764
Grifols SA	6,484	220
Indra Sistemas SA *	333,121	2,732
Industria de Diseno Textil SA	118,798	3,058
Unicaja Banco SA	11,477,455	6,666

		36,792

Sweden — 1.7%
Assa Abloy AB, Cl B	313,865	5,903
Atlas Copco AB, Cl A	385,479	12,893
Atlas Copco AB, Cl B	25,912	760
Axfood AB	48,823	995
Betsson AB	124,312	497
Elanders AB, Cl B	3,872	17
Epiroc AB, Cl A	111,449	1,096
Epiroc AB, Cl B	72,504	714
Fastighets AB Balder, Cl B *	30,596	1,101
Getinge AB, Cl B	74,920	1,428
Hennes & Mauritz AB, Cl B *	130,048	1,669
ICA Gruppen AB	74,403	3,122
Industrivarden AB, Cl C	10,159	198
Investor AB, Cl B	23,128	1,054
Kinnevik AB *	10,309	170
L E Lundbergforetagen AB, Cl B	14,039	574
Millicom International Cellular SA	107,816	3,027
NCC AB, Cl B *	95,027	1,244
Sandvik AB	41,778	587
Skanska AB, Cl B *	59,364	897

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SKF AB, Cl B (A)	120,854	$1,656
Swedbank AB, Cl A	177,955	1,980
Swedish Match AB	184,533	10,507
Tele2 AB, Cl B	21,047	283
Trelleborg AB, Cl B	60,510	649
Volvo AB, Cl B	31,051	372

		53,393

Switzerland — 8.5%
ABB Ltd (A)	977,229	16,950
Adecco Group AG	268,035	10,509
Alcon Inc *	241,307	12,295
Aryzta AG *	2,336,902	837
Baloise Holding AG	10,010	1,308
Barry Callebaut AG	371	741
Chocoladefabriken Lindt & Spruengli AG	228	2,929
Cie Financiere Richemont SA	198,527	10,723
Coca-Cola HBC AG	257,760	5,520
Geberit AG	16,334	7,122
Givaudan SA	1,123	3,455
Julius Baer Group Ltd	137,206	4,612
Kuehne + Nagel International AG	665	91
Lonza Group AG	15,145	6,258
Nestle SA	166,174	16,913
Novartis AG	557,944	45,690
Partners Group Holding AG	9,411	6,492
Roche Holding AG	163,856	52,792
SGS SA	2,201	5,094
SIG Combibloc Group AG *	415,398	6,219
Sika AG	87,931	14,513
Sonova Holding AG	43,135	7,702
Straumann Holding AG	1,347	999
Swiss Life Holding AG	21,253	7,190
Swiss Prime Site AG	13,984	1,366
Swiss Re AG	44,382	3,399
Swisscom AG (A)	3,450	1,846
Tecan Group AG	3,228	965
UBS Group AG	1,527,143	14,131
Zurich Insurance Group AG	10,822	3,800

		272,461

Taiwan — 1.1%
Chipmos Technologies Inc	366,000	318
Foxconn Technology Co Ltd	605,000	990
Global Mixed Mode Technology Inc	91,000	302
Hon Hai Precision Industry Co Ltd	857,000	1,972
Kindom Development Co Ltd	432,000	326
Lite-On Technology Corp	1,534,000	2,092
MediaTek Inc	752,000	8,137
Mirle Automation Corp	600,000	603
Pou Chen Corp	412,000	350
Powertech Technology Inc	198,000	558
Simplo Technology Co Ltd	158,000	1,382
Sitronix Technology Corp	173,000	665

6	SEI Institutional International Trust / Semi-Annual Report / March 31, 2020

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Supreme Electronics Co Ltd	469,000	$470
Synnex Technology International Corp	1,030,000	1,267
Taiwan Semiconductor Manufacturing Co Ltd ADR	305,065	14,579
Topco Scientific Co Ltd	96,000	288
Zhen Ding Technology Holding Ltd	84,000	258

		34,557

Turkey — 0.0%
Turkiye Halk Bankasi AS *(A)	1,180,311	901

United Arab Emirates — 0.0%
Abu Dhabi Islamic Bank PJSC	615,520	667

United Kingdom — 12.5%
3i Group PLC	229,149	2,229
Admiral Group PLC	3,028	84
Aggreko PLC	53,260	319
Anglo American PLC	86,624	1,516
Aon PLC/UK	39,866	6,579
Ashtead Group PLC	81,513	1,763
AstraZeneca PLC	111,259	9,981
AVEVA Group PLC	12,837	553
Aviva PLC	1,889,436	6,213
BAE Systems PLC	105,703	681
Balfour Beatty PLC	2,561,222	6,783
Bank of Ireland Group PLC *	2,640,047	4,942
Barclays PLC	11,668,920	13,421
Barratt Developments PLC	1,013,938	5,488
Bellway PLC	20,548	547
Berkeley Group Holdings PLC	29,760	1,324
BHP Group PLC	365,309	5,642
BP PLC	1,053,493	4,388
British American Tobacco PLC	463,666	15,770
BT Group PLC, Cl A	851,464	1,233
Bunzl PLC	367,892	7,401
Compass Group PLC	712,485	11,110
Computacenter PLC	62,379	1,106
Crest Nicholson Holdings plc	35,148	76
CRH PLC	219,562	5,927
Croda International PLC	17,639	927
DCC PLC	104,564	6,583
Diageo PLC	116,263	3,721
Dialog Semiconductor PLC *	45,565	1,203
Electrocomponents PLC	735,931	4,682
Evraz PLC	990,183	2,816
Ferguson PLC	211,380	13,062
Ferrexpo PLC	524,939	766
Fevertree Drinks PLC	283,292	4,251
GlaxoSmithKline PLC	670,993	12,624
GVC Holdings PLC	95,319	654
Halma PLC	61,890	1,466
Hays PLC	1,583,408	2,251
Inchcape PLC	165,498	883

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Indivior PLC *	568,551	$321
Informa PLC	11,652	63
InterContinental Hotels Group PLC	7,815	335
International Consolidated Airlines Group SA	630,131	1,659
Intertek Group PLC	23,894	1,391
Investec PLC	290,604	542
JD Sports Fashion PLC	89,722	508
Johnson Matthey PLC	166,491	3,682
Keywords Studios PLC	360,076	6,417
Kingfisher PLC	4,348,234	7,668
Kingspan Group PLC	15,795	834
Legal & General Group PLC	3,172,972	7,516
London Stock Exchange Group PLC	156,497	14,055
M&G PLC	758,648	1,060
Meggitt PLC	151,845	544
Melrose Industries PLC	3,650,312	4,089
Micro Focus International PLC	382,051	1,883
National Grid PLC	974,019	11,374
Ninety One PLC *(A)	353,464	758
Pagegroup PLC	128,208	578
Prudential PLC	1,426,580	18,070
QinetiQ Group PLC	171,097	682
Reckitt Benckiser Group PLC	100,085	7,608
RELX PLC	1,049,378	22,456
Rentokil Initial PLC *	1,553,493	7,459
Rightmove PLC	222,551	1,339
Rio Tinto PLC	55,228	2,523
Rolls-Royce Holdings PLC	2,440,600	10,237
Royal Bank of Scotland Group PLC	5,568,954	7,704
RSA Insurance Group PLC	56,868	295
Sage Group PLC/The	75,999	555
Savills PLC	16,830	171
Schroders PLC	45,451	1,383
Segro PLC ‡	191,650	1,811
Severn Trent PLC	20,331	574
Smith & Nephew PLC	811,804	14,337
Smiths Group PLC	74,634	1,120
Smurfit Kappa Group PLC	24,910	703
Spectris PLC	125,288	3,765
Spirax-Sarco Engineering PLC	11,027	1,110
Spirent Communications PLC	67,806	173
SSE PLC	320,300	5,181
SSP Group Plc	130,608	496
St James’s Place PLC	408,356	3,817
Standard Chartered PLC	75,803	414
Standard Life Aberdeen PLC	398,581	1,086
Tate & Lyle PLC	228,715	1,848
Taylor Wimpey PLC *	2,176,715	3,169
Tesco PLC	7,409,478	20,869
Trainline PLC *	594,225	2,492
Vistry Group PLC	27,668	198
Vodafone Group PLC	13,446,345	18,632

SEI Institutional International Trust / Semi-Annual Report / March 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

International Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WH Smith PLC	58,146	$818

		399,337

United States — 5.6%
Accenture PLC, Cl A	90,161	14,720
ASML Holding NV, Cl G	47,020	12,302
Atlassian Corp PLC, Cl A *	14,196	1,949
Axis Capital Holdings Ltd	308,388	11,919
Axonics Modulation Technologies Inc *(A)	569,586	14,473
Biohaven Pharmaceutical Holding Co Ltd *	198,015	6,738
Chubb Ltd	91,686	10,241
Coca-Cola European Partners PLC	83,416	3,131
Flex Ltd *	1,018,773	8,532
Lululemon Athletica Inc *	83,519	15,831
Mettler-Toledo International Inc *	13,645	9,422
Microsoft Corp	62,443	9,848
Nomad Foods Ltd *	320,168	5,942
ResMed Inc	102,618	15,115
Sensata Technologies Holding PLC *	150,713	4,360
Shopify Inc, Cl A *	32,990	13,754
STERIS PLC	62,678	8,773
Visa Inc, Cl A	24,812	3,998
Wix.com Ltd *	78,946	7,959

		179,007

Total Common Stock (Cost $3,419,544) ($ Thousands)		3,014,983

PREFERRED STOCK — 1.7%
Germany — 1.1%
Henkel AG & Co KGaA (C)	86,879	6,947
Sartorius AG (C)	4,708	1,138
Volkswagen AG (C)	228,482	26,677

		34,762

South Korea — 0.6%
Hyundai Motor Co (C)	132,660	5,598
Samsung Electronics Co Ltd (C)	381,858	12,406

		18,004

Total Preferred Stock (Cost $68,403) ($ Thousands)		52,766

	Number of Rights
RIGHTS — 0.0%
Taiwan — 0.0%
Simplo Technology Co Ltd *‡‡	5,445	–

Total Rights (Cost $—) ($ Thousands)		–

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 2.0%
SEI Liquidity Fund, L.P. 0.760% **†(D)	64,574,382	$64,589

Total Affiliated Partnership (Cost $64,574) ($ Thousands)		64,589

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F 0.290%**†	32,820,846	32,821

Total Cash Equivalent (Cost $32,821) ($ Thousands)		32,821

Total Investments in Securities — 98.8% (Cost $3,585,342) ($ Thousands)		$3,165,159

8	SEI Institutional International Trust / Semi-Annual Report / March 31, 2020

A list of the open futures contracts held by the Fund at March 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Euro STOXX 50	480	Jun-2020	$12,430	$14,468	$1,765
FTSE 100 Index	100	Jun-2020	5,644	6,988	852
Hang Seng Index	11	May-2020	1,681	1,683	3
SPI 200 Index	55	Jun-2020	3,654	4,300	419
TOPIX Index	84	Jun-2020	9,679	10,917	912

			$33,088	$38,356	$3,951

Percentages are based on Net Assets of $3,202,897 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2020.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2020 (See Note 9). The total market value of securities on loan at March 31, 2020 was $60,441 ($ Thousands).

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	There is currently no rate available.

(D)	This security was purchased with cash collateral held from securities on loan (See Note 9). The total market value of such securities as of March 31, 2020 was $64,589 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

FTSE — Financial Times and Stock Exchange

L.P. — Limited Partnership

Ltd. — Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

REIT — Real Estate investment Trust

SPI — Share Price Index

TOPIX — Tokyo Price Index

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	3,005,252	9,731	–^	3,014,983
Preferred Stock	52,766	–	–	52,766
Rights	–	–	–	–
Affiliated Partnership	–	64,589	–	64,589
Cash Equivalent	32,821	–	–	32,821

Total Investments in Securities	3,090,839	74,320	–	3,165,159

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	3,951	–	–	3,951

Total Other Financial Instruments	3,951	–	–	3,951

^One security with a market value of $0.

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$122,509	$ 360,671	$ (418,600)	$ —	$ 9	$ 64,589	64,574,382	$ 642	$ —
SEI Daily Income Trust, Government Fund, Cl F	83,730	101,256	(152,165)	—	—	32,821	32,820,846	409	—

Totals	$ 206,239	$ 461,927	$ (570,765)	$ —	$ 9	$ 97,410		$ 1,051	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Emerging Market Equity Fund

†Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.4%

Argentina — 0.4%
Arcos Dorados Holdings Inc, Cl A	85,303	$285
Cresud SACIF y A ADR *(A)	49,542	172
IRSA Inversiones y Representaciones SA ADR *	41,428	144
IRSA Propiedades Comerciales SA ADR	2,512	18
MercadoLibre Inc *	8,589	4,197

		4,816

Austria — 0.1%
Erste Group Bank AG	66,143	1,226
IMMOFINANZ AG	34,430	609

		1,835

Brazil — 4.6%
Ambev SA *	569,800	1,305
Arezzo Industria e Comercio SA	127,700	921
Atacadao SA *	832,447	3,281
B2W Cia Digital *	577,012	5,323
B3 SA - Brasil Bolsa Balcao	601,820	4,134
Banco Bradesco SA ADR *	937,094	3,805
Banco do Brasil SA *	327,413	1,752
Banco Santander Brasil SA	254,900	1,327
Banco Santander Brasil SA ADR (A)	105,870	547
BK Brasil Operacao e Assessoria a
Restaurantes SA *	306,243	543
BRF SA *	483,253	1,407
BRF SA ADR *	213,703	620
CCR SA	440,900	1,011
Cia de Saneamento do Parana	52,776	244
Cia Energetica de Minas Gerais ADR	410,866	699
Cosan Ltd, Cl A *	32,486	400
Cosan SA	228,128	2,365

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cyrela Brazil Realty SA Empreendimentos e Participacoes	273,398	$764
Duratex SA *	457,300	817
Energisa SA	455,268	3,354
Eneva SA *	95,847	628
Gerdau SA ADR (A)	389,070	743
Grupo SBF SA *	169,275	789
Hypera SA *	246,662	1,374
JBS SA	152,080	596
Localiza Rent a Car SA	182,490	924
Minerva SA/Brazil *	128,998	198
Notre Dame Intermedica Participacoes SA	262,177	2,258
Petrobras Distribuidora SA	298,489	906
Petroleo Brasileiro SA	21,549	118
Petroleo Brasileiro SA ADR *	719,316	3,956
Porto Seguro SA	130,188	1,112
Qualicorp Consultoria e Corretora de Seguros SA	111,107	512
Raia Drogasil SA	23,506	459
Rumo SA *	1,911,332	7,253
Telefonica Brasil SA ADR	174,379	1,662
TIM Participacoes SA ADR *	90,749	1,103
Transmissora Alianca de Energia Eletrica SA	92,364	458
Vale SA ADR, Cl B *	179,909	1,492
WEG SA	44,522	287
YDUQS Part	150,886	652

		62,099

Canada — 0.7%
First Quantum Minerals Ltd	1,503,362	7,594
Pan American Silver Corp	63,200	906
Parex Resources Inc *	163,177	1,364

		9,864

Chile — 0.2%
Banco de Credito e Inversiones SA	7,407	252
Cia Cervecerias Unidas SA ADR	29,946	401
Enel Chile SA	14,238,302	969
Latam Airlines Group SA ADR (A)	37,504	99
Sociedad Quimica y Minera de Chile SA ADR (A)	67,030	1,512

		3,233

China — 27.6%
Agricultural Bank of China Ltd, Cl H	7,357,000	2,931
Alibaba Group Holding Ltd ADR *	297,298	57,818
Angel Yeast Co Ltd, Cl A	197,800	982
Anhui Conch Cement Co Ltd, Cl H	1,119,664	7,760
Baidu Inc *	39,692	4,001
Bank of China Ltd, Cl H	10,379,000	3,967
Baozun Inc ADR *(A)	70,559	1,971
BeiGene Ltd ADR *	3,159	389
Beijing Sinnet Technology Co Ltd, Cl A	1,164,995	3,895
Beijing Thunisoft Corp Ltd, Cl A	333,714	1,209

10	SEI Institutional International Trust / Semi-Annual Report / March 31, 2020

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bilibili Inc ADR *(A)	103,892	$2,433
Bosideng International Holdings Ltd	1,744,741	406
China Coal Energy Co Ltd, Cl H	688,012	191
China Communications Services Corp Ltd, Cl H	281,227	204
China Construction Bank Corp, Cl H	14,733,000	11,978
China Lesso Group Holdings Ltd	471,000	618
China Life Insurance Co Ltd, Cl H	1,070,000	2,100
China Merchants Bank Co Ltd, Cl H	345,966	1,559
China National Building Material Co Ltd, Cl H	1,178,000	1,285
China Oilfield Services Ltd, Cl H	542,000	419
China Pacific Insurance Group Co Ltd, Cl H	220,400	666
China Petroleum & Chemical Corp, Cl H	2,330,000	1,150
China Railway Construction Corp Ltd, Cl H	710,000	791
China Shenhua Energy Co Ltd, Cl H	85,900	163
Chongqing Zhifei Biological Products Co Ltd, Cl A	291,600	2,771
CITIC Securities Co Ltd, Cl H	810,000	1,471
CRRC Corp Ltd	3,932,408	1,997
Dongyue Group Ltd	155,359	62
Focus Media Information Technology Co Ltd, Cl A	8,433,795	5,244
Focused Photonics Hangzhou Inc, Cl A	840,361	1,411
Gree Electric Appliances Inc of Zhuhai, Cl A *	191,400	1,408
Hangzhou Robam Appliances Co Ltd, Cl A	1,339,650	5,346
Han’s Laser Technology Industry Group Co Ltd, Cl A	350,563	1,383
HLA Corp Ltd, Cl A	1,703,053	1,517
Huaxin Cement Co Ltd, Cl A	212,500	694
Industrial & Commercial Bank of China Ltd, Cl H	25,416,419	17,401
JD.com Inc ADR *	336,129	13,613
Jiangsu Changshu Rural Commercial Bank Co Ltd, Cl A	1,900,074	1,822
Kingsoft Corp Ltd	58,084	190
Kweichow Moutai Co Ltd, Cl A	10,400	1,632
KWG Group Holdings Ltd	1,607,000	2,277
Longfor Group Holdings Ltd	213,000	1,039
Momo Inc ADR *	224,416	4,868
NARI Technology Co Ltd, Cl A	1,057,083	2,935
NetEase Inc ADR	33,540	10,765
New Oriental Education & Technology Group Inc ADR *	45,560	4,931
Offshore Oil Engineering	3,604,839	2,485
PICC Property & Casualty Co Ltd, Cl H	566,000	545
Ping An Insurance Group Co of China Ltd, Cl A	60,100	586
Ping An Insurance Group Co of China Ltd, Cl H	2,431,357	23,827
Sangfor Technologies Inc, Cl A	82,793	1,837
Shenzhen Inovance Technology Co Ltd, Cl A	476,900	1,730
Shenzhen Overseas Chinese Town Co Ltd, Cl A	1,306,800	1,177

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sichuan Kelun Pharmaceutical Co Ltd, Cl A	522,100	$1,518
SINA Corp/China *	69,853	2,224
Sinopharm Group Co Ltd, Cl H	2,512,381	5,640
Sinotruk Hong Kong Ltd	1,246,500	2,067
Sohu.com Ltd ADR *	83,408	520
Suofeiya Home Collection Co Ltd, Cl A	1,117,700	2,845
TAL Education Group ADR *	52,907	2,818
Tencent Holdings Ltd	1,480,907	72,892
Tingyi Cayman Islands Holding Corp	1,490,500	2,426
Trip.com Group Ltd ADR *	193,622	4,541
Tsingtao Brewery Co Ltd, Cl H	562,000	2,850
Uni-President China Holdings Ltd	2,038,400	1,963
Vipshop Holdings Ltd ADR *	57,945	903
Want Want China Holdings Ltd	803,000	582
Weibo Corp ADR *(A)	111,271	3,684
Weichai Power Co Ltd, Cl H	1,176,806	1,883
Wens Foodstuffs Group Co Ltd	840,683	3,812
Wuhu Sanqi Interactive Entertainment Network Technology Group Co Ltd, Cl A	612,900	2,796
Wuliangye Yibin Co Ltd, Cl A	207,400	3,370
Yantai Jereh Oilfield Services Group Co Ltd, Cl A	257,274	807
Yanzhou Coal Mining Co Ltd, Cl H	428,791	334
Yonghui Superstores Co Ltd, Cl A	1,714,900	2,480
Yum China Holdings Inc	13,071	557
Zhejiang Expressway Co Ltd, Cl H	3,032,000	2,107
Zhejiang NHU Co Ltd, Cl A	1,074,369	4,118
Zhejiang Weixing New Building Materials Co Ltd, Cl A	782,085	1,211
Zhongsheng Group Holdings Ltd	2,049,000	7,131
Zhuzhou CRRC Times Electric Co Ltd, Cl H	644,600	1,904
ZTO Express Cayman Inc ADR *	208,198	5,513

		371,346

Colombia — 0.3%
Bancolombia SA ADR, Cl R	108,428	2,706
Ecopetrol SA	586,703	281
Ecopetrol SA ADR	38,523	366
Interconexion Electrica SA ESP	80,724	333

		3,686

Cyprus — 0.1%
TCS Group Holding PLC GDR	106,230	1,230

Czech Republic — 0.2%
Moneta Money Bank AS	1,066,042	2,187

Egypt — 0.1%
Commercial International Bank Egypt SAE	525,769	1,959

Germany — 0.4%
Delivery Hero SE *	69,810	5,093

SEI Institutional International Trust / Semi-Annual Report / March 31, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Emerging Market Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Greece — 0.4%
Eurobank Ergasias Services and Holdings SA *	4,111,724	$1,760
Hellenic Telecommunications Organization SA	43,068	518
Motor Oil Hellas Corinth Refineries SA	80,016	989
National Bank of Greece SA *	369,383	496
OPAP SA	197,451	1,498

		5,261

Hong Kong — 8.3%
3SBio Inc *	2,542,000	2,629
A-Living Services Co Ltd, Cl H	1,475,937	7,118
ASM Pacific Technology Ltd	291,600	2,700
BAIC Motor Corp Ltd, Cl H	5,690,500	2,241
Beijing Enterprises Water Group Ltd	4,074,000	1,588
Chaoda Modern Agriculture Holdings Ltd *	2,056,181	13
China Aoyuan Group Ltd	319,000	369
China Conch Venture Holdings Ltd	550,500	2,454
China Everbright Bank Co Ltd, Cl H	1,633,000	623
China Everbright International Ltd	2,222,000	1,268
China Gas Holdings Ltd	1,262,200	4,405
China High Precision Automation Group Ltd *	1,385,624	–
China Medical System Holdings Ltd	1,787,000	1,917
China Mengniu Dairy Co Ltd	438,000	1,510
China Mobile Ltd	1,267,909	9,490
China Mobile Ltd ADR	96,201	3,624
China Overseas Grand Oceans Group Ltd	215,637	125
China Resources Beer Holdings Co Ltd	65,465	296
China Resources Cement Holdings Ltd	902,000	1,072
China Resources Gas Group Ltd	148,000	742
China Resources Land Ltd	340,000	1,399
China State Construction International Holdings Ltd	2,971,123	2,201
CITIC Ltd	1,916,000	2,007
CNOOC Ltd	9,338,462	9,966
Country Garden Services Holdings Co Ltd	236,000	953
CSPC Pharmaceutical Group Ltd	174,000	347
Ever Sunshine Lifestyle Services Group Ltd	153,496	190
Far East Horizon Ltd	221,884	179
Geely Automobile Holdings Ltd	2,815,000	4,105
Genscript Biotech Corp *	412,000	663
Haier Electronics Group Co Ltd	747,000	1,998
Hisense Home Appliances Group Co Ltd, Cl H	403,534	370
Huatai Securities Co Ltd, Cl H	2,561,200	3,777
Kingboard Laminates Holdings Ltd	637,000	581
Kunlun Energy Co Ltd	672,000	392
Lee & Man Paper Manufacturing Ltd	1,320,000	792
Li Ning Co Ltd	723,000	2,091
Link REIT ‡	312,438	2,635
Livzon Pharmaceutical Group Inc, Cl H	41,972	154
Logan Property Holdings Co Ltd	3,465,672	5,319
Luye Pharma Group Ltd (A)	1,121,500	544

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Meituan Dianping, Cl B *	153,538	$1,842
Midea Real Estate Holding Ltd	360,019	889
Nine Dragons Paper Holdings Ltd	2,169,000	1,968
Postal Savings Bank of China Co Ltd, Cl H	1,139,000	694
Powerlong Real Estate Holdings Ltd	259,416	152
Q Technology Group Co Ltd	344,000	378
Shenzhen Expressway Co Ltd, Cl H	406,000	412
Shimao Property Holdings Ltd	484,000	1,693
Sino Biopharmaceutical Ltd	414,000	543
SJM Holdings Ltd	3,963,000	3,352
Sun Art Retail Group Ltd	512,000	754
Sunac China Holdings Ltd	519,987	2,396
Sunny Optical Technology Group Co Ltd	480,100	6,397
Techtronic Industries Co Ltd	338,925	2,183
Times China Holdings Ltd	304,000	505
Times Neighborhood Holdings Ltd	389	–
United Laboratories International Holdings Ltd/The	216,602	174
Wuxi Biologics Cayman Inc *	10,667	139
Xinyi Glass Holdings Ltd	594,000	681
Yuexiu Transport Infrastructure Ltd	302,305	184
ZhongAn Online P&C Insurance Co Ltd, Cl H *(A)	216,100	710
Zoomlion Heavy Industry Science and Technology Co Ltd *(A)	1,265,800	913

		111,806

Hungary — 0.5%
MOL Hungarian Oil & Gas PLC	202,145	1,172
Richter Gedeon Nyrt	319,804	6,016

		7,188

India — 7.8%
ACC Ltd	44,777	573
Apollo Hospitals Enterprise Ltd	87,101	1,312
Asian Paints Ltd	14,349	316
Avanti Feeds Ltd	36,031	140
Axis Bank Ltd	105,839	530
Bharti Airtel Ltd *	384,937	2,241
Dabur India Ltd	87,003	517
DLF Ltd	353,459	640
Dr Reddy’s Laboratories Ltd	30,338	1,245
Dr Reddy’s Laboratories Ltd ADR	20,928	844
Escorts Ltd	128,948	1,128
Gujarat Gas Ltd	70,485	215
HCL Technologies Ltd	304,939	1,757
HDFC Bank Ltd	229,554	2,607
HDFC Bank Ltd ADR	76,200	2,931
Hero MotoCorp Ltd	63,484	1,340
Hindustan Petroleum Corp Ltd	90,966	228
Hindustan Unilever Ltd	161,066	4,890
Housing Development Finance Corp Ltd	328,432	7,058
ICICI Bank Ltd	1,769,820	7,642

12	SEI Institutional International Trust / Semi-Annual Report / March 31, 2020

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ICICI Bank Ltd ADR	409,875	$3,484
ICICI Lombard General Insurance Co Ltd	142,341	2,036
Infosys Ltd	396,103	3,318
Infosys Ltd ADR	141,553	1,162
ITC Ltd	2,022,480	4,577
JM Financial Ltd	528,780	453
JSW Steel Ltd	306,502	591
Mahindra & Mahindra Ltd	235,240	886
Manappuram Finance Ltd	286,462	359
Max Financial Services Ltd *	199,081	1,001
Metropolis Healthcare Ltd	66,204	1,124
Motherson Sumi Systems Ltd	1,492,590	1,196
Mphasis Ltd	144,959	1,274
Multi Commodity Exchange of India Ltd	94,822	1,415
Muthoot Finance Ltd	92,654	753
Nestle India Ltd	3,125	674
Petronet LNG Ltd	143,637	379
Power Finance Corp Ltd	330,242	400
Power Grid Corp of India Ltd	2,815,816	5,910
Reliance Industries Ltd	666,581	9,848
Reliance Industries Ltd GDR	400,326	12,263
SBI Cards & Payment Services Ltd *	40,000	327
Shriram Transport Finance Co Ltd	125,442	1,089
Spandana Sphoorty Financial Ltd *	100,930	778
Tata Chemicals Ltd	98,654	290
Tata Consultancy Services Ltd	147,316	3,555
Tata Consumer Products Ltd	138,378	538
Tech Mahindra Ltd	67,039	503
Torrent Pharmaceuticals Ltd	13,659	355
United Breweries Ltd	16,584	201
United Spirits Ltd *	302,561	1,931
UPL Ltd	491,777	2,113
Wipro Ltd	193,717	504
WNS Holdings Ltd ADR *	8,529	367
Zee Entertainment Enterprises Ltd	506,897	828

		104,636

Indonesia — 0.8%
Ace Hardware Indonesia Tbk PT	21,839,900	1,739
Astra International Tbk PT	2,666,800	636
Bank Central Asia Tbk PT	672,667	1,137
Bank Mandiri Persero Tbk PT	3,282,500	941
Bank Rakyat Indonesia Persero Tbk PT	22,092,305	4,090
Bank Tabungan Pensiunan Nasional Syariah Tbk PT *	744,630	98
Indofood Sukses Makmur Tbk PT	1,322,677	514
Kalbe Farma Tbk PT	4,622,600	339
Map Aktif Adiperkasa PT *	3,611,900	433
Mitra Adiperkasa Tbk PT	3,107,372	90
Telekomunikasi Indonesia Persero Tbk PT	4,894,000	942

		10,959

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Luxembourg — 0.0%
Beijing Sinnet Technology Co Ltd *	177,315	$598

Malaysia — 0.6%
Gamuda Bhd	732,700	476
Inari Amertron Bhd	5,267,575	1,489
Kossan Rubber Industries	336,100	399
Malayan Banking Bhd	1,067,500	1,836
MISC Bhd	374,875	643
RHB Bank Bhd	2,173,700	2,348
UEM Sunrise Bhd *	1,294,595	118
Westports Holdings Bhd	487,600	379

		7,688

Mexico — 1.9%
Alfa SAB de CV, Cl A	1,090,300	295
Alsea SAB de CV *	641,367	411
America Movil SAB de CV ADR, Cl L	232,246	2,736
Arca Continental SAB de CV	90,800	371
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	230,811	748
Cemex SAB de CV ADR	97,023	206
Coca-Cola Femsa SAB de CV ADR	36,445	1,466
Controladora Vuela Cia de Aviacion SAB de CV ADR *	7,929	27
Fibra Uno Administracion SA de CV	847,615	673
Fomento Economico Mexicano SAB de CV	497,929	3,061
Fomento Economico Mexicano SAB de CV ADR	9,067	549
Gruma SAB de CV, Cl B	254,089	1,976
Grupo Aeroportuario del Centro Norte SAB de CV ADR	1,644	44
Grupo Aeroportuario del Pacifico SAB de CV, Cl B	83,600	457
Grupo Aeroportuario del Sureste SAB de CV ADR	4,203	396
Grupo Financiero Banorte SAB de CV, Cl O	1,586,467	4,396
Grupo Mexico SAB de CV, Ser B	872,984	1,637
Grupo Televisa SAB ADR	361,941	2,099
Infraestructura Energetica Nova SAB de CV	647,200	2,009
Kimberly-Clark de Mexico SAB de CV, Cl A	227,796	350
Orbia Advance Corp SAB de CV	263,081	293
Qualitas Controladora SAB de CV	191,603	495
Wal-Mart de Mexico SAB de CV	194,389	463

		25,158

Netherlands — 0.2%
Prosus NV *	34,919	2,435
VEON Ltd ADR (A)	189,007	285

		2,720

Panama — 0.1%
Copa Holdings SA, Cl A	44,508	2,016

SEI Institutional International Trust / Semi-Annual Report / March 31, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Emerging Market Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Peru — 0.5%
Cia de Minas Buenaventura SAA ADR	86,784	$633
Credicorp Ltd	43,107	6,167

		6,800

Philippines — 0.7%
Ayala Corp	78,070	713
Ayala Land Inc	475,200	281
BDO Unibank Inc	1,436,805	2,911
First Gen Corp	783,754	254
Globe Telecom Inc	39,532	1,499
GT Capital Holdings Inc	96,334	768
International Container Terminal Services Inc	746,418	1,089
Manila Electric Co	7,282	32
Metropolitan Bank & Trust Co	2,612,164	2,050
Security Bank Corp	56,145	117

		9,714

Poland — 0.8%
Bank Polska Kasa Opieki SA	44,408	598
Dino Polska SA *	162,480	6,317
Grupa Lotos SA	38,665	482
Polski Koncern Naftowy ORLEN SA	31,231	417
Powszechny Zaklad Ubezpieczen SA	422,755	3,173
Warsaw Stock Exchange	9,323	78

		11,065

Portugal — 0.2%
Jeronimo Martins SGPS SA	145,572	2,615

Qatar — 0.1%
Commercial Bank PSQC/The	420,581	447
Masraf Al Rayan QSC	429,595	432
Qatar Gas Transport Co Ltd	555,980	318
Qatar International Islamic Bank QSC	243,040	483
Qatar National Bank QPSC	79,633	369

		2,049

Russia — 4.1%
Detsky Mir PJSC	1,097,591	1,279
Gazprom PJSC	389,260	904
Gazprom PJSC ADR	684,066	3,130
LUKOIL PJSC ADR	194,657	11,525
Mail.Ru Group Ltd GDR *	152,809	2,292
MMC Norilsk Nickel PJSC ADR	122,319	2,968
Mobile TeleSystems PJSC ADR	50,436	383
Novatek PJSC GDR	161	19
Rosneft Oil Co PJSC GDR	493,780	2,004
Sberbank of Russia PJSC	733,815	1,758
Sberbank of Russia PJSC ADR	1,284,536	12,074
X5 Retail Group NV GDR	91,029	2,435
Yandex NV, Cl A *	412,743	14,054

		54,825

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Saudi Arabia — 0.3%
Al Rajhi Bank	116,487	$1,662
Samba Financial Group	127,127	679
Saudi Arabian Fertilizer Co	67,275	1,107

		3,448

South Africa — 2.4%
AngloGold Ashanti Ltd	95,650	1,648
AngloGold Ashanti Ltd ADR (A)	217,827	3,622
Bid Corp Ltd	143,813	1,704
Bidvest Group Ltd/The	37,174	303
Capitec Bank Holdings Ltd	56,521	2,766
FirstRand Ltd	746,949	1,680
Foschini Group Ltd/The	89,572	338
Gold Fields Ltd ADR	61,345	291
Impala Platinum Holdings Ltd	68,124	288
JSE Ltd	209,557	1,188
Liberty Holdings Ltd	13,104	49
Mediclinic International PLC	346,501	1,110
Mr Price Group Ltd	211,182	1,342
Naspers Ltd, Cl N	60,748	8,643
Old Mutual Ltd	1,765,906	1,167
RMB Holdings Ltd	470,376	1,294
SPAR Group Ltd/The	61,431	625
Standard Bank Group Ltd	623,944	3,502
Vodacom Group Ltd	54,621	356

		31,916

South Korea — 12.9%
BGF retail Co Ltd	10,985	1,187
Celltrion Inc *	1,268	237
Com2uSCorp	29,920	2,056
Coway Co Ltd	64,235	3,045
Daelim Industrial Co Ltd	5,821	350
DB HiTek Co Ltd	45,969	810
Douzone Bizon Co Ltd	26,125	1,725
GS Holdings Corp	68,870	2,070
Hana Financial Group Inc	63,958	1,205
Hotel Shilla Co Ltd	31,731	1,821
Hyundai Department Store Co Ltd	11,320	544
Hyundai Mobis Co Ltd	5,530	765
Hyundai Motor Co	5,519	399
Iljin Materials Co Ltd (A)	31,001	789
Kakao Corp	26,890	3,402
Kangwon Land Inc	60,735	980
KB Financial Group Inc	82,781	2,327
Kia Motors Corp	60,132	1,276
Korea Zinc Co Ltd	2,131	621
Kumho Petrochemical Co Ltd	6,998	373
LG Chem Ltd	15,301	3,802
LG Corp	31,879	1,537
LG Electronics Inc	20,421	802
LG Household & Health Care Ltd	2,473	2,267

14	SEI Institutional International Trust / Semi-Annual Report / March 31, 2020

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
LG Innotek Co Ltd	5,331	$491
LG Uplus Corp	75,644	666
Lotte Chilsung Beverage Co Ltd	7,009	487
Lotte Confectionery Co Ltd	2,614	226
Lotte Corp	15,956	313
Mando Corp	43,921	739
Medy-Tox Inc	10,366	1,668
NAVER Corp	44,981	6,235
NCSoft Corp	21,805	11,632
Orion Corp/Republic of Korea	46,613	4,388
POSCO ADR	9,899	323
Samsung Biologics Co Ltd *	8,291	3,257
Samsung Electro-Mechanics Co Ltd	33,580	2,656
Samsung Electronics Co Ltd	1,603,830	62,313
Samsung Engineering Co Ltd *	29,493	241
Samsung Life Insurance Co Ltd	14,133	496
Samsung SDI Co Ltd	5,892	1,149
Shinhan Financial Group Co Ltd	16,559	386
SK Hynix Inc	336,518	22,771
SK Telecom Co Ltd	57,999	8,401
SK Telecom Co Ltd ADR	188,817	3,072
SKCKOLONPI Inc (A)	42,991	913
S-Oil Corp	33,040	1,540
WONIK IPS Co Ltd *(A)	138,511	2,819
Woori Financial Group Inc	297,963	1,859

		173,431

Switzerland — 0.1%
Wizz Air Holdings Plc *	35,174	999

Taiwan — 12.3%
Accton Technology Corp	887,200	4,720
Airtac International Group	259,000	3,865
ASE Technology Holding Co Ltd	840,372	1,622
Asia Cement Corp	2,456,000	3,194
ASMedia Technology Inc	14,000	351
Asustek Computer Inc	64,862	439
Bizlink Holding Inc	497,000	2,668
Catcher Technology Co Ltd	610,040	3,927
Chailease Holding Co Ltd	1,201,262	3,601
Chang Hwa Commercial Bank Ltd	765,000	482
Chicony Electronics Co Ltd	187,000	469
Chilisin Electronics Corp	418,000	1,106
Chroma ATE Inc	502,000	2,063
Chunghwa Telecom Co Ltd	139,000	493
CTBC Financial Holding Co Ltd	4,972,073	2,935
Elite Material Co Ltd	450,400	1,570
eMemory Technology Inc	172,200	1,338
Foxconn Technology Co Ltd	32,880	54
Fubon Financial Holding Co Ltd	1,709,000	2,121
Globalwafers Co Ltd	218,000	2,407
Hiwin Technologies Corp	531,019	3,496
Hon Hai Precision Industry Co Ltd	2,285,003	5,257

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Huaku Development Co Ltd	173,000	$473
International Games System Co Ltd	19,000	347
King Yuan Electronics Co Ltd	275,887	276
LandMark Optoelectronics Corp	201,000	1,718
Largan Precision Co Ltd	11,446	1,430
Lite-On Technology Corp	390,270	532
MediaTek Inc	1,086,170	11,753
Mega Financial Holding Co Ltd	536,000	502
Merida Industry Co Ltd	365,000	1,333
Micro-Star International Co Ltd	764,000	2,246
momo.com Inc	29,000	367
Novatek Microelectronics Corp	361,000	2,049
Parade Technologies Ltd	253,600	5,404
Pegatron Corp	260,000	500
Powertech Technology Inc	838,000	2,361
President Chain Store Corp	48,000	448
Radiant Opto-Electronics Corp	123,000	318
Realtek Semiconductor Corp	77,000	553
Silergy Corp	52,890	1,723
Silicon Motion Technology Corp ADR	100,595	3,688
Simplo Technology Co Ltd	41,000	359
Sino-American Silicon Products Inc	168,155	430
SinoPac Financial Holdings Co Ltd	2,371,428	866
Standard Foods Corp	175,333	353
Taiwan Business Bank	1,510,986	483
Taiwan Cooperative Financial Holding Co Ltd	556,000	336
Taiwan Semiconductor Manufacturing Co Ltd	5,965,276	54,009
Taiwan Semiconductor Manufacturing Co Ltd ADR	192,983	9,223
Teco Electric and Machinery Co Ltd	451,488	359
Topco Scientific Co Ltd	115,000	345
Tripod Technology Corp	111,000	349
Unimicron Technology Corp	292,000	306
Uni-President Enterprises Corp	1,898,000	4,121
United Integrated Services Co Ltd	63,000	344
United Microelectronics Corp	1,272,000	567
Win Semiconductors Corp	416,681	3,567
Wistron Corp	850,000	688
Wiwynn Corp	21,752	503
Yageo Corp	147,000	1,309
Yuanta Financial Holding Co Ltd	1,540,229	791

		165,507

Thailand — 1.6%
Advanced Info Service PCL	525,600	3,177
Advanced Info Service PCL NVDR	90,700	553
Bangkok Bank PCL	194,200	592
Central Retail Corp PCL	2,190,337	1,859
Charoen Pokphand Foods PCL NVDR	749,900	553
Com7 PCL	1,251,400	592
CP ALL PCL	1,111,900	2,060
Electricity Generating PCL NVDR	61,300	431
Home Product Center PCL	18,605,654	6,236

SEI Institutional International Trust / Semi-Annual Report / March 31, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Emerging Market Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Minor International PCL NVDR	2,591,664	$1,327
PTT PCL	1,245,600	1,156
Sino-Thai Engineering & Construction PCL NVDR	117,356	40
Thai Beverage PCL	4,431,850	1,873
Tipco Asphalt PCL NVDR	667,177	349
Tisco Financial Group PCL NVDR	184,834	392
TOA Paint Thailand PCL NVDR	268,800	257

		21,447

Turkey — 0.9%
Akbank T.A.S. *	1,353,933	1,145
Anadolu Efes Biracilik Ve Malt Sanayii AS	99,325	258
Ford Otomotiv Sanayi AS	70,869	528
KOC Holding AS	219,059	447
Koza Altin Isletmeleri AS *	38,580	358
Mavi Giyim Sanayi Ve Ticaret AS, Cl B *(A)	138,326	701
Tofas Turk Otomobil Fabrikasi AS	124,885	310
Turk Hava Yollari AO *(A)	1,099,900	1,505
Turk Telekomunikasyon AS	333,361	339
Turkcell Iletisim Hizmetleri AS	962,914	1,796
Turkcell Iletisim Hizmetleri AS ADR	33,717	157
Turkiye Garanti Bankasi AS *	3,034,976	3,740
Turkiye Sise ve Cam Fabrikalari AS (A)	1,993,999	1,249
Ulker Biskuvi Sanayi AS	51,136	152

		12,685

United Arab Emirates — 0.4%
Abu Dhabi Islamic Bank PJSC	374,457	406
Air Arabia PJSC	663,644	171
Aldar Properties PJSC	3,375,987	1,411
DP World PLC	81,184	1,216
Dubai Islamic Bank PJSC	954,153	933
Emaar Properties PJSC *	1,890,228	1,140

		5,277

United Kingdom — 0.9%
Anglo American PLC	95,823	1,632
Etalon Group PLC GDR	56,800	73
Halyk Savings Bank of Kazakhstan JSC GDR	66,132	607
KAZ Minerals PLC	968,332	4,186
Mail.Ru Group Ltd GDR *	5,163	84
Network International Holdings PLC	149,433	725
Novatek PJSC GDR	9,906	1,137
Polymetal International PLC	73,539	1,258
Polyus PJSC GDR (A)	14,054	956
Rio Tinto PLC	39,310	1,796
Tullow Oil PLC *	2,382,934	302

		12,756

United States — 0.7%
Atlas Corp	14,849	114
Cia Brasileira de Distribuicao ADR *	59,064	745
JOYY Inc ADR *	45,705	2,434

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Liberty Latin America Ltd, Cl C *	97,722	$1,003
Pagseguro Digital Ltd, Cl A *	149,224	2,885
Southern Copper Corp	34,683	976
StoneCo Ltd, Cl A *	52,100	1,134

		9,291

Vietnam — 0.2%
Hoa Phat Group JSC *	1,883,862	1,335
Vincom Retail JSC	1,273,675	1,019

		2,354

Total Common Stock (Cost $1,322,456) ($ Thousands)		1,271,557

PREFERRED STOCK — 0.9%
Brazil — 0.5%
Alpargatas SA (B)	45,510	206
Banco Bradesco SA (B)	269,326	1,084
Centrais Eletricas Brasileiras SA (B)	56,700	289
Cia de Transmissao de Energia Eletrica Paulista (B)	88,409	324
Cia Paranaense de Energia (B)	51,677	537
Itau Unibanco Holding SA (B)	107,253	480
Itau Unibanco Holding SA ADR (B)	295,930	1,329
Petroleo Brasileiro SA * (B)	748,412	2,013
Petroleo Brasileiro SA ADR, Cl A	52,498	283
Telefonica Brasil SA (B)	51,299	489

		7,034

Chile — 0.0%
Embotelladora Andina SA (B)	191,928	427

Colombia — 0.0%
Grupo Aval Acciones y Valores SA (B)	1,797,174	403

South Korea — 0.4%
Samsung Electronics Co Ltd (B)	146,446	4,758

Total Preferred Stock (Cost $17,574) ($ Thousands)		12,622

	Number of Warrants

WARRANTS — 0.0%

Thailand — 0.0%
Minor International PCL,
Expires 09/30/2021 *	162,947	7

Total Warrants (Cost $—) ($Thousands)		7

16	SEI Institutional International Trust / Semi-Annual Report / March 31, 2020

Description		Number of Rights	Market Value ($ Thousands)

RIGHTS — 0.0%
Taiwan — 0.0%
Simplo Technology Co Ltd ‡‡		1,414	$–

Total Rights (Cost $—) ($ Thousands)			–

		Face Amount (Thousands)
DEBENTURE BOND — 0.0%
Brazil — 0.0%
Vale, Ser 1997
0.000% (C)(D)	BRL	8	–

Total Debenture Bond (Cost $—) ($ Thousands)			–

		Shares

AFFILIATED PARTNERSHIP — 1.4%
SEI Liquidity Fund, L.P.
0.760% **†(E)		18,727,637	18,766

Total Affiliated Partnership (Cost $18,728) ($ Thousands)			18,766

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Cl F
0.290%**†		22,132,430	22,132

Total Cash Equivalent (Cost $22,132) ($ Thousands)			22,132

Total Investments in Securities — 98.4% (Cost $1,380,890) ($ Thousands)			$1,325,084

A list of the open futures contracts held by the Fund at March 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)

MSCI Emerging Markets	619	Jun-2020	$24,112	$26,088	$1,976

Percentages are based on Net Assets of $1,346,801 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2020.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2020 (See Note 9). The total market value of securities on loan at March 31, 2020 was $17,779 ($ Thousands).
(B)	There is currently no rate available.

(C)	Perpetual security with no stated maturity date.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(E)	This security was purchased with cash collateral held from securities on loan (See Note 9). The total market value of such securities as of March 31, 2020 was $18,766 ($ Thousands).

ADR — American Depositary Receipt

BRL — Brazilian Real

Cl — Class

SEI Institutional International Trust / Semi-Annual Report / March 31, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Emerging Market Equity Fund (Concluded)

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

L.P. — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

REIT — Real Estate investment Trust

Ser — Series

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	1,237,066	34,491	–	1,271,557
Preferred Stock	12,622	–	–	12,622
Warrants	–	7	–	7
Rights	–^	–	–	–
Debenture Bond	–	–^	–	–
Affiliated Partnership	–	18,766	–	18,766
Cash Equivalent	22,132	–	–	22,132

Total Investments in Securities	1,271,820	53,264	–	1,325,084

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,976	–	–	1,976

Total Other Financial Instruments	1,976	–	–	1,976

^ One security with market value of $0.

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 48,638	$ 134,006	$(163,909)	$ —	$ 31	$ 18,766	18,727,637	$ 170	$ —
SEI Daily Income Trust, Government Fund, Cl F	29,816	138,930	(146,614)	—	—	22,132	22,132,430	183	—

Totals	$ 78,454	$ 272,936	$(310,523)	$ —	$ 31	$ 40,898		$ 353	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

18	SEI Institutional International Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

International Fixed Income Fund

†Percentages based on total investments.

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 90.5%
Australia — 1.5%
Australia & New Zealand Banking Group
4.500%, 03/19/2024 (A)	$	200	$207
Australia & New Zealand Banking Group MTN
5.000%, 08/16/2023	AUD	750	514
3.625%, 07/18/2022	EUR	300	358
Australia Government Bond
4.750%, 04/21/2027	AUD	820	648
4.500%, 04/15/2020		185	113
4.500%, 04/21/2033		195	172
3.750%, 04/21/2037		393	329
3.000%, 03/21/2047		1,224	972
2.750%, 04/21/2024		1,230	826
2.750%, 05/21/2041		322	240
BHP Billiton Finance
4.750%, VAR EUR Swap Annual 5 Yr+4.363%, 04/22/2076	EUR	101	109
Commonwealth Bank of Australia MTN
3.000%, 05/03/2022		330	386
0.375%, 04/11/2024		455	506
National Australia Bank
5.000%, 03/11/2024	AUD	750	524
National Australia Bank MTN
2.250%, 06/06/2025	EUR	206	251
Westpac Banking Corp MTN
1.500%, 03/24/2021		220	245
0.500%, 05/17/2024		885	988

			7,388

Austria — 1.2%
JAB Holdings BV
1.250%, 05/22/2024		200	220
Republic of Austria Government Bond (A)
4.150%, 03/15/2037		326	586
3.650%, 04/20/2022		1,135	1,353
2.400%, 05/23/2034		110	157

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
2.100%, 09/20/2117	EUR	75	$139
0.750%, 10/20/2026		749	873
0.750%, 03/20/2051		435	494
0.500%, 02/20/2029		885	1,017
0.000%, 07/15/2024 (E)		765	852
Republic of Austria Government Bond, Ser 97-6
6.250%, 07/15/2027		288	463

			6,154

Belgium — 2.0%
Anheuser-Busch InBev MTN
2.250%, 05/24/2029	GBP	205	235
1.500%, 03/17/2025	EUR	415	457
1.125%, 07/01/2027		230	241
Anheuser-Busch InBev Finance
2.600%, 05/15/2024	CAD	550	380
KBC Group
4.250%, VAR EUR Swap Annual 5 Yr+3.594% (B)	EUR	200	172
Kingdom of Belgium Government Bond
4.250%, 03/28/2041 (A)		440	825
3.750%, 09/28/2020 (A)		2,126	2,381
3.750%, 06/22/2045		229	428
3.000%, 06/22/2034 (A)		346	521
1.700%, 06/22/2050 (A)		320	434
1.600%, 06/22/2047 (A)		310	410
1.000%, 06/22/2031 (A)		490	589
0.800%, 06/22/2028 (A)		487	572
0.500%, 10/22/2024 (A)		1,100	1,249
0.000%, 10/22/2027 (E)		865	950
Kingdom of Belgium Government Bond, Ser 44
5.000%, 03/28/2035 (A)		64	118

			9,962

Brazil — 0.2%
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 08/15/2050	BRL	1,203	953
Odebrecht Finance
7.125%, 06/26/2042 (C)	$	280	11
4.375%, 04/25/2025 (C)		200	8

			972

Canada — 5.7%
Bank of Montreal
0.750%, 09/21/2022	EUR	235	262
Bank of Montreal MTN
0.125%, 04/19/2021		280	308
Bank of Nova Scotia MTN
0.750%, 09/17/2021		570	633
Bell Canada MTN
4.700%, 09/11/2023	CAD	80	59

SEI Institutional International Trust / Semi-Annual Report / March 31, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Canada Housing Trust No. 1 (A)
2.250%, 12/15/2025	CAD	2,235	$1,669
1.750%, 06/15/2022		2,465	1,772
Canadian Government Bond
5.750%, 06/01/2033		1,205	1,347
5.000%, 06/01/2037		816	916
2.750%, 12/01/2048		400	376
2.750%, 12/01/2048		300	282
2.500%, 06/01/2024		1,761	1,334
2.250%, 06/01/2029		3,965	3,162
1.500%, 06/01/2026		7,545	5,575
1.000%, 09/01/2022		525	373
1.000%, 06/01/2027		1,375	989
0.750%, 09/01/2021		655	462
Canadian Imperial Bank of Commerce
0.239%, 07/25/2022 (E)	EUR	445	489
Export Development Canada MTN
2.400%, 06/07/2021	AUD	1,259	785
Husky Energy
4.400%, 04/15/2029	$	205	145
Province of Manitoba Canada
3.850%, 12/01/2021	CAD	710	523
Province of Ontario Canada
4.700%, 06/02/2037		1,355	1,252
4.650%, 06/02/2041		540	509
2.800%, 06/02/2048		2,200	1,614
2.600%, 06/02/2025		1,614	1,195
2.400%, 06/02/2026		585	430
Province of Ontario Canada MTN
1.650%, 06/08/2020	JPY	100,000	929
Province of Quebec Canada
6.250%, 06/01/2032	CAD	720	732
3.500%, 12/01/2048		520	434
Rogers Communications
4.000%, 06/06/2022		165	119

			28,675

China — 3.4%
China Development Bank
4.880%, 02/09/2028	CNY	10,600	1,670
3.480%, 01/08/2029		23,680	3,421
China Government Bond
3.860%, 07/22/2049		20,410	3,203
3.250%, 06/06/2026		57,800	8,461
Prosus
3.680%, 01/21/2030 (A)	$	275	249
Weibo
3.500%, 07/05/2024		200	200

			17,204

Colombia — 0.4%
Colombian TES
10.000%, 07/24/2024	COP	1,833,400	512

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.750%, 09/18/2030	COP	2,160,100	$545
7.500%, 08/26/2026		1,100,600	275
7.000%, 05/04/2022		521,100	133
7.000%, 06/30/2032		412,100	98
6.000%, 04/28/2028		1,112,100	253

			1,816

Czech Republic — 0.2%
Czech Republic Government Bond
4.700%, 09/12/2022	CZK	7,470	325
2.500%, 08/25/2028		14,630	629

			954

Denmark — 0.4%
Danske Bank
3.875%, 09/12/2023 (A)	$	270	266
Danske Bank MTN
5.875%, VAR EUR Swap Annual 7 Yr+5.471% (B)	EUR	344	361
Kingdom of Denmark
4.500%, 11/15/2039	DKK	2,040	557
1.500%, 11/15/2023		4,025	634
Orsted
6.250%, VAR EUR Swap Annual 5 Yr+4.750%, 06/26/2099	EUR	210	252

			2,070

Egypt — 0.0%
Egypt Government International Bond MTN
4.750%, 04/11/2025 (A)		170	162

Finland — 0.3%
Finland Government Bond (A)
2.000%, 04/15/2024		482	582
1.375%, 04/15/2047		130	178
0.500%, 09/15/2029		445	514

			1,274

France — 7.5%
BNP Paribas
3.375%, 01/09/2025 (A)	$	395	391
BNP Paribas MTN
3.375%, 01/23/2026	GBP	490	616
BPCE
5.150%, 07/21/2024	$	310	327
BPCE MTN
1.125%, 01/18/2023	EUR	300	323
BPCE SFH MTN
3.750%, 09/13/2021		200	232
Bpifrance Financement
0.064%, 11/25/2022 (E)		600	663
Caisse Francaise de Financement Local MTN
3.000%, 10/02/2028		100	136
0.500%, 01/19/2026		500	564

20	SEI Institutional International Trust / Semi-Annual Report / March 31, 2020

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Caisse Nationale de Reassurance Mutuelle Agricole Groupama
6.000%, 01/23/2027	EUR	400	$476
Cie de Financement Foncier
0.375%, 12/11/2024		300	335
Cie de Financement Foncier MTN
5.500%, 01/26/2027	GBP	387	626
CNP Assurances
4.500%, VAR Euribor 3 Month+4.600%, 06/10/2047	EUR	200	237
1.875%, 10/20/2022		200	220
Credit Agricole Assurances
4.250%, VAR EUR Swap Annual 5 Yr+4.500% (B)		100	111
Credit Agricole Home Loan SFH MTN
1.250%, 03/24/2031		300	364
0.250%, 02/23/2024		700	779
Dexia Credit Local MTN
0.625%, 02/03/2024		200	226
0.500%, 01/17/2025		300	338
Electricite de France MTN
5.375%, VAR EUR Swap Annual 12 Yr+3.794% (B)		200	224
4.000%, 11/12/2025		350	446
2.250%, 04/27/2021		100	111
Engie
3.250%, VAR EUR Swap Annual 5 Yr+3.169% (B)		500	541
Engie MTN
0.875%, 03/27/2024		300	329
0.375%, 02/28/2023		100	108
Europcar Mobility Group
4.000%, 04/30/2026 (A)		170	84
French Republic Government Bond OAT
5.750%, 10/25/2032		403	750
4.500%, 04/25/2041		580	1,136
4.000%, 10/25/2038		345	617
4.000%, 04/25/2055		195	420
3.250%, 05/25/2045		2,061	3,603
1.750%, 05/25/2023		2,359	2,774
1.750%, 06/25/2039 (A)		60	81
1.750%, 05/25/2066 (A)		165	241
1.250%, 05/25/2034		800	995
0.750%, 05/25/2028		5,205	6,114
0.500%, 05/25/2029		1,359	1,566
0.000%, 03/25/2025 (E)		306	341
0.000%, 02/25/2021 (E)		2,055	2,264
0.000%, 05/25/2021 (E)		1,685	1,860
0.000%, 05/25/2022 (E)		868	964
Orange MTN
2.500%, 03/01/2023		500	575

Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.375%, VAR EUR Swap Annual 5 Yr+2.359% (B)	EUR	300	$318
SNCF Reseau EPIC MTN
5.500%, 12/01/2021	GBP	205	274
4.250%, 10/07/2026	EUR	200	279
2.250%, 12/20/2047		300	419
1.125%, 05/19/2027		300	352
1.125%, 05/25/2030		200	238
Societe Generale
4.250%, 04/14/2025 (A)	$	325	316
Societe Generale MTN
1.125%, 01/23/2025	EUR	100	105
Suez
2.875%, VAR EUR Swap Annual 5 Yr+2.504% (B)		300	315
TOTAL MTN
3.369%, VAR EUR Swap Annual 5 Yr+3.350% (B)		260	289
Total Capital International MTN
4.250%, 11/26/2021	AUD	640	410
UNEDIC ASSEO MTN
1.250%, 05/25/2033	EUR	700	851

			37,274

Germany — 6.1%
BMW Finance MTN
0.875%, 11/17/2020		585	641
0.454%, 01/29/2021	JPY	200,000	1,852
Bundesobligation
0.000%, 10/18/2024 (E)	EUR	4,771	5,396
Bundesrepublik Deutschland Bundesanleihe
4.000%, 01/04/2037		411	778
3.250%, 07/04/2042		1,121	2,162
2.500%, 08/15/2046		931	1,703
0.500%, 02/15/2026		863	1,011
0.281%, 08/15/2026 (E)		1,882	2,149
0.250%, 02/15/2027		2,160	2,513
0.250%, 02/15/2029		984	1,155
0.000%, 02/15/2030 (E)		1,515	1,741
Bundesrepublik Deutschland Bundesanleihe, Ser 03
4.750%, 07/04/2034		95	182
Cheplapharm Arzneimittel GmbH
3.500%, 02/11/2027 (A)		191	192
Deutsche Telekom International Finance BV MTN
0.625%, 04/03/2023		330	359
IHO Verwaltungs GmbH
3.625%, 05/15/2025 (A)		175	152
Kreditanstalt fuer Wiederaufbau
2.600%, 06/20/2037	JPY	160,000	2,149
0.500%, 09/15/2027	EUR	510	584
0.125%, 06/07/2023		1,135	1,262

SEI Institutional International Trust / Semi-Annual Report / March 31, 2020	21

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Kreditanstalt fuer Wiederaufbau MTN
3.750%, 05/29/2020	NZD	483	$288
2.800%, 02/17/2021	AUD	1,230	766
1.125%, 09/15/2032	EUR	500	614
1.125%, 05/09/2033		220	271
Landwirtschaftliche Rentenbank MTN
0.625%, 05/18/2027		225	259
Volkswagen Bank GmbH MTN
0.625%, 09/08/2021		200	216
Volkswagen Financial Services
1.750%, 04/17/2020	GBP	630	781
Volkswagen International Finance
1.125%, 10/02/2023	EUR	600	635
Volkswagen Leasing GmbH MTN
1.125%, 04/04/2024		520	541
WEPA Hygieneprodukte GmbH (A)
2.875%, 12/15/2027		190	181
2.875%, 12/15/2027		108	104

			30,637

Guernsey — 0.1%
Credit Suisse Group Funding Guernsey MTN
1.250%, 04/14/2022		295	316

Hungary — 0.1%
Hungary Government Bond
3.000%, 06/26/2024	HUF	75,010	242

Indonesia — 0.1%
Indonesia Government International Bond
1.450%, 09/18/2026	EUR	300	301
Indonesia Government International Bond MTN
2.150%, 07/18/2024 (A)		200	215

			516

Ireland — 0.7%
AIB Group MTN
4.263%, VAR ICE LIBOR USD 3 Month+1.874%, 04/10/2025 (A)	$	450	457
Allied Irish Banks MTN
4.125%, VAR EUR Swap Annual 5 Yr+3.950%, 11/26/2025	EUR	177	192
Bank of Ireland MTN
0.375%, 05/07/2022		555	617
CRH Funding MTN
1.875%, 01/09/2024		310	343
Europcar Mobility Group
4.125%, 11/15/2024 (A)		100	51
Ireland Government Bond
5.400%, 03/13/2025		351	491
4.500%, 04/18/2020		205	225
1.500%, 05/15/2050		250	320

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
1.100%, 05/15/2029	EUR	670	$802

			3,498

Israel — 0.2%
Israel Government Bond
5.500%, 01/31/2042	ILS	276	128
4.250%, 03/31/2023		2,521	792
2.000%, 03/31/2027		925	281

			1,201

Italy — 5.9%
Assicurazioni Generali MTN
5.500%, VAR Euribor 3 Month+5.350%, 10/27/2047	EUR	230	274
Enel
3.500%, VAR EUR Swap Annual 5 Yr+3.564%, 05/24/2080		175	185
Enel Finance International MTN
5.625%, 08/14/2024	GBP	160	225
Eni
4.250%, 05/09/2029 (A)	$	515	498
FCA Bank MTN
1.375%, 04/17/2020	EUR	900	987
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (A)	$	530	519
3.625%, 12/05/2022	EUR	200	241
Italy Buoni Poliennali Del Tesoro
5.000%, 09/01/2040 (A)		1,393	2,207
3.750%, 05/01/2021 (A)		386	440
3.500%, 03/01/2030 (A)		961	1,244
3.350%, 03/01/2035 (A)		1,904	2,475
3.100%, 03/01/2040 (A)		975	1,220
3.000%, 08/01/2029		1,609	2,001
2.800%, 03/01/2067 (A)		90	104
2.700%, 03/01/2047 (A)		255	298
2.450%, 09/01/2033 (A)		552	653
2.450%, 09/01/2050 (A)		742	820
2.000%, 02/01/2028		894	1,035
1.350%, 04/01/2030		552	596
0.950%, 03/01/2023		1,530	1,698
0.900%, 08/01/2022		2,312	2,561
0.350%, 11/01/2021		2,605	2,859
0.350%, 02/01/2025		5,080	5,424
UniCredit MTN
6.572%, 01/14/2022 (A)	$	350	357
4.875%, VAR EUAMDB05+4.739%, 02/20/2029	EUR	220	225
Unione di Banche Italiane
1.000%, 01/27/2023		185	208

			29,354

Japan — 17.8%
Development Bank of Japan
2.300%, 03/19/2026	JPY	220,000	2,312

22	SEI Institutional International Trust / Semi-Annual Report / March 31, 2020

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
1.050%, 06/20/2023	JPY	132,000	$1,262
Government of Japan 2 Year Bond
0.100%, 04/01/2021		113,250	1,052
Government of Japan 10 Year Bond
0.900%, 06/20/2022		859,850	8,148
0.100%, 06/20/2026		74,300	698
0.100%, 03/20/2027		71,550	673
0.100%, 06/20/2027		125,400	1,181
Government of Japan 20 Year Bond
1.900%, 09/20/2022		406,050	3,950
1.700%, 06/20/2033		1,207,550	13,343
1.400%, 09/20/2034		444,650	4,783
1.000%, 12/20/2035		50,000	514
0.700%, 03/20/2037		92,700	914
0.500%, 09/20/2036		451,400	4,317
0.200%, 06/20/2036		169,400	1,546
Government of Japan 20 Year Bond, Ser 106
2.200%, 09/20/2028		14,550	161
Government of Japan 20 Year Bond, Ser 128
1.900%, 06/20/2031		17,150	190
Government of Japan 20 Year Bond, Ser 140
1.700%, 09/20/2032		587,750	6,460
Government of Japan 20 Year Bond, Ser 143
1.600%, 03/20/2033		58,550	639
Government of Japan 20 Year Bond, Ser 144
1.500%, 03/20/2033		149,750	1,617
Government of Japan 30 Year Bond
0.800%, 09/20/2047		549,500	5,599
0.300%, 06/20/2046		134,250	1,213
Government of Japan 30 Year Bond, Ser 29
2.400%, 09/20/2038		119,300	1,517
Government of Japan 30 Year Bond, Ser 30
2.300%, 03/20/2039		423,250	5,346
Government of Japan 30 Year Bond, Ser 33
2.000%, 09/20/2040		212,700	2,622
Government of Japan 30 Year Bond, Ser 36
2.000%, 03/20/2042		252,050	3,150
Government of Japan 30 Year Bond, Ser 37
1.900%, 09/20/2042		166,850	2,062
Government of Japan 30 Year Bond, Ser 38
1.800%, 03/20/2043		259,650	3,169
Government of Japan 40 Year Bond
0.400%, 03/20/2056		328,900	3,015
Government of Japan 40 Year Bond, Ser 6
1.900%, 03/20/2053		38,700	522
Government of Japan CPI Linked Bond
0.100%, 03/10/2026		259,503	2,403
Japan Government Two Year Bond
0.100%, 01/01/2022		320,250	2,979
Mitsubishi UFJ Financial Group
0.339%, 07/19/2024	EUR	250	255

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Mizuho Financial Group MTN
0.956%, 10/16/2024	EUR	385	$403
Mizuho Financial Group Cayman 3
4.600%, 03/27/2024 (A)	$	450	472
Takeda Pharmaceutical
1.125%, 11/21/2022 (A)	EUR	430	471

			88,958

Luxembourg — 0.1%
Enel Finance International MTN
5.750%, 09/14/2040	GBP	145	233
Samsonite Finco SARL
3.500%, 05/15/2026	EUR	100	71

			304

Malaysia — 1.2%
Malaysia Government Bond
4.181%, 07/15/2024	MYR	3,360	812
4.048%, 09/30/2021		3,380	802
3.955%, 09/15/2025		3,440	828
3.885%, 08/15/2029		2,032	490
3.882%, 03/10/2022		780	184
3.828%, 07/05/2034		1,675	393
3.795%, 09/30/2022		3,430	812
3.502%, 05/31/2027		6,800	1,597
3.441%, 02/15/2021		491	115

			6,033

Mexico — 1.7%
Alfa
5.250%, 03/25/2024 (A)	$	205	192
Mexican Bonos
8.000%, 06/11/2020	MXN	3,574	153
8.000%, 11/07/2047		18,935	806
7.750%, 11/13/2042		17,510	729
7.500%, 06/03/2027		2,435	106
6.500%, 06/09/2022		30,338	1,296
5.750%, 03/05/2026		11,907	479
Mexican Bonos, Ser M
6.500%, 06/10/2021		5,356	228
Mexican Bonos, Ser M20
10.000%, 12/05/2024		46,790	2,254
7.750%, 05/29/2031		28,570	1,249
Mexican Bonos, Ser M30
10.000%, 11/20/2036		22,113	1,146

			8,638

Netherlands — 2.4%
ABN AMRO Bank
5.750%, VAR EUR Swap Annual 5 Yr+5.452% (B)	EUR	400	400
4.750%, 07/28/2025	$	305	305
ABN AMRO Bank MTN
1.250%, 01/10/2033	EUR	300	365

SEI Institutional International Trust / Semi-Annual Report / March 31, 2020	23

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Akzo Nobel Sweden Finance MTN
2.625%, 07/27/2022	EUR	340	$389
BNG Bank MTN
0.500%, 04/16/2025		225	255
Cooperatieve Rabobank UA
3.750%, 07/21/2026	$	250	241
3.250%, VAR EUR Swap Annual 5 Yr+3.702% (B)	EUR	200	171
Cooperatieve Rabobank UA MTN
5.250%, 09/14/2027	GBP	195	263
4.625%, 05/23/2029		130	169
1.250%, 05/31/2032	EUR	300	365
Heineken MTN
1.000%, 05/04/2026		335	363
ING Groep
5.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.342% (B)	$	200	173
3.550%, 04/09/2024		325	327
Intertrust Group BV
3.375%, 11/15/2025 (A)	EUR	180	188
Lincoln Financing SARL
3.625%, 04/01/2024 (A)		170	154
Nederlandse Waterschapsbank MTN
1.250%, 05/27/2036		281	352
0.625%, 01/18/2027		225	258
Netherlands Government Bond (A)
4.000%, 01/15/2037		389	715
2.750%, 01/15/2047		190	350
2.500%, 01/15/2033		550	810
2.000%, 07/15/2024		345	421
0.500%, 07/15/2026		570	663
0.500%, 01/15/2040		804	956
0.250%, 07/15/2025		922	1,053
0.250%, 07/15/2029		948	1,092
0.000%, 01/15/2022 (E)		914	1,015
NXP BV
4.300%, 06/18/2029 (A)	$	190	195
Q-Park Holding
2.000%, 03/01/2027	EUR	122	114

			12,122

New Zealand — 2.1%
New Zealand Government Bond
6.000%, 05/15/2021	NZD	971	613
5.500%, 04/15/2023		1,608	1,097
3.000%, 04/15/2020		1,055	626
3.000%, 04/20/2029		1,715	1,183
2.750%, 04/15/2025		9,865	6,437
New Zealand Local Government Funding Agency Bond
4.500%, 04/15/2027		479	339

			10,295

Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Norway — 1.0%
DNB Bank
6.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.080% (B)	$	355	$319
Equinor MTN
5.625%, 03/11/2021	EUR	216	248
2.000%, 09/10/2020		285	314
Norway Government Bond (A)
3.000%, 03/14/2024	NOK	4,201	440
2.000%, 05/24/2023		9,202	919
2.000%, 04/26/2028		6,757	703
1.750%, 02/17/2027		6,879	700
1.750%, 09/06/2029		5,806	598
1.500%, 02/19/2026		4,546	454
1.375%, 08/19/2030		1,510	151

			4,846

Poland — 0.2%
Republic of Poland Government Bond
2.750%, 10/25/2029	PLN	1,493	392
2.500%, 07/25/2027		1,860	475

			867

Portugal — 0.9%
EDP - Energias de Portugal
4.496%, VAR EUR Swap Annual 5 Yr+4.287%, 04/30/2079	EUR	300	339
EDP Finance MTN
2.000%, 04/22/2025		260	294
Portugal Obrigacoes do Tesouro OT (A)
5.650%, 02/15/2024		1,113	1,480
4.125%, 04/14/2027		640	872
4.100%, 04/15/2037		277	435
2.200%, 10/17/2022		775	898
1.950%, 06/15/2029		199	241

			4,559

Saudi Arabia — 0.1%
SABIC Capital II BV
4.000%, 10/10/2023 (A)	$	345	342
Saudi Government International Bond MTN
2.375%, 10/26/2021 (A)		275	271

			613

Singapore — 3.1%
Singapore Government Bond
3.500%, 03/01/2027	SGD	1,341	1,087
3.125%, 09/01/2022		2,088	1,548
3.000%, 09/01/2024		5,560	4,241
2.875%, 07/01/2029		5,529	4,418
2.750%, 03/01/2046		200	172
2.375%, 07/01/2039		1,171	925
2.250%, 08/01/2036		250	193
2.125%, 06/01/2026		1,259	938

24	SEI Institutional International Trust / Semi-Annual Report / March 31, 2020

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
2.000%, 07/01/2020	SGD	2,081	$1,466
1.250%, 10/01/2021		150	106
Temasek Financial I MTN
2.375%, 01/23/2023 (A)	$	495	505

			15,599

Slovak Republic — 0.0%
Slovakia Government Bond
3.375%, 11/15/2024	EUR	75	95

Slovenia — 0.1%
Slovenia Government Bond
1.250%, 03/22/2027		305	359

South Korea — 0.5%
Hyundai Capital Services MTN
3.500%, 03/30/2022	AUD	680	426
Korea Treasury Bond
3.000%, 09/10/2024	KRW	1,254,790	1,105
2.000%, 03/10/2049		361,670	318
1.500%, 12/10/2026		994,000	822

			2,671

Spain — 4.4%
Arena Luxembourg Finance
1.875%, 02/01/2028		175	163
Ayt Cedulas Cajas Global
3.750%, 12/14/2022	EUR	600	726
Banco Bilbao Vizcaya Argentaria
5.875%, VAR EUR Swap Annual 5 Yr+5.660% (B)		200	185
2.250%, 06/12/2024		200	241
Banco de Sabadell
0.875%, 11/12/2021		400	446
Banco Santander
5.250%, VAR EUR Swap Annual 5 Yr+4.999% (B)		200	179
5.179%, 11/19/2025	$	400	423
1.000%, 03/03/2022	EUR	400	449
CaixaBank
1.250%, 01/11/2027		500	589
Gas Natural Fenosa Finance BV MTN
1.250%, 04/19/2026		300	332
Instituto de Credito Oficial MTN
6.000%, 03/08/2021		180	209
Kutxabank
1.250%, 09/22/2025		300	350
Spain Government Bond
6.000%, 01/31/2029		104	167
5.750%, 07/30/2032		102	177
4.900%, 07/30/2040 (A)		852	1,546
4.700%, 07/30/2041 (A)		753	1,347
3.450%, 07/30/2066 (A)		240	403

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
2.350%, 07/30/2033 (A)	EUR	705	$913
1.950%, 07/30/2030 (A)		141	174
1.600%, 04/30/2025 (A)		572	671
1.500%, 04/30/2027 (A)		393	462
1.450%, 04/30/2029 (A)		1,024	1,206
1.400%, 04/30/2028 (A)		1,009	1,182
1.000%, 10/31/2050 (A)		405	382
0.800%, 07/30/2027 (A)		3,965	4,432
0.500%, 04/30/2030 (A)		584	629
0.050%, 10/31/2021		852	939
0.000%, 04/30/2023 (E)		2,335	2,558
Telefonica Europe BV
4.375%, VAR EUR Swap Annual 6 Yr+4.107% (B)		300	320

			21,800

Supra-National — 3.4%
Asian Development Bank MTN
2.350%, 06/21/2027	JPY	290,000	3,166
European Financial Stability Facility MTN
1.800%, 07/10/2048	EUR	270	393
0.500%, 07/11/2025		695	789
0.400%, 02/17/2025		1,695	1,912
0.200%, 04/28/2025		600	671
European Investment Bank
1.900%, 01/26/2026	JPY	397,500	4,142
European Investment Bank MTN
1.250%, 05/12/2025	SEK	13,180	1,386
1.000%, 03/14/2031	EUR	405	487
0.250%, 10/14/2024		156	175
0.250%, 09/14/2029		745	835
European Stability Mechanism MTN
1.000%, 09/23/2025		570	667
European Union MTN
2.875%, 04/04/2028		575	781
International Bank for Reconstruction & Development MTN
2.800%, 01/13/2021	AUD	1,230	764
International Finance MTN
2.375%, 07/19/2023	CAD	1,000	736

			16,904

Sweden — 0.7%
Kommunivest I Sverige AB MTN
1.000%, 10/02/2024	SEK	5,830	604
Skandinaviska Enskilda Banken MTN
5.750%, VAR USD Swap Semi 30/360 5 Yr Curr+3.850% (B)	$	465	462
Svenska Handelsbanken
5.250%, VAR USD Swap Semi 30/360 5 Yr Curr+3.335% (B)		325	306

SEI Institutional International Trust / Semi-Annual Report / March 31, 2020	25

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Swedbank
5.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.134% (B)	$	200	$175
Swedbank Hypotek
0.375%, 03/11/2022	EUR	360	400
Sweden Government Bond
3.500%, 06/01/2022	SEK	3,040	333
3.500%, 03/30/2039		1,205	195
1.000%, 11/12/2026		1,725	189
Sweden Government Bond, Ser 1047
5.000%, 12/01/2020		3,370	352
Vattenfall
3.000%, VAR EUR Swap Annual 5 Yr+2.511%, 03/19/2077	EUR	175	186
Vattenfall MTN
6.250%, 03/17/2021		213	247

			3,449

Switzerland — 0.8%
Credit Suisse MTN
0.750%, 09/17/2021		220	245
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.600% (B)	$	286	263
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.600% (A)(B)		200	184
2.125%, VAR BPSW1+1.230%, 09/12/2025	GBP	250	293
Government of Switzerland
2.000%, 04/28/2021	CHF	735	781
2.000%, 05/25/2022		75	82
1.500%, 04/30/2042		408	577
1.250%, 06/11/2024		405	451
Swiss Re Finance Luxembourg
5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.582%, 04/02/2049 (A)	$	200	204
UBS MTN
4.750%, VAR EUR Swap Annual 5 Yr+3.400%, 02/12/2026	EUR	200	215
UBS Group
6.875%, VAR USD Swap Semi 30/360 5 Yr Curr+4.590% (B)	$	200	190
UBS Group Funding Switzerland
1.750%, 11/16/2022	EUR	427	466

			3,951

Thailand — 0.4%
Thailand Government Bond
4.875%, 06/22/2029	THB	16,455	646
4.675%, 06/29/2044		20,805	906
3.650%, 12/17/2021		11,020	352
3.625%, 06/16/2023		5,375	177

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.300%, 06/17/2038	THB	3,522	$129

			2,210

Turkey — 0.1%
Turkiye Vakiflar Bankasi TAO
2.375%, 05/04/2021	EUR	265	279

United Arab Emirates — 0.0%
DP World Crescent MTN
4.848%, 09/26/2028	$	265	242

United Kingdom — 5.6%
Anglo American Capital MTN
1.625%, 09/18/2025	EUR	220	214
Barclays Bank MTN
10.000%, 05/21/2021	GBP	180	237
BAT International Finance MTN
1.250%, 03/13/2027	EUR	333	339
BP Capital Markets MTN
1.526%, 09/26/2022		350	384
1.117%, 01/25/2024		165	180
Centrica MTN
4.375%, 03/13/2029	GBP	164	227
4.250%, 09/12/2044		100	135
CK Hutchison Finance 16 II
0.875%, 10/03/2024	EUR	212	227
CNH Industrial Finance Europe MTN
2.875%, 05/17/2023		220	250
Coca-Cola European Partners
2.375%, 05/07/2025		400	463
Diageo Finance MTN
0.250%, 10/22/2021		240	259
DS Smith MTN
1.375%, 07/26/2024		430	464
Gatwick Funding MTN
5.250%, 01/23/2024	GBP	250	336
GlaxoSmithKline Capital
0.000%, 09/12/2020 (E)	EUR	595	652
Heathrow Funding MTN
2.750%, 08/09/2049	GBP	160	163
1.875%, 05/23/2022	EUR	235	254
HSBC Holdings
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	$	255	259
3.000%, VAR BPSW1+1.650%, 07/22/2028	GBP	167	204
HSBC Holdings MTN
6.000%, 03/29/2040		145	207
Imperial Brands Finance
0.500%, 07/27/2021	EUR	150	163
Lloyds Banking Group
4.582%, 12/10/2025	$	445	450

26	SEI Institutional International Trust / Semi-Annual Report / March 31, 2020

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Motion Bond
4.500%, 11/15/2027	GBP	245	$195
Nationwide Building Society MTN
4.625%, 02/08/2021	EUR	550	628
0.500%, 02/23/2024		225	252
Northumbrian Water Finance
6.875%, 02/06/2023	GBP	190	268
Royal Bank of Scotland Group
3.770%, VAR ICE LIBOR USD 3 Month+2.320% (B)	$	200	165
Santander UK Group Holdings PLC MTN
3.625%, 01/14/2026	GBP	100	128
Santander UK PLC MTN
4.250%, 04/12/2021	EUR	350	401
1.125%, 01/14/2022		330	362
Scottish Hydro Electric Transmission
2.250%, 09/27/2035		200	236
Severn Trent Utilities Finance MTN
3.625%, 01/16/2026	GBP	175	233
Sky PLC MTN
6.000%, 05/21/2027		50	78
2.500%, 09/15/2026	EUR	205	245
2.250%, 11/17/2025		275	322
Standard Chartered
3.280%, VAR ICE LIBOR USD 3 Month+1.510% (A)(B)	$	500	348
Thames Water Utilities Finance MTN
4.625%, 06/04/2046	GBP	155	242
Unilever NV
0.375%, 02/14/2023	EUR	220	241
United Kingdom Gilt
4.500%, 12/07/2042	GBP	230	504
4.250%, 12/07/2046		1,370	3,093
4.250%, 12/07/2049		108	255
3.750%, 07/22/2052		80	184
3.500%, 01/22/2045		848	1,680
3.250%, 01/22/2044		400	754
2.750%, 09/07/2024		200	276
2.500%, 07/22/2065		1,717	3,632
1.750%, 09/07/2022		654	842
1.500%, 07/22/2047		981	1,420
0.750%, 07/22/2023		2,170	2,744
0.625%, 06/07/2025		445	564
United Kingdom Gilt - Inflation Linked
1.250%, 11/22/2027		262	433
Western Power Distribution West Midlands PLC
5.750%, 04/16/2032		100	159
3.875%, 10/17/2024		230	305
Wm Morrison Supermarkets MTN
3.500%, 07/27/2026		225	290

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Zurich Finance PLC MTN
6.625% (B)(D)	GBP	235	$299

			27,845

United States — 7.9%
AbbVie
2.300%, 11/21/2022 (A)	$	800	801
Allergan Funding
2.625%, 11/15/2028		100	113
Altria Group
2.200%, 06/15/2027	EUR	440	468
AT&T
2.875%, VAR EUAMDB05+3.140% (B)		200	196
1.800%, 09/05/2026		365	404
0.800%, 03/04/2030		310	299
Bank of America (B)
6.500%, VAR ICE LIBOR USD 3 Month+4.174%	$	67	71
6.250%, VAR ICE LIBOR USD 3 Month+3.705%		150	152
Bank of America MTN
2.375%, 06/19/2024	EUR	835	939
1.625%, 09/14/2022		261	286
Baxter International MTN
0.400%, 05/15/2024		405	429
Becton Dickinson
0.632%, 06/04/2023	$	200	214
Berkshire Hathaway
0.625%, 01/17/2023	EUR	265	287
Berkshire Hathaway Finance
2.625%, 06/19/2059	GBP	144	184
Boardwalk Pipelines
4.800%, 05/03/2029	$	119	89
Broadcom
4.250%, 04/15/2026 (A)		195	192
Capital One Financial
3.800%, 01/31/2028		130	127
0.800%, 06/12/2024	EUR	291	284
Carnival
1.625%, 02/22/2021		180	150
1.000%, 10/28/2029		316	176
Carrier Global Corp
1.923%, 02/15/2023 (A)		290	286
Catalent Pharma Solutions
2.375%, 03/01/2028 (A)		119	120
Centene
4.250%, 12/15/2027 (A)	$	63	62
Chubb INA Holdings
1.550%, 03/15/2028	EUR	325	342
0.875%, 06/15/2027		115	116
0.300%, 12/15/2024		190	194

SEI Institutional International Trust / Semi-Annual Report / March 31, 2020	27

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+3.905% (B)	$	185	$179
2.040%, 09/16/2020	JPY	200,000	1,867
1.750%, 10/23/2026	GBP	304	346
0.457%, 02/18/2021	JPY	100,000	927
Citigroup MTN
0.750%, 10/26/2023	EUR	365	388
Clean Harbors
4.875%, 07/15/2027 (A)	$	124	121
Comcast
0.750%, 02/20/2032	EUR	180	177
CyrusOne
1.450%, 01/22/2027		154	147
DH Europe Finance
1.700%, 01/04/2022		150	167
1.200%, 06/30/2027	$	335	354
DH Europe Finance II
0.450%, 03/18/2028		154	151
Digital Euro Finco
2.625%, 04/15/2024	EUR	175	199
Ebay
3.600%, 06/05/2027	$	130	134
1.900%, 03/11/2025		139	131
Expedia Group Inc
5.000%, 02/15/2026		250	226
Exxon Mobil
4.327%, 03/19/2050		200	245
FedEx
0.700%, 05/13/2022	EUR	108	117
Fidelity National Information Services
1.500%, 05/21/2027		400	426
0.625%, 12/03/2025		185	192
Ford Credit Canada
2.450%, 05/07/2020	CAD	1,600	1,116
Ford Motor Credit MTN
3.021%, 03/06/2024	EUR	170	151
1.744%, 07/19/2024		125	107
0.017%, VAR Euribor 3 Month+0.430%, 05/14/2021		750	774
GE Capital UK Funding Unlimited MTN
6.250%, 05/05/2038	GBP	165	242
5.875%, 11/04/2020		500	630
5.875%, 01/18/2033		160	228
General Electric
0.875%, 05/17/2025	EUR	180	179
General Motors Financial MTN
0.955%, 09/07/2023		540	492
General Motors Financial of Canada
3.080%, 05/22/2020	CAD	1,900	1,322
Goldman Sachs Group
2.625%, 04/25/2021	$	425	425

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Goldman Sachs Group MTN
2.000%, 07/27/2023	EUR	900	$988
1.625%, 07/27/2026		170	181
International Business Machines
2.850%, 05/13/2022	$	990	1,015
International Business Machines MTN
0.875%, 01/31/2025	EUR	593	648
International Game Technology PLC
3.500%, 07/15/2024	$	170	144
Johnson Controls International PLC
1.375%, 02/25/2025	EUR	395	424
JPMorgan Chase MTN
1.090%, VAR Euribor 3 Month+0.760%, 03/11/2027		810	849
Lear
3.800%, 09/15/2027	$	193	174
3.500%, 05/30/2030		81	70
Liberty Mutual Group
3.625%, VAR EUR Swap Annual 5 Yr+3.700%, 05/23/2059	EUR	300	291
Marriott International
4.650%, 12/01/2028	$	120	105
Mastercard
1.100%, 12/01/2022	EUR	445	494
McKesson
0.625%, 08/17/2021		355	387
Medtronic Global Holdings SCA
1.125%, 03/07/2027		400	431
0.250%, 07/02/2025	$	115	120
Metropolitan Life Global Funding I MTN
1.950%, 01/13/2023 (A)		1,000	979
Molson Coors International
2.750%, 09/18/2020	CAD	1,105	773
Moody’s
1.750%, 03/09/2027	EUR	265	302
Morgan Stanley
1.875%, 03/30/2023		490	537
Morgan Stanley MTN
1.375%, 10/27/2026		360	375
0.000%, VAR Euribor 3 Month+0.400%, 05/21/2021		850	914
National Grid North America MTN
1.000%, 07/12/2024		300	329
National Oil Well
3.600%, 12/01/2029	$	205	153
Noble Energy
3.250%, 10/15/2029		205	120
Panther BF Aggregator 2
4.375%, 05/15/2026 (A)	EUR	106	97
Philip Morris International
0.625%, 11/08/2024		285	301

28	SEI Institutional International Trust / Semi-Annual Report / March 31, 2020

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Philip Morris International MTN
1.875%, 03/03/2021	EUR	300	$331
PNC Financial Services Group
2.200%, 11/01/2024	$	885	907
PNC Funding
3.300%, 03/08/2022		150	152
Priceline Group
2.375%, 09/23/2024		355	390
Prologis
0.375%, 02/06/2028		300	297
0.250%, 09/10/2027		161	160
Prologis MTN
3.000%, 01/18/2022	EUR	115	130
Prudential Financial
5.875%, VAR ICE LIBOR USD 3 Month+4.175%, 09/15/2042	$	199	193
Santander Holdings USA
3.700%, 03/28/2022		460	456
Seagate HDD Cayman
4.750%, 06/01/2023		6	6
4.750%, 01/01/2025		61	61
Sealed Air
4.000%, 12/01/2027 (A)		99	92
Silgan Holdings
2.250%, 06/01/2028 (A)	EUR	260	253
Southern Co/The
2.750%, 06/15/2020	$	700	701
Sprint Spectrum
4.738%, 03/20/2025 (A)		265	270
Starbucks
2.000%, 03/12/2027		210	198
Sysco Corp
5.650%, 04/01/2025		38	40
Toyota Motor Credit MTN
1.800%, 07/23/2020	EUR	115	127
0.625%, 11/21/2024		465	494
US Bancorp MTN
0.850%, 06/07/2024		226	238
Verizon Communications
4.016%, 12/03/2029	$	391	439
0.875%, 04/08/2027	EUR	175	184
Verizon Communications MTN
4.750%, 02/17/2034	GBP	170	254
4.050%, 02/17/2025	AUD	680	450
ViacomCBS
3.700%, 06/01/2028	$	313	293
3.500%, 01/15/2025		13	12
Walt Disney
3.350%, 03/24/2025		242	264
Wells Fargo
5.900%, VAR ICE LIBOR USD 3 Month+ 3.110% (B)		130	127

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Wells Fargo MTN
2.125%, 12/20/2023	GBP	345	$413
2.000%, 04/27/2026	EUR	210	231
1.375%, 06/30/2022	GBP	195	234
Western Midstream Operating
4.050%, 02/01/2030	$	415	181
WPC Eurobond BV
1.350%, 04/15/2028	EUR	405	388
ZF North America Capital
2.750%, 04/27/2023		200	200

			39,508

Total Global Bonds (Cost $458,630) ($ Thousands)			451,816

U.S. TREASURY OBLIGATIONS — 5.8%
U.S. Treasury Bills
1.128%, 04/09/2020 (E)	$	28,664	28,664
U.S. Treasury Inflation Protected Securities
0.750%, 07/15/2028		297	326

Total U.S. Treasury Obligations (Cost $28,967) ($ Thousands)			28,990

MORTGAGE-BACKED SECURITIES — 0.4%
Agency Mortgage-Backed Obligation — 0.3%
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M2
2.797%, VAR ICE LIBOR USD 1 Month+1.850%, 10/25/2027		180	175
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
3.547%, VAR ICE LIBOR USD 1 Month+2.600%, 12/25/2027		1	1
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M2
3.747%, VAR ICE LIBOR USD 1 Month+2.800%, 05/25/2028		23	23
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M2
3.847%, VAR ICE LIBOR USD 1 Month+2.900%, 07/25/2028		25	26
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA1, Cl M3
7.297%, VAR ICE LIBOR USD 1 Month+6.350%, 09/25/2028		249	246
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M1
2.147%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2029		101	100

SEI Institutional International Trust / Semi-Annual Report / March 31, 2020	29

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA2, Cl M2
4.397%, VAR ICE LIBOR USD 1 Month+3.450%, 10/25/2029	$470	$418
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
5.947%, VAR ICE LIBOR USD 1 Month+5.000%, 11/25/2024	254	245
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M2
5.197%, VAR ICE LIBOR USD 1 Month+4.250%, 01/25/2029	88	83
FNMA Connecticut Avenue Securities, Ser 2016-C06, Cl 1M1
2.247%, VAR ICE LIBOR USD 1 Month+1.300%, 04/25/2029	37	36
FNMA Connecticut Avenue Securities, Ser 2016-C07, Cl 2M2
5.297%, VAR ICE LIBOR USD 1 Month+4.350%, 05/25/2029	118	113

		1,466

Non-Agency Mortgage-Backed Obligation — 0.1%
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
4.606%, 09/25/2034 (D)	10	9
COMM Mortgage Trust, Ser 2014-CCRE14, Cl A3
3.955%, 02/10/2047	70	74
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 3A1
3.806%, 12/25/2034 (D)	32	29
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049 (A)	159	159
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A3
3.290%, 05/15/2048	114	117
Wells Fargo Commercial Mortgage Trust, Ser 2015-C30, Cl A3
3.411%, 09/15/2058	78	82

		470

Total Mortgage-Backed Securities (Cost $2,059) ($ Thousands)		1,936

Total Investments in Securities — 96.7% (Cost $489,656) ($ Thousands)		$482,742

30	SEI Institutional International Trust / Semi-Annual Report / March 31, 2020

A list of the open futures contracts held by the Fund at March 31, 2020, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ Depreciation (Thousands)
Australian 3-Year Bond	12	Jun-2020	$879	$860	$3
Australian 10-Year Bond	18	Jun-2020	1,590	1,659	20
Australian 10-Year Bond	18	Jun-2020	1,608	1,659	28
Canadian 5-Year Bond	(20)	Jun-2020	(1,868)	(1,794)	(56)
Canadian 10-Year Bond	(52)	Jun-2020	(5,473)	(5,376)	(90)
Canadian 10-Year Bond	33	Jun-2020	3,540	3,411	99
Euro	(240)	Jun-2020	(34,239)	(33,149)	1,090
Euro-Bob	(23)	Jun-2020	(3,488)	(3,412)	25
Euro-Bob	3	Jun-2020	447	445	(1)
Euro-BTP	10	Jun-2020	1,654	1,552	(83)
Euro-Bund	(10)	Jun-2020	(1,936)	(1,893)	21
Euro-Bund	22	Jun-2020	4,290	4,164	(60)
Euro-Buxl	(12)	Jun-2020	(2,696)	(2,764)	(14)
Euro-Buxl	24	Jun-2020	5,837	5,528	(209)
Euro-OAT	(3)	Jun-2020	(574)	(550)	14
Euro-OAT	9	Jun-2020	1,685	1,651	(9)
Euro-Schatz	28	Jun-2020	3,506	3,447	(6)
Japanese 10-Year Bond	23	Jun-2020	34,551	32,505	(721)
Japanese 10-Year Government Bond E-MINI	5	Jun-2020	737	707	(9)
Japanese 10-Year Government Bond E-MINI	(5)	Jun-2020	(746)	(707)	10
Long Gilt 10-Year Bond	41	Jun-2020	6,747	6,924	51
Long Gilt 10-Year Bond	3	Jun-2020	528	507	–
U.S. 2-Year Treasury Note	46	Jul-2020	10,033	10,138	105
U.S. 5-Year Treasury Note	(37)	Jul-2020	(4,497)	(4,638)	(141)
U.S. 5-Year Treasury Note	(10)	Jul-2020	(1,253)	(1,254)	(1)
U.S. 10-Year Treasury Note	56	Jun-2020	7,718	7,767	48
U.S. 10-Year Treasury Note	37	Jun-2020	4,902	5,131	229
U.S. Ultra Long Treasury Bond	1	Jun-2020	221	222	1
U.S. Ultra Long Treasury Bond	11	Jun-2020	2,445	2,441	(4)
Ultra 10-Year U.S. Treasury Note	(17)	Jun-2020	(2,482)	(2,653)	(171)

			$33,666	$32,528	$169

A list of the open forward foreign currency contracts held by the Fund at March 31, 2020, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	04/03/20	USD	446	ZAR	7,005	$(54)
Bank of America	04/03/20	USD	323	EUR	302	9
Bank of America	04/03/20	USD	454	EUR	403	(12)
Bank of America	04/03/20	TRY	874	USD	142	9
Bank of America	04/03/20	EUR	1,035	USD	1,171	35
Bank of America	04/03/20	USD	1,785	JPY	185,870	(63)
Bank of America	04/03/20	USD	2,129	SEK	21,451	36
Bank of America	04/03/20 - 04/30/20	ZAR	4,716	USD	289	26
Bank of America	04/03/20	USD	11,265	CNY	80,148	36
Bank of America	04/03/20	JPY	48,061	USD	464	19
Bank of America	04/03/20	JPY	36,091	USD	328	(6)
Bank of America	04/28/20	CNY	80,148	USD	11,268	(57)
Bank of America	04/30/20	SEK	21,451	USD	2,131	(37)
Bank of America	05/20/20	RUB	88,691	USD	1,282	155
Barclays PLC	04/03/20	USD	144	TRY	919	(4)

SEI Institutional International Trust / Semi-Annual Report / March 31, 2020	31

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	04/03/20	USD	210	SGD	292	$(6)
Barclays PLC	04/03/20	USD	32	NZD	57	2
Barclays PLC	04/03/20	USD	199	NZD	322	(9)
Barclays PLC	04/03/20 - 04/30/20	USD	146	AUD	247	6
Barclays PLC	04/03/20	USD	116	AUD	184	(3)
Barclays PLC	04/03/20 - 04/30/20	USD	83	NOK	904	3
Barclays PLC	04/03/20	USD	186	NOK	1,826	(12)
Barclays PLC	04/03/20	CHF	317	USD	335	8
Barclays PLC	04/03/20	USD	151	CHF	148	1
Barclays PLC	04/03/20	USD	201	CHF	190	(4)
Barclays PLC	04/03/20 - 04/30/20	USD	208	SEK	2,107	5
Barclays PLC	04/03/20	USD	167	SEK	1,589	(7)
Barclays PLC	04/03/20 - 04/30/20	USD	179	JPY	19,718	3
Barclays PLC	04/03/20	USD	201	JPY	21,102	(5)
Barclays PLC	04/03/20 - 04/30/20	USD	119	CAD	171	1
Barclays PLC	04/03/20 - 04/30/20	USD	268	CAD	369	(9)
Barclays PLC	04/03/20 - 04/30/20	GBP	256	USD	327	10
Barclays PLC	04/03/20 - 04/30/20	GBP	192	USD	226	(12)
Barclays PLC	04/03/20 - 04/30/20	CAD	252	USD	181	4
Barclays PLC	04/03/20 - 04/30/20	CAD	213	USD	148	(2)
Barclays PLC	04/03/20	NZD	291	USD	182	9
Barclays PLC	04/03/20 - 04/30/20	NZD	244	USD	142	(3)
Barclays PLC	04/03/20	AUD	179	USD	114	5
Barclays PLC	04/03/20 - 04/30/20	AUD	553	USD	324	(14)
Barclays PLC	04/03/20 - 04/30/20	USD	420	GBP	358	24
Barclays PLC	04/03/20	USD	559	GBP	431	(25)
Barclays PLC	04/03/20 - 04/30/20	TRY	1,682	USD	265	11
Barclays PLC	04/03/20 - 04/30/20	USD	2,192	MXN	53,733	98
Barclays PLC	04/03/20	USD	130	MXN	2,869	(8)
Barclays PLC	04/03/20	NOK	1,154	USD	118	8
Barclays PLC	04/03/20 - 04/30/20	NOK	2,059	USD	187	(9)
Barclays PLC	04/03/20	PLN	3,560	USD	913	56
Barclays PLC	04/30/20	USD	28	EUR	26	—
Barclays PLC	04/03/20 - 04/30/20	USD	4,668	EUR	4,206	(51)
Barclays PLC	04/03/20	EUR	806	USD	899	14
Barclays PLC	04/30/20	EUR	4,022	USD	4,355	(62)
Barclays PLC	04/03/20 - 05/14/20	SEK	22,437	USD	2,369	101
Barclays PLC	04/03/20	SEK	1,334	USD	130	(5)
Barclays PLC	04/03/20 - 04/30/20	MXN	50,864	USD	2,064	(96)
Barclays PLC	04/03/20	JPY	95,864	USD	921	33
Barclays PLC	04/30/20	JPY	6,333	USD	58	(1)
Barclays PLC	04/16/20	CNH	14,492	USD	2,086	42
Barclays PLC	05/05/20	EUR	16,630	USD	18,360	93
Barclays PLC	08/13/20	USD	281	MYR	1,166	(9)
BMO Capital	04/03/20	USD	10,366	JPY	1,117,470	(14)
BMO Capital	04/03/20	JPY	8,226,109	USD	76,309	105
BNP Paribas	04/03/20	USD	35	MXN	786	(2)
BNP Paribas	04/03/20	USD	95	AUD	146	(6)
BNP Paribas	04/03/20	MXN	773	USD	35	2
BNP Paribas	04/30/20	USD	761	NZD	1,352	40
BNP Paribas	04/03/20	USD	856	NZD	1,369	(44)
BNP Paribas	04/03/20 - 06/11/20	AUD	6,873	USD	4,392	185

32	SEI Institutional International Trust / Semi-Annual Report / March 31, 2020

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	04/03/20 - 04/24/20	EUR	38,185	USD	42,619	$701
BNP Paribas	04/03/20 - 04/30/20	EUR	282	USD	303	(6)
BNP Paribas	04/09/20	USD	612	JPY	66,106	—
BNP Paribas	04/16/20	USD	2,768	CNH	19,247	(52)
BNP Paribas	04/16/20	CNH	4,086	USD	576	—
BNP Paribas	04/30/20	GBP	607	USD	753	—
BNP Paribas	04/30/20	GBP	720	USD	893	(1)
BNP Paribas	04/30/20	MYR	8,712	USD	2,010	(15)
BNP Paribas	04/30/20	JPY	37,800	USD	340	(11)
BNP Paribas	05/05/20	USD	348	IDR	4,793,890	(54)
BNYMellon	05/22/20	CAD	17,347	USD	12,084	(112)
Brown Brothers Harriman	04/08/20	USD	64	EUR	60	1
Brown Brothers Harriman	04/08/20	USD	1,380	EUR	1,222	(38)
Brown Brothers Harriman	04/08/20	EUR	1,903	USD	2,106	17
Brown Brothers Harriman	04/08/20	EUR	1,042	USD	1,138	(6)
Brown Brothers Harriman	04/08/20	ZAR	6,764	USD	409	30
Brown Brothers Harriman	04/09/20	USD	356	JPY	39,013	6
Brown Brothers Harriman	04/16/20	CNY	12,933	USD	1,856	31
Brown Brothers Harriman	05/14/20	USD	360	NOK	3,757	(2)
Brown Brothers Harriman	05/14/20	NOK	3,959	USD	374	(4)
Brown Brothers Harriman	05/15/20	GBP	303	USD	376	—
Brown Brothers Harriman	05/15/20	USD	1,555	GBP	1,305	63
Brown Brothers Harriman	05/15/20	USD	107	GBP	86	(1)
Brown Brothers Harriman	06/11/20	USD	86	AUD	140	—
CIBC	04/30/20	USD	4,602	EUR	4,269	86
Citigroup	04/02/20	BRL	7,299	USD	1,509	102
Citigroup	04/08/20	EUR	527	USD	583	5
Citigroup	04/08/20	USD	2,132	EUR	1,913	(33)
Citigroup	04/08/20	ZAR	10,895	USD	681	71
Citigroup	04/09/20	USD	664	JPY	72,899	12
Citigroup	05/05/20	USD	893	BRL	4,640	—
Citigroup	05/15/20	GBP	9,663	USD	12,441	452
Citigroup	05/20/20	USD	1,741	RUB	126,509	(132)
Citigroup	06/11/20	AUD	7,754	USD	4,606	(140)
Citigroup	04/03/20	USD	42	NOK	429	(1)
Citigroup	04/03/20 - 04/30/20	USD	84	CAD	114	(4)
Citigroup	04/03/20	GBP	52	USD	67	3
Citigroup	04/03/20 - 04/30/20	GBP	62	USD	73	(4)
Citigroup	04/03/20	CHF	102	USD	109	4
Citigroup	04/03/20	CHF	14	USD	14	—
Citigroup	04/03/20	AUD	65	USD	43	3
Citigroup	04/03/20	AUD	59	USD	35	(1)
Citigroup	04/30/20	USD	15	AUD	25	—
Citigroup	04/03/20	USD	128	AUD	200	(6)
Citigroup	04/03/20 - 04/30/20	USD	115	SEK	1,160	2
Citigroup	04/03/20	USD	29	SEK	278	(1)
Citigroup	04/03/20	USD	147	MXN	3,468	1
Citigroup	04/03/20 - 04/30/20	NZD	74	USD	46	2
Citigroup	04/03/20	NZD	113	USD	66	(1)
Citigroup	04/03/20 - 04/30/20	USD	110	GBP	93	5

SEI Institutional International Trust / Semi-Annual Report / March 31, 2020	33

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	04/03/20	USD	77	GBP	60	$(3)
Citigroup	04/03/20 - 04/30/20	USD	404	EUR	359	(10)
Citigroup	04/03/20	CAD	610	USD	451	22
Citigroup	04/30/20	CAD	46	USD	32	—
Citigroup	04/03/20	NOK	590	USD	58	2
Citigroup	04/03/20	NOK	134	USD	13	—
Citigroup	04/03/20	USD	28	NZD	48	1
Citigroup	04/03/20	USD	763	NZD	1,271	(9)
Citigroup	04/03/20	EUR	3,033	USD	3,392	64
Citigroup	04/03/20 - 04/08/20	EUR	1,080	USD	1,178	(8)
Citigroup	04/03/20 - 04/30/20	USD	63	JPY	6,974	2
Citigroup	04/03/20	USD	4,284	JPY	449,568	(120)
Citigroup	04/03/20	ILS	4,438	USD	1,282	27
Citigroup	04/03/20	CZK	25,007	USD	1,078	76
Citigroup	04/03/20	MXN	45,755	USD	2,332	382
Citigroup	04/03/20 - 04/30/20	JPY	75,591	USD	729	29
Citigroup	04/30/20	JPY	1,582	USD	15	—
Citigroup	04/30/20	SEK	326	USD	32	(1)
Credit Agricole	04/30/20	USD	311	SGD	450	5
Credit Suisse First Boston	04/08/20	USD	376	ZAR	6,687	(2)
Credit Suisse First Boston	04/08/20	USD	1,481	EUR	1,386	40
Credit Suisse First Boston	04/09/20	USD	651	JPY	71,193	9
Credit Suisse First Boston	05/14/20	SEK	11,339	USD	1,143	(3)
Credit Suisse First Boston	05/20/20	USD	1,301	PLN	5,352	(12)
Credit Suisse First Boston	05/22/20	USD	861	CAD	1,211	(10)
Credit Suisse First Boston	05/29/20	USD	1,289	CHF	1,238	(4)
Goldman Sachs	04/03/20	USD	356	NZD	617	10
Goldman Sachs	04/03/20	USD	374	CHF	361	(1)
Goldman Sachs	04/03/20	USD	1,017	TRY	6,388	(48)
Goldman Sachs	04/03/20	USD	1,156	ZAR	18,445	(124)
Goldman Sachs	04/03/20	CHF	1,977	USD	2,050	7
Goldman Sachs	04/03/20	MXN	2,761	USD	130	13
Goldman Sachs	04/03/20	ZAR	9,344	USD	601	77
Goldman Sachs	04/03/20	TRY	14,593	USD	2,324	110
Goldman Sachs	04/03/20	JPY	60,600	USD	565	4
Goldman Sachs	04/03/20 - 04/08/20	EUR	73,019	USD	80,523	401
Goldman Sachs	04/09/20	USD	1,195	JPY	123,538	(50)
Goldman Sachs	04/28/20	CNY	2,465	USD	347	(2)
Goldman Sachs	04/30/20	GBP	640	USD	744	(50)
Goldman Sachs	05/14/20	NOK	7,998	USD	837	75
Goldman Sachs	06/04/20	NZD	2,214	USD	1,311	—
Goldman Sachs	08/13/20	MYR	1,173	USD	286	12
HSBC	04/03/20	USD	254	NZD	405	(14)
HSBC	04/03/20	SGD	500	USD	359	8
HSBC	04/03/20	USD	6,216	JPY	650,920	(187)
HSBC	04/09/20 - 04/30/20	JPY	146,245	USD	1,333	(22)
HSBC	04/16/20	CNH	22,954	USD	3,285	46
HSBC	04/30/20	EUR	254	USD	280	1
HSBC	04/30/20	NZD	1,018	USD	613	10
JPMorgan Chase Bank	04/03/20	USD	260	MXN	5,738	(15)

34	SEI Institutional International Trust / Semi-Annual Report / March 31, 2020

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	04/03/20 - 04/30/20	USD	317	GBP	266	$13
JPMorgan Chase Bank	04/03/20	USD	397	GBP	310	(12)
JPMorgan Chase Bank	04/03/20	USD	741	ZAR	12,145	(61)
JPMorgan Chase Bank	04/03/20 - 04/30/20	USD	167	NOK	1,817	6
JPMorgan Chase Bank	04/03/20	USD	621	NOK	5,988	(51)
JPMorgan Chase Bank	04/03/20	USD	840	PLN	3,560	17
JPMorgan Chase Bank	04/03/20 - 04/30/20	USD	179	CAD	258	2
JPMorgan Chase Bank	04/03/20 - 04/30/20	USD	699	CAD	947	(33)
JPMorgan Chase Bank	04/03/20 - 04/30/20	USD	336	SEK	3,428	10
JPMorgan Chase Bank	04/03/20	USD	566	SEK	5,424	(18)
JPMorgan Chase Bank	04/03/20 - 04/30/20	USD	204	AUD	344	6
JPMorgan Chase Bank	04/03/20 - 04/30/20	USD	812	AUD	1,275	(32)
JPMorgan Chase Bank	04/03/20 - 04/30/20	USD	194	CHF	189	2
JPMorgan Chase Bank	04/03/20 - 04/30/20	USD	957	CHF	909	(17)
JPMorgan Chase Bank	04/03/20 - 04/30/20	NZD	531	USD	334	19
JPMorgan Chase Bank	04/03/20 - 04/30/20	NZD	639	USD	369	(9)
JPMorgan Chase Bank	04/03/20 - 04/30/20	AUD	877	USD	576	39
JPMorgan Chase Bank	04/03/20 - 04/30/20	AUD	445	USD	259	(14)
JPMorgan Chase Bank	04/03/20 - 04/30/20	USD	946	NZD	1,627	19
JPMorgan Chase Bank	04/03/20 - 04/30/20	USD	717	NZD	1,173	(22)
JPMorgan Chase Bank	04/03/20	USD	2,342	THB	76,749	(3)
JPMorgan Chase Bank	04/03/20 - 04/30/20	CHF	2,526	USD	2,639	24
JPMorgan Chase Bank	04/03/20 - 04/30/20	CHF	76	USD	78	(1)
JPMorgan Chase Bank	04/03/20 - 04/30/20	USD	2,337	EUR	2,160	34
JPMorgan Chase Bank	04/03/20 - 04/30/20	USD	2,052	EUR	1,832	(42)
JPMorgan Chase Bank	04/03/20 - 04/30/20	USD	1,870	JPY	203,654	19
JPMorgan Chase Bank	04/03/20 - 04/30/20	USD	2,606	JPY	275,890	(50)
JPMorgan Chase Bank	04/03/20 - 04/30/20	GBP	6,009	USD	7,682	231
JPMorgan Chase Bank	04/03/20 - 04/30/20	GBP	353	USD	420	(17)
JPMorgan Chase Bank	04/03/20 - 04/30/20	EUR	6,458	USD	7,251	164
JPMorgan Chase Bank	04/03/20 - 04/30/20	EUR	319	USD	349	(1)
JPMorgan Chase Bank	04/03/20 - 04/30/20	USD	8,308	SGD	11,964	95
JPMorgan Chase Bank	04/03/20	USD	38	SGD	53	(1)
JPMorgan Chase Bank	04/03/20	NOK	5,623	USD	590	54
JPMorgan Chase Bank	04/03/20	NOK	3,387	USD	303	(19)
JPMorgan Chase Bank	04/03/20 - 04/30/20	SEK	8,629	USD	893	22
JPMorgan Chase Bank	04/03/20 - 04/30/20	SEK	2,696	USD	266	(7)
JPMorgan Chase Bank	04/03/20 - 04/30/20	SGD	11,964	USD	8,312	(96)
JPMorgan Chase Bank	04/03/20 - 04/30/20	CAD	24,289	USD	18,099	1,033
JPMorgan Chase Bank	04/03/20 - 04/30/20	CAD	303	USD	210	(3)
JPMorgan Chase Bank	04/03/20 - 04/30/20	ZAR	26,571	USD	1,629	143
JPMorgan Chase Bank	04/03/20	THB	76,749	USD	2,428	89
JPMorgan Chase Bank	04/30/20	THB	76,749	USD	2,338	(2)
JPMorgan Chase Bank	04/03/20 - 04/30/20	JPY	160,388	USD	1,528	42
JPMorgan Chase Bank	04/03/20 - 04/30/20	JPY	31,567	USD	289	(4)
JPMorgan Chase Bank	04/07/20 - 04/23/20	AUD	2,838	USD	1,683	(54)
JPMorgan Chase Bank	04/09/20	JPY	122,254	USD	1,124	(8)
JPMorgan Chase Bank	04/14/20	USD	1,241	RUB	92,285	(61)
JPMorgan Chase Bank	04/16/20 - 04/17/20	THB	134,214	USD	4,245	154
JPMorgan Chase Bank	04/22/20	USD	1,585	IDR	23,814,501	(125)
JPMorgan Chase Bank	04/22/20	IDR	23,814,501	USD	1,390	(69)
JPMorgan Chase Bank	04/23/20	USD	657	MXN	14,002	(61)
JPMorgan Chase Bank	04/23/20	USD	2,597	AUD	4,296	33
JPMorgan Chase Bank	04/24/20	USD	503	EUR	453	(5)

SEI Institutional International Trust / Semi-Annual Report / March 31, 2020	35

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	04/24/20	GBP	554	USD	662	$(25)
JPMorgan Chase Bank	04/24/20	USD	879	CAD	1,210	(29)
JPMorgan Chase Bank	04/24/20	CAD	3,863	USD	2,863	149
JPMorgan Chase Bank	04/24/20	USD	840	GBP	696	23
JPMorgan Chase Bank	04/24/20	USD	5,646	GBP	4,339	(264)
JPMorgan Chase Bank	04/24/20	CHF	1,002	USD	1,055	17
JPMorgan Chase Bank	04/24/20	CHF	5,807	USD	5,941	(71)
JPMorgan Chase Bank	04/24/20	SGD	9,398	USD	6,771	167
JPMorgan Chase Bank	04/24/20	EUR	21,995	USD	23,985	(166)
JPMorgan Chase Bank	04/27/20	USD	70	BRL	354	(2)
JPMorgan Chase Bank	04/27/20	USD	1,114	COP	4,560,995	8
JPMorgan Chase Bank	04/27/20	USD	1,190	MXN	28,600	25
JPMorgan Chase Bank	04/27/20	USD	1,990	KRW	2,470,823	39
JPMorgan Chase Bank	04/27/20	MXN	61,775	USD	2,546	(78)
JPMorgan Chase Bank	04/27/20	KRW	503,452	USD	416	3
JPMorgan Chase Bank	04/27/20	KRW	509,437	USD	415	(3)
JPMorgan Chase Bank	04/27/20	JPY	3,503,915	USD	31,919	(588)
JPMorgan Chase Bank	04/30/20	PLN	3,560	USD	839	(18)
JPMorgan Chase Bank	05/14/20	USD	775	NOK	8,072	(6)
JPMorgan Chase Bank	05/22/20	NZD	705	USD	420	3
JPMorgan Chase Bank	05/22/20	NZD	14,425	USD	8,160	(383)
JPMorgan Chase Bank	05/26/20	USD	1,872	PLN	7,354	(100)
JPMorgan Chase Bank	05/26/20	NOK	5,200	USD	496	1
JPMorgan Chase Bank	05/26/20	USD	1,086	NOK	11,601	20
JPMorgan Chase Bank	05/26/20	USD	4,194	NOK	39,295	(447)
JPMorgan Chase Bank	05/26/20	USD	839	SEK	8,385	8
JPMorgan Chase Bank	05/26/20	USD	6,849	SEK	66,258	(148)
JPMorgan Chase Bank	05/26/20	PLN	8,670	USD	2,222	134
JPMorgan Chase Bank	05/26/20	HUF	1,354,877	USD	4,398	266
Morgan Stanley	04/03/20	USD	14	SGD	20	—
Morgan Stanley	04/03/20	USD	233	HUF	76,500	—
Morgan Stanley	04/30/20	USD	49	CHF	48	1
Morgan Stanley	04/03/20	USD	204	CHF	194	(4)
Morgan Stanley	04/03/20 - 04/30/20	USD	146	SEK	1,488	4
Morgan Stanley	04/03/20 - 04/30/20	USD	156	SEK	1,517	(3)
Morgan Stanley	04/03/20 - 04/30/20	CHF	226	USD	239	5
Morgan Stanley	04/03/20 - 04/30/20	CHF	98	USD	100	(1)
Morgan Stanley	04/03/20 - 04/30/20	USD	166	AUD	282	7
Morgan Stanley	04/03/20	USD	159	AUD	247	(7)
Morgan Stanley	04/03/20	AUD	206	USD	136	10
Morgan Stanley	04/03/20 - 04/30/20	AUD	740	USD	435	(18)
Morgan Stanley	04/03/20	USD	981	CZK	25,007	21
Morgan Stanley	04/03/20 - 04/30/20	USD	987	ZAR	16,418	(68)
Morgan Stanley	04/03/20	USD	1,152	DKK	7,862	4
Morgan Stanley	04/03/20	USD	1,224	ILS	4,438	31
Morgan Stanley	04/03/20 - 04/30/20	USD	547	NOK	5,856	10
Morgan Stanley	04/03/20	USD	767	NOK	7,285	(73)
Morgan Stanley	04/03/20 - 04/30/20	USD	77	NZD	132	1
Morgan Stanley	04/03/20	USD	1,307	NZD	2,117	(52)
Morgan Stanley	04/03/20	USD	1,583	TRY	9,974	(70)

36	SEI Institutional International Trust / Semi-Annual Report / March 31, 2020

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	04/03/20	TRY	1,748	USD	283	$18
Morgan Stanley	04/03/20 - 04/30/20	USD	1,992	JPY	214,843	2
Morgan Stanley	04/03/20	USD	631	JPY	66,558	(15)
Morgan Stanley	04/03/20 - 04/30/20	USD	1,616	EUR	1,483	12
Morgan Stanley	04/03/20 - 04/08/20	USD	3,653	EUR	3,223	(115)
Morgan Stanley	04/03/20	MXN	11,043	USD	511	40
Morgan Stanley	04/03/20	SGD	11,629	USD	8,376	208
Morgan Stanley	04/03/20	GBP	378	USD	484	16
Morgan Stanley	04/03/20 - 04/30/20	GBP	11,884	USD	13,918	(823)
Morgan Stanley	04/03/20 - 04/30/20	USD	14,089	GBP	12,039	839
Morgan Stanley	04/03/20	USD	192	GBP	151	(5)
Morgan Stanley	04/03/20	NOK	8,263	USD	880	93
Morgan Stanley	04/03/20 - 04/30/20	NOK	6,649	USD	622	(12)
Morgan Stanley	04/03/20 - 04/30/20	USD	210	CAD	303	3
Morgan Stanley	04/03/20 - 04/30/20	USD	15,092	CAD	21,197	(200)
Morgan Stanley	04/03/20	DKK	7,862	USD	1,167	11
Morgan Stanley	04/30/20	DKK	7,862	USD	1,153	(5)
Morgan Stanley	04/03/20	ZAR	18,539	USD	1,171	134
Morgan Stanley	04/03/20 - 04/30/20	NZD	19,161	USD	11,968	608
Morgan Stanley	04/03/20	NZD	66	USD	38	(1)
Morgan Stanley	04/03/20 - 05/07/20	CAD	22,332	USD	15,948	252
Morgan Stanley	04/03/20 - 04/30/20	CAD	197	USD	136	(2)
Morgan Stanley	04/03/20	SEK	23,076	USD	2,421	92
Morgan Stanley	04/03/20 - 04/30/20	SEK	634	USD	63	(1)
Morgan Stanley	04/03/20 - 04/30/20	EUR	35,122	USD	38,866	306
Morgan Stanley	04/30/20	EUR	30	USD	33	—
Morgan Stanley	04/03/20	CNY	80,148	USD	11,447	147
Morgan Stanley	04/03/20	JPY	50,166	USD	471	6
Morgan Stanley	04/03/20 - 04/09/20	JPY	71,067	USD	654	(5)
Morgan Stanley	04/03/20	HUF	76,500	USD	252	20
Morgan Stanley	04/30/20	HUF	76,500	USD	233	—
Morgan Stanley	04/08/20	USD	711	ZAR	10,954	(99)
Morgan Stanley	04/23/20	USD	668	MXN	13,577	(91)
Morgan Stanley	04/23/20	MXN	27,687	USD	1,423	246
Morgan Stanley	04/30/20	ILS	4,438	USD	1,225	(32)
Morgan Stanley	04/30/20	CZK	25,007	USD	981	(22)
Morgan Stanley	05/05/20	BRL	7,299	USD	1,456	52
Morgan Stanley	05/21/20	TWD	46,215	USD	1,553	11
National Australia Capital Markets	04/03/20 - 04/30/20	USD	9,090	NZD	15,567	137
National Australia Capital Markets	04/03/20 - 04/30/20	NZD	15,567	USD	9,090	(133)
National Bank of Australia	04/30/20	USD	9,390	JPY	1,018,158	57
National Bank of Australia	04/30/20	JPY	4,002,384	USD	36,914	(224)
RBC	04/30/20	EUR	367	USD	403	—
RBS	04/08/20	EUR	459	USD	509	5
RBS	05/20/20	PLN	5,352	USD	1,291	1
Standard Chartered	04/03/20	USD	44	CAD	58	(3)
Standard Chartered	04/08/20	USD	498	EUR	457	3
Standard Chartered	04/09/20	JPY	123,207	USD	1,119	(23)
Standard Chartered	05/05/20	USD	695	IDR	10,061,978	(79)
Standard Chartered	05/05/20	IDR	4,784,731	USD	346	53
Standard Chartered	05/14/20	KRW	802,190	USD	639	(20)

SEI Institutional International Trust / Semi-Annual Report / March 31, 2020	37

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Standard Chartered	05/21/20	USD	1,538	TWD	46,482	$13
State Street	04/30/20	USD	137	MXN	3,468	11
State Street	04/03/20	USD	396	MXN	8,607	(29)
State Street	04/03/20	USD	627	NZD	1,039	(12)
State Street	04/03/20	ZAR	2,288	USD	146	18
State Street	04/30/20	USD	3,129	JPY	339,386	20
State Street	04/03/20	USD	2,285	JPY	240,550	(57)
State Street	04/03/20 - 04/30/20	MXN	13,165	USD	576	17
State Street	04/30/20	GBP	178	USD	221	—
State Street	04/30/20	USD	217	SEK	2,150	1
State Street	04/30/20	JPY	1,334,128	USD	12,300	(79)
TD Securities	04/03/20	USD	94	GBP	73	(3)
TD Securities	04/03/20	USD	2,088	CAD	2,800	(121)
TD Securities	04/03/20	GBP	5,664	USD	7,276	253
TD Securities	04/03/20	GBP	182	USD	216	(10)
TD Securities	04/03/20 - 04/30/20	USD	26,172	JPY	2,868,881	414
TD Securities	04/03/20 - 04/30/20	JPY	2,868,881	USD	26,197	(414)
UBS	04/03/20	USD	91	GBP	71	(3)
UBS	04/03/20	USD	352	NZD	615	13
UBS	04/03/20	USD	3,130	AUD	5,197	51
UBS	04/03/20 - 04/30/20	EUR	64,578	USD	71,160	235
UBS	04/08/20	USD	2,580	EUR	2,307	(48)
UBS	04/30/20	AUD	5,281	USD	3,179	(53)

						$3,637

A list of the open OTC swap agreements held by the Fund at March 31, 2020, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
Citigroup	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	$(600)	$(132)	$(45)	$(87)
Credit Suisse	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(127)	(28)	(9)	(19)
Credit Suisse	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(134)	(30)	(8)	(22)
Deutsche Bank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(406)	(90)	(28)	(62)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(1,345)	(297)	(162)	(135)

							$(577)	$(252)	$(325)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Thousands)
Deutsche Bank	China 7-Day Reverse Repo Rate	2.985%	Quarterly	06/03/2024	CNY	23,220	$64	$–	$64
Deutsche Bank	China 7-Day Reverse Repo Rate	2.755%	Quarterly	09/09/2024	CNY	31,000	77	–	77

							$141	$–	$141

38	SEI Institutional International Trust / Semi-Annual Report / March 31, 2020

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2020, is as follows:

Credit Default Swaps
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
iTraxx Europe Series 32	Sell	1.00%	Quarterly	12/20/2024	(2,400)	$(9)	$33	$(42)
iTraxx Europe Series 32	Sell	5.00%	Quarterly	12/20/2024	(2,078)	(80)	94	(174)

						$(89)	$127	$(216)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.6460%	6-MONTH GBP - LIBOR	Semi-Annually	10/03/2047	GBP	460	$(156)	$–	$(156)
6-MONTH GBP - LIBOR	0.6655%	Semi-Annually	03/05/2050	GBP	200	(34)	–	(34)
China 7-Day Reverse Repo Rate	5.635%	Semi-Annually	02/28/2025	GBP	1,230	3	–	3

						$(187)	$–	$(187)

Percentages are based on Net Assets of $499,367 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2020, the value of these securities amounted to $66,740 ($ Thousands), representing 13.4% of the Net Assets of the Fund.

(B)	Perpetual security with no stated maturity date.
(C)	Security is in default on interest payment.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CNH — Chinese Yuan Offshore

CNY — Chinese Yuan Onshore

COP — Colombian Peso

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

HUF — Hungarian Forint

ICE— Intercontinental Exchange

IDR — Indonesian Rupiah

ILS — Israeli New Sheckels

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

PLN — Polish Zloty

RUB — Russian Ruble

SGD — Singapore Dollar

SEK — Swedish Krona

THB — Thai Bhat

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — U.S. Dollar

VAR — Variable Rate

ZAR — South African Rand

SEI Institutional International Trust / Semi-Annual Report / March 31, 2020	39

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

International Fixed Income Fund (Concluded)

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Global Bonds	–	451,816	–	451,816
U.S. Treasury Obligations	–	28,990	–	28,990
Mortgage-Backed Securities	–	1,936	–	1,936

Total Investments in Securities	–	482,742	–	482,742

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,744	–	–	1,744
Unrealized Depreciation	(1,575)	–	–	(1,575)
Forwards Contracts*
Unrealized Appreciation	–	11,869	–	11,869
Unrealized Depreciation	–	(8,232)	–	(8,232)
OTC Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(325)	–	(325)
Interest Rate Swaps*
Unrealized Appreciation	–	141	–	141
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(216)	–	(216)
Interest Rate Swaps*
Unrealized Appreciation	–	3	–	3
Unrealized Depreciation	–	(190)	–	(190)

Total Other Financial Instruments	169	3,050	–	3,219

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

40	SEI Institutional International Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Emerging Markets Debt Fund

†Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS – 93.4%

Albania — 0.0%
Albania Government International Bond
3.500%, 10/09/2025	EUR	403	$461

Angola — 0.8%
Angolan Government International Bond
9.500%, 11/12/2025	$	2,676	1,105
9.375%, 05/08/2048		4,772	1,861
9.375%, 05/08/2048 (A)		217	85
8.250%, 05/09/2028		596	240
Angolan Government International Bond MTN
9.125%, 11/26/2049 (A)		2,649	1,036
9.125%, 11/26/2049		861	337
8.000%, 11/26/2029 (A)		1,357	550
8.000%, 11/26/2029		132	53
Republic of Angola Via Avenir II BV MTN
9.412%, VAR ICE LIBOR USD 6 Month+7.500%, 07/01/2023		4,281	4,630
6.388%, VAR ICE LIBOR USD 6 Month+4.500%, 12/07/2023		552	301

			10,198

Argentina — 1.2%
Adecoagro
6.000%, 09/21/2027 (A)(B)		1,071	830
Argentina Treasury Bond
2.500%, 07/22/2021	ARS	256	8
Argentine Republic Government International Bond
18.200%, 10/03/2021		5,928	43
7.820%, 12/31/2033	EUR	2,191	757
7.820%, 12/31/2033		16,728	5,702
7.125%, 06/28/2117	$	400	107
6.875%, 04/22/2021		4,434	1,315
6.875%, 01/26/2027		1,264	354
5.875%, 01/11/2028		1,294	354
5.625%, 01/26/2022		591	173
5.250%, 01/15/2028	EUR	155	39
5.000%, 01/15/2027		553	149

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.625%, 01/11/2023	$	4,611	$1,342
4.500%, 09/30/2020		1,507	731
3.380%, 4.740%, 10/31/2029, 12/31/2038 (D)	EUR	7,800	2,222
3.375%, 01/15/2023		680	187
Autonomous City of Buenos Aires Argentina
32.413%, VAR 30-35d Argentina BADLAR Private Banks+3.250%, 03/29/2024	ARS	16,586	171
Provincia de Buenos Aires
7.875%, 06/15/2027	$	350	91
5.375%, 01/20/2023	EUR	620	160
Provincia de Cordoba
7.125%, 06/10/2021 (A)	$	531	344
Rio Energy
6.875%, 02/01/2025 (A)		1,040	400
YPF (A)
8.500%, 07/28/2025		1,050	542
6.950%, 07/21/2027		521	268
YPF MTN
44.438%, VAR 30-35d Argentina BADLAR Private Banks+4.000%, 07/07/2020		368	74

			16,363

Armenia — 0.1%
Republic of Armenia International Bond
3.950%, 09/26/2029		758	668

Azerbaijan — 1.2%
Republic of Azerbaijan International Bond
5.125%, 09/01/2029		1,711	1,489
4.750%, 03/18/2024		400	389
Southern Gas Corridor CJSC
6.875%, 03/24/2026 (A)		1,437	1,462
6.875%, 03/24/2026 (A)		1,122	1,141
6.875%, 03/24/2026		6,045	6,151
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		2,110	2,084
State Oil of the Azerbaijan Republic MTN
4.750%, 03/13/2023		1,300	1,262
4.750%, 03/13/2023		2,353	2,285

			16,263

Bahrain — 0.6%
Bahrain Government International Bond
7.500%, 09/20/2047		670	544
7.000%, 01/26/2026 (A)		295	279
7.000%, 10/12/2028		788	717
6.750%, 09/20/2029 (A)		275	246
6.750%, 09/20/2029		200	179
6.125%, 08/01/2023		520	494
6.000%, 09/19/2044 (A)		2,302	1,755

SEI Institutional International Trust / Semi-Annual Report / March 31, 2020	41

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.000%, 09/19/2044	$	320	$244
5.625%, 09/30/2031 (A)		1,826	1,506
5.625%, 09/30/2031		200	165
Oil and Gas Holding BSCC
8.375%, 11/07/2028 (A)		560	494
8.375%, 11/07/2028		547	482
7.625%, 11/07/2024 (A)		1,158	1,042

			8,147

Belarus — 0.1%
Republic of Belarus International Bond
7.625%, 06/29/2027		1,000	1,002
6.200%, 02/28/2030		358	324

			1,326

Belize — 0.0%
Belize Government International Bond
5.000%, 02/20/2038		1,117	567

Benin — 0.1%
Benin Government International Bond
5.750%, 03/26/2026 (A)	EUR	1,688	1,547

Bermuda — 0.3%
Bermuda Government International Bond
4.854%, 02/06/2024	$	868	879
4.750%, 02/15/2029		1,204	1,216
3.717%, 01/25/2027		1,521	1,449

			3,544

Brazil — 5.4%
Banco Bradesco MTN
3.200%, 01/27/2025 (A)		1,167	1,071
Brazil Letras do Tesouro Nacional (E)
11.065%, 07/01/2021	BRL	5,000	921
10.726%, 01/01/2022		8,000	1,436
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)	$	1,230	1,286
5.477%, 07/24/2023		217	226
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		1,205	1,208
5.333%, 02/15/2028		1,176	1,180
5.333%, 02/15/2028 (A)		202	202
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2031	BRL	6,000	1,346
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 08/15/2020		2,318	1,485
6.000%, 05/15/2045		562	438
6.000%, 08/15/2050		1,124	890
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2021		22,386	4,522
10.000%, 01/01/2023		77,185	16,552
10.000%, 01/01/2025		32,832	7,144
10.000%, 01/01/2027		30,000	6,563

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
10.000%, 01/01/2029	BRL	19,890	$4,356
Brazilian Government International Bond
6.000%, 04/07/2026	$	801	909
5.625%, 01/07/2041		360	369
5.000%, 01/27/2045		327	311
4.750%, 01/14/2050		2,856	2,616
4.500%, 05/30/2029		3,004	3,082
Centrais Eletricas Brasileiras
4.625%, 02/04/2030 (A)		226	200
CSN Islands XI
6.750%, 01/28/2028 (A)		592	379
CSN Resources (A)
7.625%, 02/13/2023		694	482
7.625%, 04/17/2026		763	497
Gol Finance
7.000%, 01/31/2025 (A)(B)		998	434
Itau Unibanco Holding (A)
4.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.222% (F)		650	536
2.900%, 01/24/2023		900	856
JBS Investments II GmbH
5.750%, 01/15/2028 (A)		466	452
Minerva Luxembourg
6.500%, 09/20/2026 (A)(B)		741	675
MV24 Capital BV
6.748%, 06/01/2034 (A)		1,229	968
Nexa Resources
5.375%, 05/04/2027 (A)		2,891	2,235
Petrobras Global Finance BV
6.900%, 03/19/2049		2,296	2,230
5.999%, 01/27/2028		437	423
5.093%, 01/15/2030		256	232
Rumo Luxembourg Sarl
7.375%, 02/09/2024		750	750
7.375%, 02/09/2024 (A)		692	692
Suzano Austria GmbH (A)
7.000%, 03/16/2047		399	377
6.000%, 01/15/2029		688	642
5.000%, 01/15/2030		494	435
Votorantim Cimentos International
7.250%, 04/05/2041		740	745

			72,353

Cameroon — 0.0%
Republic of Cameroon International Bond
9.500%, 11/19/2025 (A)		324	291

Cayman Islands — 0.2%
Bioceanico Sovereign Certificate Ltd
2.592%, 06/05/2034 (E)		2,041	1,153

42	SEI Institutional International Trust / Semi-Annual Report / March 31, 2020

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Neon Capital MTN
215.437%, 01/06/2028 (C)	JPY	326,989	$1,951

			3,104

Chile — 2.2%
Banco de Credito e Inversiones
3.500%, 10/12/2027 (A)	$	1,046	991
Banco del Estado de Chile
2.704%, 01/09/2025 (A)		272	253
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2043	CLP	3,160,000	4,711
5.100%, 07/15/2050		75,000	100
5.000%, 03/01/2035		720,000	938
4.700%, 09/01/2030 (A)		2,925,000	3,751
4.500%, 03/01/2026		1,980,000	2,536
Cencosud
4.375%, 07/17/2027 (A)	$	1,819	1,491
Chile Government International Bond
3.500%, 01/25/2050		4,669	4,821
2.550%, 01/27/2032		1,777	1,772
Empresa Electrica Angamos
4.875%, 05/25/2029 (A)		2	2
Empresa Nacional del Petroleo
3.750%, 08/05/2026 (B)		1,811	1,684
Geopark
6.500%, 09/21/2024 (A)		492	279
Nacional del Cobre de Chile
5.625%, 10/18/2043		442	484
4.500%, 09/16/2025 (A)		2,281	2,354
4.375%, 02/05/2049 (A)(B)		506	487
3.700%, 01/30/2050 (A)		349	297
3.625%, 08/01/2027 (A)		368	360
3.625%, 08/01/2027 (B)		353	345
3.150%, 01/14/2030 (A)		897	830
3.000%, 09/30/2029 (A)		1,006	927

			29,413

China — 1.5%
Alibaba Group Holding
4.200%, 12/06/2047		310	378
Charming Light Investments MTN
4.375%, 12/21/2027 (B)		1,341	1,458
China Government Bond
3.130%, 11/21/2029	CNY	6,500	959
3.120%, 12/05/2026		9,040	1,318
2.940%, 10/17/2024		10,330	1,498
China Government International Bond
3.250%, 10/19/2023	$	1,535	1,654
1.875%, 12/03/2022 (B)		752	765
China Minmetals (F)
4.450%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+6.070%		640	634

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.717%	$	2,047	$1,985
Chinalco Capital Holdings
4.250%, 04/21/2022 (B)		740	718
4.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.788% (F)		224	206
CNAC HK Finbridge
5.125%, 03/14/2028		1,227	1,338
4.625%, 03/14/2023		294	301
3.375%, 06/19/2024		292	285
Dianjian Haiyu
4.300% (F)		204	196
Dianjian International Finance
4.600%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.933% (F)		303	291
ENN Clean Energy International Investment
7.500%, 02/27/2021		475	439
HBIS Group Hong Kong
4.250%, 04/07/2020		684	677
Huarong Finance 2017
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.773% (F)		1,378	1,330
Leader Goal International Ltd MTN
4.250% (F)		212	202
Minmetals Bounteous Finance BVI
3.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.209% (F)		805	759
Sinopec Group Overseas Development 2018
2.500%, 08/08/2024		3,010	2,999
Wanda Properties International
7.250%, 01/29/2024		400	290

			20,680

Colombia — 4.5%
Colombia Government International Bond
3.000%, 01/30/2030		3,469	3,165
Colombian TES
10.000%, 07/24/2024	COP	18,219,100	5,095
7.750%, 09/18/2030		11,738,000	2,961
7.500%, 08/26/2026		31,166,400	7,786
7.250%, 10/18/2034		6,609,500	1,606
7.000%, 05/04/2022		18,296,600	4,663
7.000%, 06/30/2032		7,110,200	1,689
6.250%, 11/26/2025		31,502,600	7,457
6.000%, 04/28/2028		24,088,000	5,474
4.750%, 04/04/2035		1,170,600	996
Ecopetrol
5.875%, 09/18/2023	$	537	532
5.875%, 05/28/2045		420	372
Emgesa ESP
8.750%, 01/25/2021	COP	870,000	217

SEI Institutional International Trust / Semi-Annual Report / March 31, 2020	43

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Empresas Publicas de Medellin ESP (A)
8.375%, 11/08/2027	COP	1,760,000	$394
7.625%, 09/10/2024		3,116,000	741
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (A)		1,127,000	286
7.875%, 08/12/2024		884,000	224
Grupo Aval
4.375%, 02/04/2030 (A)	$	1,762	1,414
Republic of Colombia
9.850%, 06/28/2027	COP	5,060,000	1,375
8.125%, 05/21/2024	$	1,127	1,300
7.750%, 04/14/2021	COP	3,331,000	841
7.375%, 09/18/2037	$	749	932
6.125%, 01/18/2041		1,584	1,821
5.625%, 02/26/2044		132	145
5.200%, 05/15/2049		1,924	2,017
5.000%, 06/15/2045		2,365	2,424
4.500%, 01/28/2026		1,468	1,486
4.500%, 03/15/2029		240	246
4.375%, 03/21/2023	COP	2,871,000	677
4.000%, 02/26/2024	$	965	977
3.875%, 04/25/2027		1,037	1,021

			60,334

Costa Rica — 0.5%
Costa Rica Government International Bond
7.158%, 03/12/2045		2,468	1,974
7.158%, 03/12/2045		912	730
7.158%, 03/12/2045 (A)		387	310
7.000%, 04/04/2044		1,208	967
7.000%, 04/04/2044		230	184
6.125%, 02/19/2031		1,557	1,316
4.375%, 04/30/2025 (B)		662	544
4.250%, 01/26/2023		870	776
Instituto Costarricense de Electricidad
6.375%, 05/15/2043		250	152

			6,953

Croatia — 0.1%
Croatia Government International Bond
6.625%, 07/14/2020		258	259
2.750%, 01/27/2030	EUR	839	967

			1,226

Czech Republic — 1.5%
Czech Republic Government Bond
4.200%, 12/04/2036	CZK	16,120	873
2.750%, 07/23/2029		103,930	4,536
2.500%, 08/25/2028		41,920	1,804
2.400%, 09/17/2025		144,900	6,102
2.000%, 10/13/2033		44,060	1,801
1.000%, 06/26/2026		16,430	640

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
0.950%, 05/15/2030	CZK	122,330	$4,576

			20,332

Dominican Republic — 1.3%
Dominican Republic International Bond
11.250%, 02/05/2027	DOP	14,500	282
8.900%, 02/15/2023 (A)		43,400	733
7.450%, 04/30/2044 (A)	$	687	666
6.850%, 01/27/2045		1,151	1,056
6.850%, 01/27/2045 (A)		479	440
6.600%, 01/28/2024		656	643
6.500%, 02/15/2048		3,120	2,746
6.400%, 06/05/2049		1,750	1,540
6.000%, 07/19/2028		516	485
5.950%, 01/25/2027		638	603
5.875%, 04/18/2024 (A)		71	70
5.875%, 01/30/2060 (A)		3,241	2,714
5.875%, 01/30/2060		1,742	1,459
5.500%, 01/27/2025		949	911
4.500%, 01/30/2030 (A)		3,240	2,819

			17,167

Ecuador — 0.6%
Ecuador Government International Bond
10.750%, 03/28/2022		3,286	1,015
10.750%, 01/31/2029 (A)		4,412	1,246
10.750%, 01/31/2029 (A)		2,792	789
10.750%, 01/31/2029		1,375	389
9.650%, 12/13/2026 (A)		206	54
9.650%, 12/13/2026		200	52
9.625%, 06/02/2027		777	210
9.500%, 03/27/2030		3,384	998
9.500%, 03/27/2030 (A)		1,489	439
8.875%, 10/23/2027		4,497	1,130
8.875%, 10/23/2027 (A)		245	61
7.950%, 06/20/2024		1,283	359
7.875%, 03/27/2025		943	265
7.875%, 01/23/2028 (A)		1,386	380
7.875%, 01/23/2028		2,771	760

			8,147

Egypt — 2.6%
Egypt Government Bond
14.217%, 10/15/2026	EGP	22,322	1,431
Egypt Government International Bond
18.000%, 11/06/2028		30,307	2,308
17.700%, 08/07/2025		29,457	2,129
16.300%, 04/09/2024		15,034	1,023
16.100%, 05/07/2029		14,920	1,051
15.900%, 07/02/2024		19,208	1,295
14.800%, 01/30/2023		65,021	4,212
8.700%, 03/01/2049 (A)	$	529	437
7.903%, 02/21/2048		2,191	1,763
7.903%, 02/21/2048 (A)		421	339

44	SEI Institutional International Trust / Semi-Annual Report / March 31, 2020

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.577%, 02/21/2023 (A)	$	741	$685
Egypt Government International Bond MTN
8.500%, 01/31/2047		4,772	3,898
8.500%, 01/31/2047 (A)		147	120
8.150%, 11/20/2059 (A)		789	639
8.150%, 11/20/2059		515	417
7.053%, 01/15/2032		4,054	3,276
6.375%, 04/11/2031	EUR	1,030	890
6.375%, 04/11/2031 (A)		2,354	2,035
6.125%, 01/31/2022 (A)	$	865	830
5.625%, 04/16/2030 (A)	EUR	2,155	1,798
5.625%, 04/16/2030		3,322	2,771
4.750%, 04/11/2025		457	436
4.750%, 04/16/2026		1,269	1,193

			34,976

El Salvador — 0.4%
El Salvador Government International Bond
8.250%, 04/10/2032 (A)	$	326	297
Republic of El Salvador
8.625%, 02/28/2029 (B)		1,237	1,200
8.250%, 04/10/2032		700	637
7.750%, 01/24/2023		1,690	1,639
7.650%, 06/15/2035		499	424
7.625%, 02/01/2041		327	268
7.125%, 01/20/2050		640	493
5.875%, 01/30/2025		903	792

			5,750

Gabon — 0.1%
Gabon Government International Bond
6.625%, 02/06/2031		603	370
6.625%, 02/06/2031 (A)		536	329
Gabonese Republic
6.950%, 06/16/2025 (A)		465	309

			1,008

Georgia — 0.0%
Republic of Georgia
6.875%, 04/12/2021 (A)		66	66

Ghana — 1.1%
Ghana Government International Bond
24.750%, 07/19/2021	GHS	–	–
19.750%, 03/25/2024		5,311	866
19.000%, 11/02/2026		11,055	1,704
10.750%, 10/14/2030		$4,126	4,259
8.950%, 03/26/2051 (A)		2,294	1,607
8.750%, 03/11/2061 (A)		1,113	772
8.750%, 03/11/2061		233	161
8.627%, 06/16/2049 (A)		593	413
7.875%, 03/26/2027		899	663
7.875%, 03/26/2027 (A)		771	569
7.875%, 02/11/2035 (A)		1,897	1,335

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.875%, 02/11/2035	$	285	$201
6.375%, 02/11/2027 (A)		2,040	1,494
Kosmos Energy
7.125%, 04/04/2026 (A)		190	102
Republic of Ghana
8.125%, 01/18/2026 (A)		83	65
Tullow Oil
7.000%, 03/01/2025 (A)		1,016	254

			14,465

Guatemala — 0.1%
Comunicaciones Celulares Via Comcel Trust
6.875%, 02/06/2024 (A)		390	378
Guatemala Government Bond
4.900%, 06/01/2030		1,292	1,237

			1,615

Honduras — 0.0%
Honduras Government International Bond
6.250%, 01/19/2027		326	284
6.250%, 01/19/2027 (B)		–	–

			284

Hong Kong — 0.1%
NWD
4.125%, 07/18/2029		757	744

Hungary — 1.8%
Hungary Government Bond
6.750%, 10/22/2028	HUF	489,630	1,947
6.375%, 03/29/2021	$	2,228	2,310
5.500%, 06/24/2025	HUF	648,990	2,345
5.375%, 03/25/2024	$	1	1
3.000%, 06/26/2024	HUF	666,660	2,154
3.000%, 10/27/2027		2,224,390	7,136
3.000%, 08/21/2030		609,200	1,892
2.750%, 12/22/2026		1,072,960	3,429
2.500%, 10/24/2024		827,300	2,618

			23,832

India — 0.2%
Adani Electricity Mumbai
3.949%, 02/12/2030 (A)	$	540	442
Export-Import Bank of India MTN
3.250%, 01/15/2030 (A)		1,060	931
Network i2i
5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.277% (A)(F)		324	261
Power Finance MTN
3.950%, 04/23/2030 (A)		569	478
Vedanta Resources
8.250%, 06/07/2021		820	377

			2,489

SEI Institutional International Trust / Semi-Annual Report / March 31, 2020	45

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Indonesia — 6.8%
Indonesia Asahan Aluminium Persero
6.757%, 11/15/2048	$	257	$273
5.710%, 11/15/2023 (A)		618	632
Indonesia Government International Bond
9.000%, 03/15/2029	IDR	61,750,000	3,986
8.750%, 05/15/2031		60,779,000	3,796
8.500%, 10/12/2035	$	2,024	2,901
8.375%, 03/15/2024	IDR	60,173,000	3,836
8.375%, 03/15/2034		142,065,000	8,623
8.375%, 04/15/2039		99,230,000	6,073
8.250%, 05/15/2029		61,031,000	3,796
8.250%, 06/15/2032		12,030,000	722
8.250%, 05/15/2036		72,516,000	4,321
8.125%, 05/15/2024		76,235,000	4,813
7.750%, 01/17/2038	$	1,797	2,484
7.500%, 08/15/2032	IDR	26,770,000	1,514
7.500%, 05/15/2038		76,662,000	4,254
7.000%, 05/15/2022		40,233,000	2,510
7.000%, 05/15/2027		63,129,000	3,685
6.625%, 05/15/2033		24,323,000	1,280
6.125%, 05/15/2028		9,066,000	489
5.625%, 05/15/2023		3,267,000	194
5.250%, 01/08/2047 (A)	$	170	188
4.750%, 02/11/2029		985	1,066
4.350%, 01/08/2027 (A)		655	676
3.500%, 01/11/2028		1,526	1,500
2.850%, 02/14/2030 (B)		287	278
1.400%, 10/30/2031	EUR	300	284
0.900%, 02/14/2027		428	411
Indonesia Government International Bond MTN
5.250%, 01/17/2042	$	3,120	3,554
5.125%, 01/15/2045		410	457
4.750%, 01/08/2026		1,433	1,517
4.625%, 04/15/2043		1,228	1,304
4.125%, 01/15/2025		1,600	1,643
3.850%, 07/18/2027		1,420	1,430
Indonesia Treasury Bond
7.500%, 06/15/2035	IDR	30,000,000	1,722
7.000%, 09/15/2030		12,216,000	700
6.500%, 06/15/2025		60,000,000	3,565
JPMorgan Chase Bank MTN (A)
8.375%, 04/19/2039		101,000	6
7.500%, 06/15/2035		41,500,000	2,383
Medco Bell Pte
6.375%, 01/30/2027 (A)	$	466	270
Pertamina Persero MTN
6.450%, 05/30/2044		789	860
4.700%, 07/30/2049 (A)		244	227
4.150%, 02/25/2060 (A)		1,089	897
3.650%, 07/30/2029 (A)(B)		1,643	1,511

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Perusahaan Listrik Negara
1.875%, 11/05/2031 (A)	EUR	691	$690
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (A)	$	657	710
6.150%, 05/21/2048		250	270
4.375%, 02/05/2050 (A)		265	236
Perusahaan Penerbit SBSN Indonesia III
4.325%, 05/28/2025		2,135	2,148

			90,685

Iraq — 0.1%
Iraq International Bond
5.800%, 01/15/2028		879	668

Israel — 0.7%
Bank Leumi Le-Israel
3.275%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.631%, 01/29/2031 (A)		1,457	1,354
State of Israel
4.500%, 04/03/2120		1,840	1,840
3.875%, 07/03/2050		3,174	3,174
2.750%, 07/03/2030		2,886	2,886
2.500%, 01/15/2030		463	466

			9,720

Ivory Coast — 0.8%
Ivory Coast Government International Bond
6.875%, 10/17/2040	EUR	2,322	2,172
6.625%, 03/22/2048 (B)		1,552	1,438
6.625%, 03/22/2048		271	251
6.375%, 03/03/2028 (A)	$	139	127
6.125%, 06/15/2033		646	562
5.875%, 10/17/2031	EUR	1,379	1,290
5.875%, 10/17/2031 (A)		2,429	2,272
5.750%, 12/31/2032	$	1,317	1,182
5.750%, 12/31/2032		490	440
5.250%, 03/22/2030	EUR	1,278	1,199
5.125%, 06/15/2025		371	389

			11,322

Jamaica — 0.2%
Government of Jamaica
7.875%, 07/28/2045	$	2,228	2,384

Jordan — 0.1%
Jordan Government International Bond
7.375%, 10/10/2047 (A)		1,629	1,364
7.375%, 10/10/2047		693	581

			1,945

Kazakhstan — 1.3%
Development Bank of Kazakhstan
4.125%, 12/10/2022		770	755

46	SEI Institutional International Trust / Semi-Annual Report / March 31, 2020

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Kazakhstan Government International Bond
4.875%, 10/14/2044	$	764	$859
Kazakhstan Government International Bond MTN
6.500%, 07/21/2045		330	430
KazMunayGas National JSC
6.375%, 10/24/2048 (A)		2,522	2,497
5.750%, 04/19/2047 (A)		3,012	2,987
5.750%, 04/19/2047		63	62
5.375%, 04/24/2030 (A)		1,834	1,797
5.375%, 04/24/2030		2,560	2,509
4.750%, 04/24/2025 (A)		732	729
3.875%, 04/19/2022		2,577	2,475
KazTransGas JSC
4.375%, 09/26/2027		2,251	2,018
4.375%, 09/26/2027 (A)		932	836

			17,954

Kenya — 0.5%
Kenya Government International Bond
8.250%, 02/28/2048		660	605
8.250%, 02/28/2048 (A)		654	599
8.000%, 05/22/2032		1,872	1,717
8.000%, 05/22/2032 (A)		728	668
7.250%, 02/28/2028 (A)		842	778
7.000%, 05/22/2027 (B)		1,250	1,150
7.000%, 05/22/2027 (A)		671	617
6.875%, 06/24/2024		473	449
6.875%, 06/24/2024 (A)		289	274

			6,857

Kuwait — 0.1%
Kuwait International Government Bond
3.500%, 03/20/2027		218	226
2.750%, 03/20/2022		645	649
NBK Tier 1 Financing 2
4.500%, VAR USD Swap Semi 30/360 6 Yr Curr+2.832% (A)(F)		513	482

			1,357

Lebanon — 0.2%
Lebanon Government International Bond
8.250%, 05/17/2034 (G)		3,822	612
8.200%, 05/17/2033 (G)		2,700	433
6.650%, 04/22/2024 (G)		2,250	405
6.000%, 01/27/2023 (G)		560	104
Lebanon Government International Bond MTN
8.250%, 04/12/2021 (G)		1,073	198
7.000%, 03/20/2028 (G)		2,432	390
6.650%, 02/26/2030 (G)		1,225	221
6.600%, 11/27/2026 (G)		588	106
6.400%, 05/26/2023 (G)		1,555	286
6.100%, 10/04/2022 (G)		1,573	283

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.100%, 10/04/2022 (G)	$	569	$102

			3,140

Luxembourg — 0.1%
Ecuador Social Bond Sarl
2.866%, 01/30/2035 (A)(E)		1,819	455
Millicom International Cellular
6.250%, 03/25/2029 (A)		449	402

			857

Malaysia — 4.6%
1MDB Energy
5.990%, 05/11/2022		2,000	2,007
1MDB Global Investments
4.400%, 03/09/2023		1,000	865
4.400%, 03/09/2023		6,200	5,363
Malaysia Government Bond
5.248%, 09/15/2028	MYR	1,050	273
4.935%, 09/30/2043		2,200	566
4.921%, 07/06/2048		1,768	459
4.893%, 06/08/2038		800	206
4.642%, 11/07/2033		1,700	429
4.392%, 04/15/2026		3,480	855
4.232%, 06/30/2031		6,200	1,500
4.181%, 07/15/2024		4,186	1,012
4.160%, 07/15/2021		4,917	1,161
4.059%, 09/30/2024		8,000	1,930
3.955%, 09/15/2025		21,783	5,244
3.906%, 07/15/2026		16,152	3,869
3.899%, 11/16/2027		2,500	597
3.889%, 07/31/2020		2,796	650
3.885%, 08/15/2029		24,833	5,985
3.882%, 03/10/2022		5,848	1,382
3.828%, 07/05/2034		120	28
3.800%, 08/17/2023		30,074	7,168
3.795%, 09/30/2022		3,200	758
3.757%, 04/20/2023		13,915	3,300
3.757%, 05/22/2040		1,500	333
3.733%, 06/15/2028		12,719	2,997
3.620%, 11/30/2021		18,334	4,308
3.502%, 05/31/2027		1,050	247
3.480%, 03/15/2023		2,858	674
3.478%, 06/14/2024		6,160	1,454
3.418%, 08/15/2022		10,450	2,440
Malaysia Government Investment Issue
4.369%, 10/31/2028		1,200	294
4.070%, 09/30/2026		6,500	1,569
Malaysia Sukuk Global
3.179%, 04/27/2026	$	1,777	1,845

			61,768

SEI Institutional International Trust / Semi-Annual Report / March 31, 2020	47

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Mauritius — 0.0%
Liquid Telecommunications Financing
8.500%, 07/13/2022 (A)	$	836	$610

Mexico — 7.8%
America Movil
7.125%, 12/09/2024	MXN	18,110	739
Axtel
6.375%, 11/14/2024 (A)	$	713	589
Banco Mercantil del Norte (A)(F)
7.500%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.470%		476	362
6.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.967%		609	464
Banco Nacional de Comercio Exterior SNC
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026 (A)		1,015	917
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026		844	762
Cemex
7.750%, 04/16/2026		670	603
5.450%, 11/19/2029 (A)		750	612
Cometa Energia
6.375%, 04/24/2035 (A)		688	623
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	39,785	1,572
5.750%, 02/14/2042 (A)	$	500	465
4.750%, 02/23/2027 (A)		458	424
Industrias Penoles
5.650%, 09/12/2049 (A)		359	314
Mexican Bonos
8.000%, 11/07/2047	MXN	60,700	2,584
7.750%, 11/23/2034		39,185	1,703
7.750%, 11/13/2042		94,898	3,953
7.500%, 06/03/2027		212,568	9,209
6.500%, 06/09/2022		12,008	513
5.750%, 03/05/2026		87,650	3,530
Mexican Bonos, Ser M20
10.000%, 12/05/2024		318,932	15,362
8.500%, 05/31/2029		53,545	2,463
8.000%, 12/07/2023		19,699	881
7.750%, 05/29/2031		151,863	6,637
Mexican Bonos, Ser M30
8.500%, 11/18/2038		65,591	2,955
Mexican Udibonos
4.000%, 11/15/2040		37,716	1,668
4.000%, 11/03/2050		40,013	1,782
Mexico City Airport Trust
5.500%, 07/31/2047 (A)	$	715	583

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Mexico Government International Bond
4.500%, 04/22/2029	$	2,486	$2,548
3.250%, 04/16/2030		2,640	2,482
Mexico Government International Bond MTN
5.750%, 10/12/2110		3,176	3,291
4.750%, 03/08/2044		386	388
Minera Mexico
4.500%, 01/26/2050 (A)		627	525
Petroleos Mexicanos
9.500%, 09/15/2027		169	146
7.690%, 01/23/2050 (A)		5,158	3,559
7.470%, 11/12/2026	MXN	175,079	5,646
7.190%, 09/12/2024		108,672	3,683
6.950%, 01/28/2060	$	338	226
6.950%, 01/28/2060 (A)		9,965	6,677
6.840%, 01/23/2030 (A)		2,571	1,860
6.625%, 06/15/2035		3,100	2,125
6.500%, 03/13/2027		709	523
6.500%, 01/23/2029 (A)		785	567
6.500%, 01/23/2029		2,295	1,658
6.350%, 02/12/2048 (A)		742	464
6.350%, 02/12/2048		678	424
5.950%, 01/28/2031 (A)		1,869	1,296
5.625%, 01/23/2046		468	290
5.350%, 02/12/2028 (A)		1,079	753
4.500%, 01/23/2026		2,720	1,981
Petroleos Mexicanos MTN
6.750%, 09/21/2047		553	360
4.875%, 02/21/2028	EUR	755	596

			104,337

Mongolia — 0.4%
Development Bank of Mongolia
7.250%, 10/23/2023 (A)	$	784	659
Mongolia Government International Bond
5.625%, 05/01/2023		2,087	1,857
Mongolia Government International Bond MTN
8.750%, 03/09/2024		1,951	1,853
Trade & Development Bank of Mongolia MTN
9.375%, 05/19/2020 (A)		355	337
9.375%, 05/19/2020		350	333

			5,039

Morocco — 0.1%
Morocco Government International Bond
1.500%, 11/27/2031	EUR	1,121	1,082

Mozambique — 0.2%
Mozambique International Bond
5.000%, 09/15/2031 (A)	$	3,120	2,341

48	SEI Institutional International Trust / Semi-Annual Report / March 31, 2020

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Namibia — 0.0%
Namibia International Bonds
5.250%, 10/29/2025	$	379	$325

Netherlands — 0.0%
Minejesa Capital BV
5.625%, 08/10/2037 (A)		96	84

Nigeria — 0.9%
IHS Netherlands Holdco
8.000%, 09/18/2027 (A)		510	418
Nigeria Government International Bond
9.248%, 01/21/2049		912	642
8.747%, 01/21/2031		1,719	1,234
8.747%, 01/21/2031 (A)		1,582	1,136
7.875%, 02/16/2032 (A)		2,110	1,477
7.875%, 02/16/2032		1,803	1,262
7.696%, 02/23/2038 (B)		4,684	3,148
7.696%, 02/23/2038 (A)		601	404
7.143%, 02/23/2030 (A)		1,324	914
Nigeria Government International Bond MTN
6.500%, 11/28/2027 (A)(B)		2,480	1,710
6.500%, 11/28/2027		230	159

			12,504

Oman — 0.7%
Oman Government International Bond
6.750%, 01/17/2048		4,256	2,809
6.750%, 01/17/2048 (A)		808	533
6.500%, 03/08/2047		957	625
6.500%, 03/08/2047 (A)		482	315
5.625%, 01/17/2028 (A)		1,357	970
4.750%, 06/15/2026		900	643
3.625%, 06/15/2021		1,326	1,220
Oman Government International Bond MTN (A)
6.000%, 08/01/2029		1,091	782
4.875%, 02/01/2025		1,274	990

			8,887

Pakistan — 0.2%
Pakistan Government International Bond
8.250%, 09/30/2025 (B)		1,000	872
8.250%, 09/30/2025 (A)		714	622
7.875%, 03/31/2036 (B)		200	173
6.875%, 12/05/2027		1,578	1,305

			2,972

Panama — 0.8%
Aeropuerto Internacional de Tocumen
6.000%, 11/18/2048 (A)		672	726
5.625%, 05/18/2036		555	566
Cable Onda
4.500%, 01/30/2030 (A)		208	183

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Empresa de Transmision Electrica
5.125%, 05/02/2049 (A)	$	635	$635
Republic of Panama
9.375%, 04/01/2029		1,004	1,422
8.125%, 04/28/2034		478	633
4.500%, 04/01/2056		4,248	4,599
3.160%, 01/23/2030		2,099	2,099

			10,863

Papua New Guinea — 0.3%
Papua New Guinea Government International Bond
8.375%, 10/04/2028		531	472
8.375%, 10/04/2028 (A)		3,374	3,003

			3,475

Paraguay — 0.2%
Paraguay Government International Bond
6.100%, 08/11/2044		1,010	1,060
5.400%, 03/30/2050		571	571
5.000%, 04/15/2026		885	894
5.000%, 04/15/2026		385	389

			2,914

Peru — 3.5%
Abengoa Transmision Sur
6.875%, 04/30/2043 (A)		267	343
Fondo MIVIVIENDA
7.000%, 02/14/2024 (A)	PEN	3,704	1,147
Inkia Energy
5.875%, 11/09/2027 (A)	$	359	315
Kallpa Generacion
4.125%, 08/16/2027 (A)		723	650
Lima Metro Line 2 Finance
4.350%, 04/05/2036 (A)		1,486	1,401
Peru Government Bond
5.350%, 08/12/2040 (A)	PEN	708	197
Peru LNG Srl
5.375%, 03/22/2030 (A)	$	754	452
Peruvian Government International Bond
8.200%, 08/12/2026	PEN	9,942	3,595
8.200%, 08/12/2026		963	348
8.200%, 08/12/2026		8,208	2,968
6.950%, 08/12/2031		25,774	8,541
6.950%, 08/12/2031		154	51
6.900%, 08/12/2037		7,121	2,367
6.900%, 08/12/2037		2,480	824
6.850%, 02/12/2042		613	199
6.550%, 03/14/2037	$	309	449
6.350%, 08/12/2028	PEN	1,570	505
6.350%, 08/12/2028		5,940	1,910
6.350%, 08/12/2028		346	111
6.350%, 08/12/2028 (A)		1,465	471
6.150%, 08/12/2032 (A)		21,790	6,761

SEI Institutional International Trust / Semi-Annual Report / March 31, 2020	49

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.940%, 02/12/2029 (A)	PEN	367	$115
5.700%, 08/12/2024 (A)		4,932	1,626
5.625%, 11/18/2050 (B)	$	158	235
5.400%, 08/12/2034 (A)	PEN	4,002	1,152
5.350%, 08/12/2040		7,330	2,042
2.844%, 06/20/2030	$	2,867	3,028
Petroleos del Peru
5.625%, 06/19/2047		2,272	2,059
5.625%, 06/19/2047 (A)		366	332
4.750%, 06/19/2032		1,843	1,677
4.750%, 06/19/2032 (A)		1,201	1,093

			46,964

Philippines — 0.3%
Philippine Government International Bond
4.000%, 01/15/2021		232	234
3.900%, 11/26/2022	PHP	45,000	880
3.750%, 01/14/2029	$	1,872	2,071
3.700%, 02/02/2042		702	770

			3,955

Poland — 2.7%
Republic of Poland Government Bond
5.000%, 03/23/2022		2,784	2,964
2.750%, 04/25/2028	PLN	21,486	5,551
2.750%, 10/25/2029		17,794	4,676
2.500%, 01/25/2023		16,804	4,220
2.500%, 04/25/2024		6,060	1,539
2.500%, 07/25/2026		26,843	6,856
2.500%, 07/25/2027		13,716	3,500
2.250%, 04/25/2022		13,055	3,228
2.000%, 04/25/2021		912	222
1.750%, 07/25/2021		5,000	1,219
1.555%, 07/25/2020 (E)		10,140	2,434

			36,409

Qatar — 1.1%
Qatar Government International Bond
5.750%, 01/20/2042 (A)	$	574	739
5.103%, 04/23/2048		782	948
5.103%, 04/23/2048 (A)		694	842
4.817%, 03/14/2049 (A)		795	937
4.817%, 03/14/2049		5,681	6,691
4.000%, 03/14/2029		1,904	2,036
4.000%, 03/14/2029 (A)		2,833	3,029

			15,222

Romania — 1.6%
Government of Romania
5.850%, 04/26/2023	RON	1,720	412
Romania Government Bond
4.850%, 04/22/2026		13,365	3,109
4.400%, 09/25/2023		7,500	1,725

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Romanian Government International Bond
5.800%, 07/26/2027	RON	3,950	$970
5.125%, 06/15/2048	$	838	863
5.000%, 02/12/2029	RON	9,575	2,189
4.500%, 06/17/2024		14,875	3,416
4.250%, 06/28/2023		2,730	624
4.000%, 10/27/2021		10,545	2,407
Romanian Government International Bond MTN
4.625%, 04/03/2049	EUR	278	322
4.125%, 03/11/2039		1,908	2,088
3.875%, 10/29/2035		330	375
3.375%, 02/08/2038		973	1,020
3.375%, 01/28/2050		1,660	1,624
2.124%, 07/16/2031		158	159
2.000%, 01/28/2032		380	373

			21,676

Russia — 6.7%
Gazprom OAO Via Gaz Capital
5.150%, 02/11/2026 (A)	$	2,673	2,792
Gtlk Europe Capital DAC
4.650%, 03/10/2027		596	515
GTLK Europe Capital DAC
4.949%, 02/18/2026		968	881
GTLK Europe DAC
5.950%, 07/19/2021		470	462
Rusal Capital DAC
5.125%, 02/02/2022		860	802
Russian Federal Bond - OFZ
8.500%, 09/17/2031	RUB	176,982	2,591
8.150%, 02/03/2027		827,610	11,544
7.950%, 10/07/2026		688,722	9,447
7.750%, 09/16/2026		68,909	937
7.700%, 03/23/2033		582,650	8,076
7.700%, 03/16/2039		21,712	303
7.650%, 04/10/2030		49,309	676
7.250%, 05/10/2034		690,546	9,235
7.100%, 10/16/2024		170,937	2,237
7.050%, 01/19/2028		953,320	12,516
7.000%, 08/16/2023		384,668	5,010
6.900%, 05/23/2029 (B)		334,404	4,359
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030	$	2	2
5.875%, 09/16/2043		2,200	2,728
5.250%, 06/23/2047 (B)		1,000	1,210
5.100%, 03/28/2035 (A)		600	693
5.100%, 03/28/2035 (B)		–	–
4.750%, 05/27/2026 (B)		–	–
4.375%, 03/21/2029 (B)		8,600	9,185
4.250%, 06/23/2027		800	837
SCF Capital Designated Activity
5.375%, 06/16/2023 (A)		729	731

50	SEI Institutional International Trust / Semi-Annual Report / March 31, 2020

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020	$	1,310	$1,308
6.800%, 11/22/2025		580	613
6.800%, 11/22/2025 (A)		150	159

			89,849

Saudi Arabia — 1.2%
Acwa Power Management And Investments One
5.950%, 12/15/2039 (A)		1,742	1,568
Saudi Arabian Oil MTN
4.250%, 04/16/2039		1,330	1,317
4.250%, 04/16/2039 (A)		2,330	2,307
2.875%, 04/16/2024		660	641
Saudi Government International Bond
5.250%, 01/16/2050 (A)(B)		326	365
Saudi Government International Bond MTN
5.000%, 04/17/2049 (A)		1,013	1,093
5.000%, 04/17/2049		803	867
4.500%, 10/26/2046 (A)		958	970
4.500%, 10/26/2046		580	588
3.750%, 01/21/2055 (A)		3,525	3,245
2.750%, 02/03/2032 (A)		2,850	2,622

			15,583

Senegal — 0.2%
Senegal Government International Bond
6.750%, 03/13/2048		460	377
6.250%, 07/30/2024 (B)		877	820
6.250%, 05/23/2033 (A)		151	135
4.750%, 03/13/2028	EUR	1,135	1,122

			2,454

Serbia — 0.9%
Republic of Serbia
7.250%, 09/28/2021	$	697	728
7.250%, 09/28/2021 (A)		200	209
Serbia International Bond
1.500%, 06/26/2029	EUR	3,154	3,158
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	203,510	2,277
4.500%, 01/11/2026		211,800	2,162
4.500%, 08/20/2032		177,880	1,836
3.750%, 01/17/2022		159,400	1,521

			11,891

South Africa — 4.0%
Eskom Holdings SOC
7.125%, 02/11/2025 (A)	$	2,085	1,500
7.125%, 02/11/2025		1,430	1,029
5.750%, 01/26/2021		665	562
5.750%, 01/26/2021 (A)		298	252
Eskom Holdings SOC MTN
8.450%, 08/10/2028 (A)(B)		471	327

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.500%, 09/15/2033	ZAR	35,200	$1,260
6.750%, 08/06/2023 (B)	$	1,556	1,156
6.750%, 08/06/2023 (A)(B)		1,329	987
6.350%, 08/10/2028 (A)		322	274
Republic of South Africa
10.500%, 12/21/2026	ZAR	201,057	11,486
9.000%, 01/31/2040		83,611	3,679
8.875%, 02/28/2035		47,614	2,141
8.750%, 01/31/2044		76,319	3,230
8.750%, 02/28/2048		152,378	6,395
8.500%, 01/31/2037		112,001	4,740
8.000%, 01/31/2030		7,409	340
7.000%, 02/28/2031		51,041	2,102
6.500%, 02/28/2041		16,423	546
6.300%, 06/22/2048 (B)	$	964	766
6.250%, 03/31/2036	ZAR	68,414	2,329
5.875%, 09/16/2025 (B)	$	1,460	1,400
5.875%, 06/22/2030		1,402	1,220
5.750%, 09/30/2049		3,787	2,746
5.650%, 09/27/2047		386	285
5.000%, 10/12/2046		357	246
4.875%, 04/14/2026		300	267
4.850%, 09/27/2027		420	368
4.850%, 09/30/2029		1,675	1,371
SASOL Financing USA
5.875%, 03/27/2024		442	186
Transnet SOC MTN
9.500%, 05/13/2021 (A)	ZAR	6,760	383

			53,573

South Korea — 0.3%
Export-Import Bank of Korea MTN
8.400%, 11/30/2021	IDR	22,400,000	1,389
7.250%, 12/07/2024		700,000	42
Korea International Bond
2.500%, 06/19/2029	$	1,183	1,243
2.000%, 06/19/2024		1,026	1,051

			3,725

Spain — 0.1%
AI Candelaria Spain SLU
7.500%, 12/15/2028 (A)		975	724

Sri Lanka — 0.9%
Sri Lanka Government International Bond
7.850%, 03/14/2029		1,598	927
7.550%, 03/28/2030		839	462
6.850%, 03/14/2024		512	323
6.850%, 11/03/2025		1,339	790
6.825%, 07/18/2026 (A)		1,584	935
6.825%, 07/18/2026		500	295
6.750%, 04/18/2028 (A)		5,224	3,030
6.750%, 04/18/2028		1,052	610

SEI Institutional International Trust / Semi-Annual Report / March 31, 2020	51

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.350%, 06/28/2024 (A)	$	1,294	$776
6.250%, 07/27/2021		1,834	1,210
6.200%, 05/11/2027		1,262	732
5.875%, 07/25/2022 (A)		308	203
5.750%, 04/18/2023 (A)		1,031	701
5.750%, 04/18/2023		995	677

			11,671

Supra-National — 0.5%
African Export-Import Bank MTN
3.994%, 09/21/2029 (A)		363	342
Banque Ouest Africaine de Developpement (A)
5.000%, 07/27/2027		865	811
4.700%, 10/22/2031		683	621
European Bank for Reconstruction & Development MTN
9.250%, 12/02/2020	IDR	9,210,000	567
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	9,200	556
Inter-American Development Bank MTN
7.875%, 03/14/2023	IDR	50,880,000	3,186
International Bank for Reconstruction & Development MTN
7.450%, 08/20/2021		10,914,700	675

			6,758

Thailand — 3.2%
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	120
4.875%, 06/22/2029		4,047	159
3.775%, 06/25/2032		228,074	8,540
3.650%, 06/20/2031		84,500	3,049
3.625%, 06/16/2023		55,000	1,816
3.400%, 06/17/2036		212,056	7,915
3.300%, 06/17/2038		62,930	2,310
2.875%, 12/17/2028		243,342	8,262
2.875%, 06/17/2046		3,431	114
2.550%, 06/26/2020		5,000	153
2.400%, 12/17/2023		88,000	2,817
2.125%, 12/17/2026		52,817	1,698
1.875%, 06/17/2022		20,000	623
1.600%, 12/17/2029		16,631	514
1.600%, 06/17/2035		86,023	2,582
1.450%, 12/17/2024		53,200	1,650

			42,322

Trinidad & Tobago — 0.1%
Trinidad & Tobago Government International Bond
4.375%, 01/16/2024	$	1,553	1,436

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Tunisia — 0.2%
Banque Centrale de Tunisie International Bond
6.375%, 07/15/2026	EUR	472	$420
5.750%, 01/30/2025 (B)	$	646	513
5.625%, 02/17/2024	EUR	1,650	1,489

			2,422

Turkey — 3.5%
Export Credit Bank of Turkey (A)
6.125%, 05/03/2024	$	247	211
5.375%, 10/24/2023		1,033	909
5.000%, 09/23/2021		538	518
Export Credit Bank of Turkey MTN
5.375%, 02/08/2021 (A)		896	882
Hazine Mustesarligi Varlik Kiralama
5.800%, 02/21/2022 (A)		2,770	2,686
Mersin Uluslararasi Liman Isletmeciligi
5.375%, 11/15/2024 (A)		235	212
QNB Finansbank
6.875%, 09/07/2024 (A)		613	567
Republic of Turkey
4.875%, 04/16/2043		1,708	1,187
TC Ziraat Bankasi MTN (A)
5.125%, 05/03/2022		1,063	967
4.750%, 04/29/2021		561	539
Turkey Government International Bond
16.200%, 06/14/2023	TRY	20,814	3,466
12.200%, 01/18/2023		10,717	1,622
11.000%, 03/02/2022		28,809	4,297
10.700%, 02/17/2021		3,800	576
10.700%, 08/17/2022		21,356	3,143
9.500%, 01/12/2022		8,243	1,204
9.200%, 09/22/2021		5,522	817
8.500%, 09/14/2022		3,864	543
7.625%, 04/26/2029	$	1,443	1,375
7.250%, 12/23/2023		1,717	1,678
7.100%, 03/08/2023	TRY	37,884	5,030
6.875%, 03/17/2036	$	1,757	1,550
6.125%, 10/24/2028		1,172	1,031
6.000%, 01/14/2041		308	241
5.750%, 03/22/2024		683	636
5.750%, 05/11/2047		1,506	1,107
5.250%, 03/13/2030		4,535	3,668
5.125%, 02/17/2028		242	203
4.875%, 10/09/2026 (B)		1,017	859
4.250%, 03/13/2025		2,902	2,479
4.250%, 04/14/2026		338	281
3.000%, 08/02/2023	TRY	10,722	1,667
Turkiye Garanti Bankasi
6.125%, VAR USD Swap Semi 30/360 5 Yr Curr+4.220%, 05/24/2027 (A)	$	656	522

52	SEI Institutional International Trust / Semi-Annual Report / March 31, 2020

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Turkiye Sise ve Cam Fabrikalari
6.950%, 03/14/2026		$500	$455
Yapi ve Kredi Bankasi MTN
5.850%, 06/21/2024 (A)(B)		429	379

			47,507

Ukraine — 3.4%
Government of Ukraine
7.750%, 09/01/2023		905	846
Metinvest BV
8.500%, 04/23/2026		702	493
7.750%, 10/17/2029 (A)(B)		1,524	1,014
MHP Lux
6.250%, 09/19/2029 (A)		353	275
NAK Naftogaz Ukraine via Kondor Finance
7.625%, 11/08/2026 (A)		1,880	1,523
7.125%, 07/19/2024	EUR	720	648
Ukraine Government International Bond
17.000%, 05/11/2022	UAH	71,848	2,429
16.000%, 08/11/2021		148,624	5,072
15.840%, 02/26/2025		66,553	2,075
15.700%, 01/20/2021 (A)		48,000	1,672
9.750%, 11/01/2028		$4,017	3,899
8.994%, 02/01/2024		1,687	1,559
8.994%, 02/01/2024 (A)		155	143
7.750%, 09/01/2020		656	641
7.750%, 09/01/2021		1,448	1,390
7.750%, 09/01/2022		1,030	973
7.750%, 09/01/2023 (A)		266	249
7.750%, 09/01/2025		200	181
7.750%, 09/01/2025 (A)		1,361	1,235
7.750%, 09/01/2026		5,681	5,212
7.750%, 09/01/2026 (A)		1,008	925
7.750%, 09/01/2027		624	570
7.750%, 09/01/2027 (A)		1,485	1,356
7.375%, 09/25/2032		2,869	2,596
7.375%, 09/25/2032 (A)		564	511
6.750%, 06/20/2026 (A)	EUR	751	729
6.750%, 06/20/2026		939	911
4.375%, 01/27/2030 (A)		1,094	960
3.304%, 05/31/2040 (A)(C)		$2,206	1,605
0.000%, 05/31/2040 (C)		5,133	3,735
Ukreximbank Via Biz Finance
9.625%, 04/27/2022 (A)		713	659

			46,086

United Arab Emirates — 1.4%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/2047		1,064	1,060
4.600%, 11/02/2047 (A)		3,268	3,255
3.650%, 11/02/2029 (A)		1,994	1,950
Abu Dhabi Government International Bond
4.125%, 10/11/2047 (A)		824	892

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.125%, 09/30/2049 (A)		$3,256	$3,028
3.125%, 09/30/2049		400	372
2.500%, 09/30/2029 (A)		2,193	2,130
DP World MTN (A)
6.850%, 07/02/2037 (B)		432	407
5.625%, 09/25/2048		1,556	1,299
4.700%, 09/30/2049		282	217
Emirate of Dubai Government International Bonds MTN
5.250%, 01/30/2043		490	455
MDC-GMTN BV MTN
4.500%, 11/07/2028 (A)		1,346	1,416
4.500%, 11/07/2028		1,225	1,288
MDGH - GMTN BV MTN
3.700%, 11/07/2049 (A)		711	658
Sharjah Sukuk Program MTN
3.854%, 04/03/2026		359	354

			18,781

United Kingdom — 0.3%
Standard Chartered Bank MTN (A)
8.375%, 10/18/2039	IDR	20,797,000	1,273
8.250%, 05/17/2029		40,930,000	2,546

			3,819

Uruguay — 1.0%
Republic of Uruguay
5.100%, 06/18/2050		$1,191	1,347
Uruguay Government International Bond
9.875%, 06/20/2022	UYU	42,797	928
8.500%, 03/15/2028		8,397	156
4.975%, 04/20/2055		$961	1,091
4.375%, 10/27/2027		3,536	3,815
4.375%, 01/23/2031		5,085	5,524
4.125%, 11/20/2045		346	353

			13,214

Uzbekistan — 0.1%
Republic of Uzbekistan Bond MTN
5.375%, 02/20/2029		983	964
4.750%, 02/20/2024		632	618

			1,582

Venezuela — 0.3%
Petroleos de Venezuela
9.750%, 05/17/2035 (G)		1,000	60
9.000%, 11/17/2021 (B)(G)		4,300	258
6.000%, 05/16/2024 (G)		10,192	612
6.000%, 05/16/2024 (G)		7,785	467
6.000%, 11/15/2026 (G)		13,215	793
5.500%, 04/12/2037 (G)		1,740	104
5.375%, 04/12/2027 (G)		4,563	274
Venezuela Government International Bond
9.250%, 09/15/2027 (G)		2,300	207

SEI Institutional International Trust / Semi-Annual Report / March 31, 2020	53

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
9.250%, 05/07/2028 (G)	$2,941	$265
8.250%, 10/13/2024 (G)	3,304	297
7.750%, 10/13/2019 (G)	3,976	358

		3,695

Vietnam — 0.0%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029 (A)	692	583

Zambia — 0.2%
First Quantum Minerals (A)
7.500%, 04/01/2025	412	343
6.875%, 03/01/2026	411	330
Zambia Government International Bond
8.500%, 04/14/2024 (A)	1,139	454
5.375%, 09/20/2022	1,695	703
5.375%, 09/20/2022 (A)	794	330

		2,160

Total Global Bonds (Cost $1,489,804) ($ Thousands)		1,252,464

	Shares

AFFILIATED PARTNERSHIP — 3.8%
SEI Liquidity Fund, L.P.
0.760% **†(H)	50,583,929	50,592

Total Affiliated Partnership (Cost $50,584) ($ Thousands)		50,592

Total Investments in Securities — 97.2% (Cost $1,540,388) ($ Thousands)		$1,303,056

	Contracts

PURCHASED OPTION*(I) — 0.0%

Total Purchased Option (Cost $279) ($ Thousands)	26,834,317	$25

A list of the open option contracts held by the Fund at March 31, 2020, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)^	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTION — 0.0%
Call Options
September 2020, USD Call HKD Put*	26,834,317	$279	$7.85	9/19/2020	$25

Total Purchased Option		$279			$25

^Represents cost.

54	SEI Institutional International Trust / Semi-Annual Report / March 31, 2020

A list of the open futures contracts held by the Fund at March 31, 2020, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ Depreciation (Thousands)
Euro-Bund	(86)	Jun-2020	$(16,748)	$(16,279)	$156
Euro-Buxl	(17)	Jun-2020	(4,122)	(3,915)	122
Korea 10-Year Bond	13	Jun-2020	1,406	1,405	(4)
Korea 3-Year Bond	49	Jun-2020	4,392	4,482	(3)
R023 Bond Future	579	May-2020	4,113	3,352	(10)
R186 Bond Future	1,003	May-2020	7,944	5,993	(540)
R2032 Bond Future	506	May-2020	3,184	2,275	(357)
R2035 Bond Future	937	May-2020	6,024	4,307	(672)
R2037 Bond Future	423	May-2020	2,593	1,857	(286)
R2040 Bond Future	474	May-2020	2,989	2,154	(316)
R208 Bond Future	114	May-2020	788	655	10
R213 Bond Future	811	May-2020	4,758	3,409	(521)
U.S. 10-Year Treasury Note	107	Jun-2020	14,283	14,840	557
U.S. Ultra Long Treasury Bond	44	Jun-2020	8,911	9,763	852

			$40,515	$34,298	$(1,012)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2020, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	06/17/20	USD	19,670	CNY	138,139	$(181)
Barclays PLC	06/17/20	TWD	295,543	USD	9,639	(259)
Citigroup	04/02/20	BRL	8,969	USD	1,774	45
Citigroup	04/02/20 - 04/06/20	EUR	4,731	RON	22,728	(31)
Citigroup	04/02/20 - 06/02/20	USD	6,455	BRL	30,241	(642)
Citigroup	04/03/20 - 06/03/20	USD	6,992	EUR	6,251	(129)
Citigroup	04/03/20 - 06/17/20	EUR	12,996	USD	14,559	279
Citigroup	04/06/20	RON	1,854	EUR	384	—
Citigroup	04/06/20	EUR	3,913	PLN	16,635	(288)
Citigroup	04/09/20 - 06/17/20	USD	16,962	THB	540,760	(474)
Citigroup	04/15/20	USD	2,709	INR	193,704	(155)
Citigroup	04/20/20	TWD	83,659	USD	2,799	23
Citigroup	04/21/20	EUR	3,105	CZK	78,691	(255)
Citigroup	04/21/20	PLN	2,462	EUR	567	30
Citigroup	04/21/20	PLN	4,944	EUR	1,084	(1)
Citigroup	04/21/20	CZK	18,353	EUR	669	(1)
Citigroup	04/21/20	HUF	1,022,971	EUR	3,046	229
Citigroup	04/21/20	HUF	153,926	EUR	427	(1)
Citigroup	04/22/20 - 05/04/20	IDR	127,959,842	USD	8,907	1,065
Citigroup	05/21/20 - 01/27/21	EGP	18,014	USD	1,081	16
Citigroup	04/23/20 - 05/28/20	EGP	83,963	USD	5,156	(115)
Citigroup	04/30/20	USD	309	NGN	126,782	5
Citigroup	04/30/20	USD	1,385	NGN	548,462	(25)
Citigroup	06/17/20	USD	2,634	MXN	64,545	87
Citigroup	05/06/20 - 06/17/20	USD	11,222	MXN	249,133	(686)
Citigroup	05/06/20 - 06/17/20	USD	27,943	ZAR	461,137	(2,326)
Citigroup	05/06/20	MXN	20,991	USD	1,095	204
Citigroup	05/06/20	MXN	14,793	USD	608	(20)
Citigroup	06/17/20	USD	3,392	ILS	12,384	125
Citigroup	05/11/20	USD	5,894	ILS	20,093	(201)

SEI Institutional International Trust / Semi-Annual Report / March 31, 2020	55

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	05/11/20	ILS	20,093	USD	5,861	$168
Citigroup	05/13/20 - 06/17/20	TRY	28,954	USD	4,653	331
Citigroup	06/17/20	TRY	4,503	USD	668	(1)
Citigroup	06/02/20	BRL	8,695	USD	1,918	248
Citigroup	06/17/20	USD	491	PEN	1,753	18
Citigroup	06/17/20	USD	1,195	RON	5,158	(29)
Citigroup	06/17/20	USD	398	IDR	6,614,950	3
Citigroup	06/17/20	USD	1,984	IDR	32,517,734	(11)
Citigroup	06/17/20	USD	6,606	CLP	5,521,102	(113)
Citigroup	06/17/20	USD	7,176	PLN	28,158	(394)
Citigroup	06/17/20	CNY	13,847	USD	1,962	8
Citigroup	06/17/20	PLN	16,090	USD	4,225	350
Citigroup	06/17/20	PLN	4,315	USD	1,038	(1)
Citigroup	06/17/20	THB	22,775	USD	694	—
Citigroup	06/17/20	PEN	32,162	USD	9,312	(24)
Citigroup	06/17/20	ZAR	97,287	USD	5,585	190
Citigroup	06/17/20	ZAR	19,717	USD	1,093	(1)
Citigroup	06/17/20	INR	428,264	USD	5,486	(96)
Citigroup	06/17/20	HUF	280,405	USD	928	73
Citigroup	06/17/20	HUF	171,690	USD	523	(1)
Citigroup	06/17/20	CLP	328,684	USD	393	6
Citigroup	06/17/20	CLP	796,177	USD	921	(15)
Citigroup	06/17/20	COP	13,294,263	USD	3,680	419
Citigroup	06/25/20	JPY	232,621	USD	2,099	(64)
Citigroup	08/26/20	UGX	1,014,028	USD	245	(14)
Citigroup	12/07/20	USD	338	UYU	13,787	(39)
Goldman Sachs	04/02/20 - 07/02/20	USD	13,332	BRL	65,468	(763)
Goldman Sachs	04/02/20	RON	17,186	EUR	3,559	3
Goldman Sachs	04/03/20	EUR	500	USD	560	11
Goldman Sachs	04/03/20	EUR	532	USD	573	(11)
Goldman Sachs	04/03/20	USD	1,374	EUR	1,268	18
Goldman Sachs	04/03/20	USD	615	EUR	551	(10)
Goldman Sachs	04/03/20 - 06/17/20	THB	154,387	USD	4,839	133
Goldman Sachs	04/06/20	EUR	8,690	PLN	37,243	(569)
Goldman Sachs	04/06/20 - 04/21/20	PLN	22,713	EUR	5,261	305
Goldman Sachs	04/13/20	USD	1,499	INR	112,053	(21)
Goldman Sachs	04/13/20	INR	103,402	USD	1,384	20
Goldman Sachs	06/17/20	INR	52,009	USD	668	(10)
Goldman Sachs	04/15/20	BRL	9,621	USD	2,195	342
Goldman Sachs	04/27/20	USD	2,353	SGD	3,352	3
Goldman Sachs	04/16/20	USD	2,545	SGD	3,617	(4)
Goldman Sachs	04/20/20	USD	2,761	TWD	83,659	15
Goldman Sachs	04/20/20	USD	2,766	CLP	2,229,269	(149)
Goldman Sachs	06/17/20	USD	369	COP	1,510,637	1
Goldman Sachs	04/20/20 - 06/17/20	USD	4,292	COP	15,614,688	(454)
Goldman Sachs	04/21/20	EUR	3,584	CZK	93,218	(199)
Goldman Sachs	04/21/20	CZK	28,862	EUR	1,041	(14)
Goldman Sachs	04/24/20	KRW	1,387,113	USD	1,117	(22)
Goldman Sachs	04/27/20	SGD	3,222	USD	2,229	(35)
Goldman Sachs	04/27/20	PHP	6,624	USD	130	—

56	SEI Institutional International Trust / Semi-Annual Report / March 31, 2020

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	04/30/20 - 07/29/20	NGN	2,164,387	USD	5,665	$510
Goldman Sachs	05/04/20 - 06/17/20	USD	2,491	IDR	41,435,627	30
Goldman Sachs	05/04/20	USD	2,749	IDR	39,138,972	(351)
Goldman Sachs	05/05/20 - 06/19/20	USD	3,101	THB	97,253	(136)
Goldman Sachs	05/06/20	USD	10,248	ZAR	164,685	(1,071)
Goldman Sachs	05/06/20	USD	1,276	MXN	31,111	44
Goldman Sachs	05/06/20 - 06/17/20	USD	15,408	MXN	315,428	(2,060)
Goldman Sachs	05/06/20	TRY	27,386	USD	4,484	367
Goldman Sachs	05/06/20	MXN	86,423	USD	4,029	364
Goldman Sachs	05/06/20	MXN	7,708	USD	326	(1)
Goldman Sachs	05/06/20 - 06/17/20	ZAR	212,392	USD	13,154	1,321
Goldman Sachs	05/14/20	USD	1,187	RUB	93,525	3
Goldman Sachs	05/14/20	USD	12,910	RUB	803,002	(2,690)
Goldman Sachs	05/14/20	RUB	364,255	USD	5,520	885
Goldman Sachs	05/14/20 - 06/17/20	RUB	116,756	USD	1,466	(17)
Goldman Sachs	06/05/20	USD	649	KZT	262,222	(78)
Goldman Sachs	06/17/20	USD	3,818	CZK	89,677	(217)
Goldman Sachs	06/17/20	USD	3,995	PLN	15,657	(223)
Goldman Sachs	06/17/20	COP	18,009,488	USD	4,517	100
Goldman Sachs	06/17/20	COP	2,513,798	USD	615	(2)
Goldman Sachs	06/18/20	PEN	7,517	USD	2,154	(28)
JPMorgan Chase Bank	04/06/20	EUR	276	RON	1,335	—
JPMorgan Chase Bank	04/02/20	EUR	2,187	RON	10,499	(15)
JPMorgan Chase Bank	04/03/20	USD	2,765	KRW	3,414,434	40
JPMorgan Chase Bank	04/20/20 - 04/24/20	USD	3,867	KRW	4,669,143	(32)
JPMorgan Chase Bank	04/03/20	USD	1,392	EUR	1,292	26
JPMorgan Chase Bank	04/03/20	USD	7,290	EUR	6,578	(72)
JPMorgan Chase Bank	04/03/20	EUR	18,033	USD	20,180	392
JPMorgan Chase Bank	04/03/20 - 04/09/20	THB	129,556	USD	4,125	176
JPMorgan Chase Bank	06/19/20	THB	57,534	USD	1,752	(2)
JPMorgan Chase Bank	04/03/20 - 04/20/20	KRW	9,774,170	USD	8,163	135
JPMorgan Chase Bank	04/06/20	RON	14,171	EUR	2,947	17
JPMorgan Chase Bank	04/14/20	USD	487	PHP	24,673	(3)
JPMorgan Chase Bank	04/14/20 - 04/21/20	USD	6,255	CLP	5,197,618	(152)
JPMorgan Chase Bank	04/14/20 - 06/17/20	USD	13,170	KRW	15,720,848	(250)
JPMorgan Chase Bank	04/14/20 - 04/22/20	PEN	15,488	USD	4,438	(65)
JPMorgan Chase Bank	04/14/20 - 06/02/20	BRL	52,266	USD	11,414	1,365
JPMorgan Chase Bank	04/14/20 - 04/16/20	RUB	610,739	USD	9,099	1,296
JPMorgan Chase Bank	04/14/20 - 06/17/20	COP	25,643,344	USD	6,642	348
JPMorgan Chase Bank	04/14/20 - 04/23/20	IDR	150,856,849	USD	10,404	1,157
JPMorgan Chase Bank	04/24/20	IDR	60,080,887	USD	3,647	(36)
JPMorgan Chase Bank	04/15/20	USD	10,517	BRL	44,920	(1,864)
JPMorgan Chase Bank	04/15/20	INR	29,470	USD	382	(7)
JPMorgan Chase Bank	04/16/20	USD	2,423	TWD	72,652	(14)
JPMorgan Chase Bank	04/16/20	USD	1,098	RUB	88,819	36
JPMorgan Chase Bank	04/16/20	USD	2,560	RUB	184,115	(209)
JPMorgan Chase Bank	04/16/20 - 04/27/20	USD	5,996	BRL	29,283	(358)
JPMorgan Chase Bank	04/16/20	CNY	16,642	USD	2,340	(9)
JPMorgan Chase Bank	04/16/20 - 04/17/20	THB	102,328	USD	3,236	118
JPMorgan Chase Bank	04/16/20	KRW	5,540,032	USD	4,342	(209)
JPMorgan Chase Bank	04/17/20	USD	4,326	TRY	26,793	(277)

SEI Institutional International Trust / Semi-Annual Report / March 31, 2020	57

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	04/20/20	CLP	2,233,260	USD	2,814	$192
JPMorgan Chase Bank	04/21/20	EUR	2,289	PLN	10,032	(97)
JPMorgan Chase Bank	04/21/20	EUR	5,101	HUF	1,728,814	(336)
JPMorgan Chase Bank	04/21/20	EGP	47,000	USD	2,889	(81)
JPMorgan Chase Bank	04/21/20	CZK	63,403	EUR	2,426	122
JPMorgan Chase Bank	04/22/20 - 04/24/20	USD	8,327	THB	270,554	(80)
JPMorgan Chase Bank	04/22/20 - 05/06/20	ZAR	208,448	USD	12,714	1,083
JPMorgan Chase Bank	04/27/20	SGD	3,175	USD	2,168	(63)
JPMorgan Chase Bank	05/04/20	MYR	1,679	USD	404	14
JPMorgan Chase Bank	05/04/20	USD	1,713	IDR	23,901,224	(248)
JPMorgan Chase Bank	05/04/20	IDR	24,559,810	USD	1,762	258
JPMorgan Chase Bank	05/04/20	IDR	2,521,103	USD	154	(1)
JPMorgan Chase Bank	05/05/20 - 06/19/20	USD	4,525	THB	142,268	(187)
JPMorgan Chase Bank	06/03/20 - 06/25/20	USD	3,836	EUR	3,534	50
JPMorgan Chase Bank	05/05/20 - 06/03/20	USD	2,975	EUR	2,637	(76)
JPMorgan Chase Bank	06/03/20 - 06/25/20	EUR	13,146	USD	14,678	221
JPMorgan Chase Bank	05/05/20 - 06/25/20	EUR	22,547	USD	24,285	(527)
JPMorgan Chase Bank	05/06/20	USD	302	TRY	1,967	(6)
JPMorgan Chase Bank	05/06/20 - 05/20/20	USD	2,397	MXN	59,912	140
JPMorgan Chase Bank	05/20/20	USD	1,649	MXN	34,701	(180)
JPMorgan Chase Bank	05/06/20 - 05/19/20	USD	4,414	ZAR	75,715	(199)
JPMorgan Chase Bank	05/06/20	TRY	15,389	USD	2,310	(4)
JPMorgan Chase Bank	05/06/20 - 05/20/20	MXN	124,459	USD	6,552	1,282
JPMorgan Chase Bank	05/20/20	MXN	918	USD	38	—
JPMorgan Chase Bank	05/14/20	USD	4,229	RUB	288,110	(562)
JPMorgan Chase Bank	05/14/20	RUB	239,058	USD	3,206	164
JPMorgan Chase Bank	05/20/20	USD	6,807	RON	30,003	(15)
JPMorgan Chase Bank	05/20/20 - 06/17/20	USD	13,408	PLN	52,541	(752)
JPMorgan Chase Bank	05/20/20	PLN	21,458	USD	5,560	392
JPMorgan Chase Bank	05/29/20	USD	2,377	CNY	16,878	6
JPMorgan Chase Bank	06/05/20	USD	2,086	KZT	843,403	(250)
JPMorgan Chase Bank	06/05/20	KZT	558,344	USD	1,400	185
JPMorgan Chase Bank	06/17/20	USD	1,165	ILS	4,283	51
JPMorgan Chase Bank	06/17/20	USD	1,550	CLP	1,295,210	(27)
JPMorgan Chase Bank	06/17/20	USD	365	IDR	6,246,638	14
JPMorgan Chase Bank	06/17/20	USD	1,489	IDR	24,375,920	(10)
JPMorgan Chase Bank	06/17/20	USD	1,975	HUF	581,607	(201)
JPMorgan Chase Bank	06/17/20	USD	2,392	COP	9,209,986	(133)
JPMorgan Chase Bank	06/17/20	USD	2,959	CZK	66,101	(305)
JPMorgan Chase Bank	06/17/20	CZK	63,640	USD	2,811	256
JPMorgan Chase Bank	06/17/20	PHP	222,803	USD	4,324	1
JPMorgan Chase Bank	06/17/20	COP	3,203,838	USD	766	(20)
JPMorgan Chase Bank	06/18/20	USD	2,215	PEN	7,895	76
JPMorgan Chase Bank	06/18/20	PEN	3,758	USD	1,102	10
JPMorgan Chase Bank	06/18/20	PEN	1,387	USD	392	(11)
JPMorgan Chase Bank	08/27/20	USD	631	UAH	16,250	127
JPMorgan Chase Bank	10/19/20	USD	208	UYU	7,800	(36)
Standard Bank	04/03/20	EUR	2,135	USD	2,378	36
Standard Bank	04/03/20	EUR	797	USD	855	(20)
Standard Bank	04/03/20	USD	564	EUR	526	13

58	SEI Institutional International Trust / Semi-Annual Report / March 31, 2020

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Standard Bank	04/03/20 - 06/03/20	USD	7,426	EUR	6,623	$(158)
Standard Bank	04/30/20	USD	384	NGN	156,802	4
Standard Bank	05/06/20	ZAR	54,782	USD	3,702	649
Standard Bank	06/02/20	USD	1,253	BRL	5,682	(162)
Standard Bank	06/17/20	USD	2,298	SGD	3,302	24
Standard Bank	06/17/20	USD	3,367	IDR	50,307,642	(316)
Standard Bank	06/17/20	SGD	17,926	USD	12,753	142
Standard Bank	06/17/20	INR	98,244	USD	1,270	(10)
Standard Bank	06/17/20	TWD	37,347	USD	1,251	—
Standard Bank	06/17/20	TWD	113,172	USD	3,767	(23)
Standard Bank	09/09/20	UGX	3,256,313	USD	775	(56)
Standard Chartered	04/02/20 - 06/02/20	USD	16,702	BRL	72,247	(2,803)
Standard Chartered	04/06/20	PLN	13,744	EUR	3,203	206
Standard Chartered	04/13/20 - 05/04/20	MYR	60,432	USD	14,612	581
Standard Chartered	05/04/20	MYR	1,178	USD	268	(6)
Standard Chartered	04/16/20	USD	408	TWD	12,244	(2)
Standard Chartered	04/16/20	USD	5,206	CNY	36,506	(53)
Standard Chartered	04/16/20	TWD	84,730	USD	2,832	23
Standard Chartered	04/21/20	EUR	6,269	PLN	27,003	(380)
Standard Chartered	04/21/20	CZK	66,684	EUR	2,632	217
Standard Chartered	04/22/20	USD	5,358	IDR	73,597,313	(846)
Standard Chartered	05/04/20	USD	3,793	MYR	16,423	27
Standard Chartered	05/04/20	IDR	38,744,798	USD	2,801	427
Standard Chartered	05/05/20	THB	11,343	USD	362	16
Standard Chartered	05/13/20	TRY	17,725	USD	2,896	236
Standard Chartered	05/14/20	USD	830	RUB	51,659	(172)
Standard Chartered	06/19/20	PHP	154,829	USD	2,955	(48)
State Street	04/03/20	USD	14,458	EUR	13,312	148
State Street	05/05/20	USD	21,020	EUR	19,035	(110)
State Street	04/16/20	SGD	3,740	USD	2,669	41
State Street	04/20/20	COP	9,518,000	USD	2,807	465
State Street	05/06/20	MXN	196,154	USD	10,242	1,921
State Street	05/14/20	USD	567	RUB	44,592	—
State Street	05/14/20	RUB	24,688	USD	342	27
State Street	06/17/20	USD	1,223	CLP	1,048,981	11

						$(5,513)

SEI Institutional International Trust / Semi-Annual Report / March 31, 2020	59

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Emerging Markets Debt Fund (Continued)

A list of the open OTC swap agreements held by the Fund at March 31, 2020, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	0.6925%	6-MONTH HUF - BUBOR	Semi-Annually	04/20/2020	HUF	1,750,000	$(36)	$–	$(36)
Goldman Sachs	1-DAY BRL - CETIP	12.725%	Annually	01/04/2021	BRL	10,608	735	–	735
JPMorgan Chase	1-DAY BRL - CETIP	9.61%	Annually	01/04/2021	BRL	4,626	139	–	139
JPMorgan Chase	1-DAY BRL - CETIP	10.89%	Annually	01/04/2021	BRL	170	6	–	6
JPMorgan Chase	1-DAY BRL - CETIP	10.04%	Annually	01/04/2021	BRL	3,557	120	–	120
JPMorgan Chase	1-DAY BRL - CETIP	9.275%	Annually	01/04/2021	BRL	5,815	158	–	158
JPMorgan Chase	1-DAY BRL - CETIP	8.87%	Annually	01/04/2021	BRL	8,089	195	–	195
Goldman Sachs	28-DAY MXN - TIIE	5.37%	Monthly	03/17/2021	MXN	46,500	(9)	–	(9)
	3-MONTH MOSCOW PRIME
Goldman Sachs	OFFERED RATE - RUB	7.515%	Annually	06/10/2021	RUB	1,020,770	88	–	88
JPMorgan Chase	1.3775%	6-MONTH HUF - BUBOR	Semi-Annually	06/17/2021	HUF	654,998	(44)	–	(44)
Goldman Sachs	6-MONTH PLN - WIBOR	2.208%	Annually	11/16/2021	PLN	6,842	51	–	51
Citigroup	6-MONTH PLN - WIBOR	2.431%	Annually	12/14/2021	PLN	11,000	91	–	91
	3-MONTH MOSCOW PRIME
Goldman Sachs	OFFERED RATE - RUB	6.29%	Annually	12/14/2021	RUB	535,000	(44)	–	(44)
Goldman Sachs	6-MONTH HUF - BUBOR	1.265%	Semi-Annually	01/10/2022	HUF	1,537,322	(76)	–	(76)
	3-MONTH MOSCOW PRIME
Goldman Sachs	OFFERED RATE - RUB	8.11%	Quarterly	03/23/2022	RUB	715,570	174	–	174
	1-DAY-CLP - SINACOFI CHILE
JPMorgan Chase	INTERBANK RATE AVG	3.430%	Semi-Annually	05/10/2022	CLP	420,527	31	–	31
Goldman Sachs	28-DAY MXN - TIIE	5.900%	Monthly	09/12/2022	MXN	75,956	9	–	9
Goldman Sachs	6-MONTH HUF - BUBOR	0.8385%	Annually	09/21/2022	HUF	1,390,000	38	–	38
Goldman Sachs	1-DAY BRL - CETIP	11.985%	Annually	01/02/2023	BRL	3,000	283	–	283
Goldman Sachs	1-DAY BRL - CETIP	10.04%	Annually	01/03/2023	BRL	5,012	352	–	352
	China 7-Day Reverse Repo
Citigroup	Rate	2.7614%	Quarterly	07/05/2024	CNY	99,768	270	–	270
	China 7-Day Reverse Repo
Goldman Sachs	Rate	2.77%	Quarterly	07/05/2024	CNY	25,760	71	–	71
	China 7-Day Reverse Repo
Goldman Sachs	Rate	2.894%	Quarterly	10/14/2024	CNY	12,730	55	–	55
Goldman Sachs	28-DAY MXN - TIIE	6.355%	Monthly	05/21/2025	MXN	23,145	(2)	–	(2)
Goldman Sachs	28-DAY MXN - TIIE	6.205%	Monthly	12/08/2025	MXN	16,624	(11)	–	(11)
Goldman Sachs	28-DAY MXN - TIIE	6.165%	Monthly	03/05/2026	MXN	47,200	(41)	–	(41)
JPMorgan Chase	28-DAY MXN - TIIE	6.13%	Monthly	06/18/2026	MXN	40,000	(43)	–	(43)
Goldman Sachs	28-DAY MXN - TIIE	6.381%	Monthly	09/16/2026	MXN	26,000	(16)	–	(16)

							$2,544	$–	$2,544

60	SEI Institutional International Trust / Semi-Annual Report / March 31, 2020

Credit Default Swap
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized (Depreciation) (Thousands)
JPMorgan Chase	Argentina	Sell	5.00%	Quarterly	06/20/2023	$(1,895)	$(1,391)	$101	$(1,491)

Cross Currency Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payment (Thousands)	Net Unrealized Appreciation (Thousands)
JPMorgan Chase	12.90%	3-MONTH USD – LIBOR	Quarterly	10/07/2025	TRY	3,070	$48	$–	$48
JPMorgan Chase	11.065%	3-MONTH USD – LIBOR	Quarterly	12/07/2025	TRY	2,351	139	–	139

							$187	$–	$187

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2020, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY-CLP - SINACOFI CHILE	1.71%	Annually	11/07/2020	CLP
INTERBANK RATE AVG					15,170,000	$132	$–	$132
China 7-Day Reverse Repo Rate	2.7475%	Quarterly	07/05/2024	CNY	20,500	66	–	66
1.675%	6-MONTH CZK - PRIBOR	Semi-Annually	07/17/2024	CZK	21,146	(32)	–	(32)
28-DAY MXN - TIIE	6.75	Monthly	08/26/2024	MXN	60,739	55	–	55
6-MONTH HUF - BUBOR	0.81%	Annually	09/12/2024	HUF	75,000	(1)	–	(1)
1.37%	6-MONTH HUF - BUBOR	Annually	02/17/2025	HUF	460,000	30	–	30
6-MONTH HUF BUBOR	1.35%	Annually	02/18/2025	HUF	460,000	26	–	26
5.08125%	INR - MIBOR	Semi-Annually	02/25/2025	INR	541,829	21	–	21
5.0975%	INR - MIBOR	Semi-Annually	02/26/2025	INR	270,915	8	–	8
1.005%	6-MONTH HUF - BUBOR	Annually	03/06/2025	HUF	900,000	4	–	4
.62 FIXED	28-DAY MXN - TIIE	Monthly	03/21/2025	MXN	19,328	10	–	10
.725%	6-MONTH HUF - BUBOR	Annually	03/25/2025	HUF	765,000	(27)	–	(27)
28-DAY MXN - TIIE	7.72%	Monthly	12/03/2026	MXN	8,000	20	–	20
28-DAY MXN - TIIE	7.51%	Monthly	04/20/2027	MXN	8,110	16	–	16
2.969%	6-MONTH HUF - BUBOR	Semi-Annually	02/08/2029	HUF	200,000	(29)	–	(29)
1.64	6-MONTH CZK - PRIBOR	Semi-Annually	06/21/2024	CZK	14,000	(20)	–	(20)
5.915%	1-DAY COP - COLUMBIA IBR	Quarterly	05/15/2029	COP	3,600,000	(33)	–	(33)
3-MONTH ZAR - JIBAR	8.49%	Quarterly	07/18/2029	ZAR	10,000	(45)	–	(45)
6.94	28-DAY MXN - TIIE	Monthly	08/20/2029	MXN	35,892	2	–	2
6.9225%	28-DAY MXN - TIIE	Monthly	08/31/2029	MXN	42,602	5	–	5
6.82%	28-DAY MXN - TIIE	Monthly	09/10/2029	MXN	33,993	15	–	15
1.4925%	6-MONTH CZK - PRIBOR	Semi-Annually	11/18/2029	CZK	33,000	100	–	100
1-DAY-CLP - SINACOFI CHILE	3.045%	Semi-Annually	11/29/2029	CLP
INTERBANK RATE AVG					610,398	23	–	23
1.805%	6-MONTH PLN - WIBOR	Semi-Annually	12/17/2029	PLN	11,500	194	–	194
1-DAY-CLP - SINACOFI CHILE	3.075%	Semi-Annually	01/08/2030	CLP
INTERBANK RATE AVG					165,659	7	–	7
1.81%	6-MONTH CZK - PRIBOR	Semi-Annually	01/17/2030	CZK	10,000	(42)	–	(42)
1.61%	6-MONTH HUF - BUBOR	Semi-Annually	01/17/2030	HUF	135,000	17	–	17
6-MONTH PLN - WIBOR	1.75%	Annually	02/26/2030	PLN	11,700	182	–	182
1-DAY COP - COLUMBIA IBR	5.4%	Quarterly	03/11/2030	COP	2,751,828	8	–	8
1-DAY COP - COLUMBIA IBR	5.47%	Quarterly	03/11/2030	COP	879,919	1	–	1
1-DAY COP - COLUMBIA IBR	5.45%	Quarterly	03/12/2030	COP	1,338,006	3	–	3
5.37	1-DAY COP - COLUMBIA IBR	Quarterly	06/21/2029	COP	1,800,000	2	–	2

SEI Institutional International Trust / Semi-Annual Report / March 31, 2020	61

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Emerging Markets Debt Fund (Concluded)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY-CLP - SINACOFI CHILE	2.59%	Semi-Annually	03/19/2030	CLP
INTERBANK RATE AVG					588,237	$(9)	$–	$(9)
1.7	6-MONTH CZK - PRIBOR	Semi-Annually	06/18/2024	CZK	140,000	(218)	–	(218)
.63 FIXED	6-MONTH PLN - WIBOR	Annually	03/26/2024	PLN	3,196	(5)	–	(5)
8.09%	28-DAY MXN - TIIE	Monthly	01/28/2021	MXN	133,260	(105)	–	(105)
8.125%	28-DAY MXN - TIIE	Monthly	01/28/2021	MXN	60,000	(48)	–	(48)
8.145%	28-DAY MXN - TIIE	Monthly	01/28/2021	MXN	136,359	(110)	–	(110)
6-MONTH CZK - PRIBOR	2.1%	Annually	09/30/2021	CZK	150,349	122	–	122
6-MONTH CZK - PRIBOR	2.07%	Annually	09/30/2021	CZK	121,000	98	–	98
6-MONTH CZK - PRIBOR	2.225%	Annually	11/11/2021	CZK	40,000	38	–	38
6-MONTH PLN - WIBOR	2.263%	Annually	11/12/2021	PLN	7,000	39	–	39
1-DAY COP - COLUMBIA IBR	4.9%	Annually	11/18/2021	COP	26,994,329	88	–	88
6-MONTH CZK - PRIBOR	2.135%	Annually	11/18/2021	CZK	155,000	138	–	138
1-DAY COP - COLUMBIA IBR	4.81%	Annually	11/19/2021	COP	29,005,671	88	–	88
1.960%	1-DAY-CLP - SINACOFI CHILE	Semi-Annually	12/12/2021	CLP
	INTERBANK RATE AVG				2,569,905	(66)	–	(66)
1-DAY BRL - CETIP	5.89%	Annually	01/03/2022	BRL	27,057	155	–	155
1-DAY BRL - CETIP	6.2325%	Annually	01/03/2022	BRL	8,733	59	–	59
1-DAY BRL - CETIP	6.24%	Annually	01/03/2022	BRL	14,709	99	–	99
.65 FIXED	6-MONTH PLN - WIBOR	Annually	03/26/2024	PLN	2,804	(4)	–	(4)
6-MONTH CZK - PRIBOR	1.46%	Semi-Annually	03/12/2022	CZK	316,571	(113)	–	(113)
28-DAY MXN - TIIE	6.71%	Monthly	07/07/2022	MXN	37,637	32	–	32
1-DAY BRL - CETIP	6.475%	Annually	01/02/2023	BRL	16,116	89	–	89
1-DAY BRL - CETIP	5.58%	Annually	01/02/2023	BRL	6,504	10	–	10
1-DAY BRL - CETIP	5.25%	Annually	01/02/2023	BRL	11,519	1	–	1
1-DAY BRL - CETIP	6.61%	Annually	01/02/2023	BRL	4,693	29	–	29
1-DAY BRL - CETIP	5.655	Annually	01/02/2023	BRL	2,705	5	–	5
1-DAY BRL - CETIP	11.475%	Annually	01/02/2023	BRL	3,524	90	–	90
1-DAY BRL - CETIP	9.255%	Annually	01/02/2023	BRL	2,368	41	–	41
.77 FIXED	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	6,361	43	–	43
1-DAY BRL - CETIP	5.49%	Annually	01/02/2023	BRL	20,741	25	–	25
.23 FIXED	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	5,579	25	–	25
1-DAY BRL - CETIP	5.7225	Annually	01/02/2023	BRL	16,762	37	–	37
.5 FIXED	1-DAY BRL - CETIP	Annually	01/02/2024	BRL	4,808	13	–	13
1.9865%	6-MONTH PLN - WIBOR	Semi-Annually	03/25/2024	PLN	14,396	(162)	–	(162)
28-DAY MXN - TIIE	6.745%	Monthly	06/23/2022	MXN	26,758	24	–	24
1-DAY-CLP - SINACOFI CHILE	2.59%	Semi-Annually	03/19/2030	CLP
INTERBANK RATE AVG					614,727	(10)	–	(10)

						$1,256	$–	$1,256

Percentages are based on Net Assets of $1,340,754 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2020.

†	Investment in Affiliated Security (see Note 5).

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2020, the value of these securities amounted to $228,081 ($ Thousands), representing 17.0% of the Net Assets of the Fund.

(B)	Certain securities or partial positions of certain securities are on loan at March 31, 2020 (See Note 9). The total market value of securities on loan at March 31, 2020 was $47,785 ($ Thousands).

(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(D)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

(E)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(F)	Perpetual security with no stated maturity date.

(G)	Security is in default on interest payment.
(H)	This security was purchased with cash collateral held from securities on loan (See Note 9). The total market value of such securities as of March 31, 2020 was $50,592 ($ Thousands).
(I)	Refer to table below for details on Options Contracts.

ARS — Argentine Peso

BADLAR— Buenos Aires Deposits of Large Amount Rate

BRL — Brazilian Real

BUBOR— Budapest Interbank Offered Rate

CETIP— Central of Custody and Financial Settlement of Securities

CLP — Chilean Peso

CNY — Chinese Yuan Onshore

COP — Colombian Peso

CZK — Czech Koruna

DAC — Designated Activity Company

DOP — Dominican Peso

EGP — Egyptian Pound

62	SEI Institutional International Trust / Semi-Annual Report / March 31, 2020

EUR — Euro

GHS — Ghana Cedi

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IBR — Interbank Rate

ICE— Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

ILS — Israeli New Sheckels

JIBAR — Johannesburg Interbank Agreed Rate

JPY — Japanese Yen

JSC — Joint-Stock Company

KRW — Korean Won

KZT - Kazakhstani Tenge

LIBOR— London Interbank Offered Rate

L.P. — Limited Partnership

Ltd. — Limited

MIBOR — Mumbai Interbank Offered Rate

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

PEN — Peruvian Nuevo Sol

PHP— Philippine Peso

PLN — Polish Zloty

PRIBOR— Prague Interbank Offered Rate

RON — Romanian Leu

RSD — Serbian Dinar

RUB — Russian Ruble

SGD — Singapore Dollar

THB — Thai Bhat

TIIE — Interbank Equilibrium Interest Rate

TRY — Turkish Lira

TWD — Taiwan Dollar

UAH — Ukrainian Hryvnia

UGX — Ugandan Shilling

USD — U.S. Dollar

UYU — Uruguayan Peso

WIBOR— Warsaw Interbank Offered Rate

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Global Bonds	–	1,252,464	–	1,252,464
Affiliated Partnership	–	50,592	–	50,592

Total Investments in Securities	–	1,303,056	–	1,303,056

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	–	25	–	25
Futures Contracts*
Unrealized Appreciation	1,697	–	–	1,697
Unrealized Depreciation	(2,709)	–	–	(2,709)
Forwards Contracts*
Unrealized Appreciation	–	23,361	–	23,361
Unrealized Depreciation	–	(28,874)	–	(28,874)
OTC Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(1,491)	–	(1,491)
Interest Rate Swaps*
Unrealized Appreciation	–	2,866	–	2,866
Unrealized Depreciation	–	(322)	–	(322)
Cross Currency Swaps*
Unrealized Appreciation	–	187	–	187
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	2,335	–	2,335
Unrealized Depreciation	–	(1,079)	–	(1,079)

Total Other Financial Instruments	(1,012)	(2,992)	–	(4,004)

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$87,228	$202,496	$(239,142)	$—	$10	$50,592	50,583,929	$107	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2020	63

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

March 31, 2020

	International Equity Fund		Emerging Markets Equity Fund		International Fixed Income Fund	Emerging Markets Debt Fund
Assets:
Investments, at value †	$3,067,749	*	$1,284,186	*	$482,742	$1,252,464	*
Affiliated investments, at value ††	97,410		40,898		–	50,592
Cash	72,524		30,002		10,271	62,014
Cash pledged as collateral for futures contracts	5,617		4,265		675	6,026
Foreign currency, at value †††	1,437		2,818		3,650	10,362
Receivable for fund shares sold	2,841		1,141		247	776
Receivable for investment securities sold	15,811		20,165		2,411	17,178
Dividends and interest receivable	13,183		4,552		3,052	22,219
Unrealized gain on forward foreign currency contracts	–		–		11,869	23,361
Unrealized gain on foreign spot currency contracts	5		–		310	294
Swap contracts, at value ††††	–		–		141	3,053
Options purchased, at value †††††	–		–		–	25
Foreign tax reclaim receivable	11,428		140		–	–
Receivable for variation margin	347		239		151	1,209
Prepaid expenses	25		17		3	15
Total Assets	3,288,377		1,388,423		515,522	1,449,588
Liabilities:
Payable upon return on securities loaned	64,576		18,727		–	50,587
Payable for investment securities purchased	11,758		18,697		5,687	23,402
Payable for fund shares redeemed	5,713		1,363		435	1,987
Swap contracts, at value ††††	–		–		577	1,713
Payable for variation margin	170		–		313	316
Administration fees payable	978		549		193	521
Unrealized loss on foreign currency spot contracts	–		1		425	62
Unrealized loss on forward foreign currency contracts	–		–		8,232	28,874
Chief compliance officer fees payable	5		2		1	2
Administrative servicing fees payable	4		–		–	–
Shareholder servicing fees payable	417		281		94	287
Investment advisory fees payable	1,437		1,168		99	763
Accrued expense payable	422		302		99	320
Accrued foreign capital gains tax on appreciated securities	–		532		–	–
Total Liabilities	85,480		41,622		16,155	108,834
Net Assets	$3,202,897		$1,346,801		$499,367	$1,340,754
† Cost of investments	$3,487,947		$1,340,030		$489,656	$1,489,804
†† Cost of affiliated investments	97,395		40,860		–	50,584
††† Cost of foreign currency	1,592		2,804		3,624	10,149
†††† Cost (premiums paid)	–		–		252	101
††††† Cost of purchased options	–		–		–	279
* Includes market value of securities on loan	60,441		17,779		–	47,785

64	SEI Institutional International Trust / Semi-Annual Report / March 31, 2020

	International Equity Fund		Emerging Markets Equity Fund		International Fixed Income Fund		Emerging Markets Debt Fund
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$ 3,831,456		$ 1,562,956		$ 518,690		$ 1,657,006
Total distributable loss	(628,559)		(216,155)		(19,323)		(316,252)
Net Assets	$ 3,202,897		$ 1,346,801		$ 499,367		$ 1,340,754
Net Asset Value, Offering and Redemption Price Per Share — Class F	$ 8.57		$ 9.20		$ 10.18		$ 8.57
	($2,921,231,471	÷	($1,232,705,596	÷	($432,785,077	÷	($1,249,830,779	÷
	340,690,808 shares)		133,981,115 shares)		42,529,939 shares)		145,851,973 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$ 8.60		N/A		N/A		N/A
	($1,255,624	÷
146,076 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$ 8.57		$ 9.20		$ 10.18		$ 8.56
	($280,409,929	÷	($114,095,106	÷	($66,581,529	÷	($90,922,988	÷
	32,734,661 shares)		12,403,212 shares)		6,542,070 shares)		10,626,530 shares)

N/A — Not applicable. Share classes currently not offered.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2020	65

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six months ended March 31, 2020

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Investment Income:
Dividends	$38,741	$13,552	$–	$–
Income from affiliated investments(1)	409	183	–	–
Interest Income	479	172	3,434	46,810
Security lending income — net(1)(2)	642	170	–	107
Less: foreign taxes withheld	(4,121)	(1,729)	(63)	(671)
Total Investment Income	36,150	12,348	3,371	46,246
Expenses:
Investment advisory fees	10,394	9,221	777	6,821
Administration fees	6,279	3,843	1,166	3,564
Shareholder servicing fees — Class F	4,680	2,011	561	1,867
Shareholder servicing fees — Class I	2	–	–	–
Administrative servicing fees — Class I	2	–	–	–
Printing fees	247	106	31	96
Custodian/wire agent fees	203	354	51	258
Professional fees	121	50	15	48
Trustees’ fees	41	18	5	16
Registration fees	23	10	3	9
Chief compliance officer fees	11	5	1	4
Other expenses	86	41	66	85
Total Expenses	22,089	15,659	2,676	12,768
Less:
Waiver of investment advisory fees	–	(878)	(115)	(1,845)
Waiver of administration fees	–	–	–	(131)
Waiver of shareholder servicing fees — Class F	(37)	–	–	–
Net Expenses	22,052	14,781	2,561	10,792
Net Investment Income (Loss)	14,098	(2,433)	810	35,454
Net Realized Gain (Loss) on:
Investments	(97,688)	(35,758)	1,237	(1,213)
Futures contracts	(2,996)	(1,544)	(1,245)	282
Swap contracts	–	–	33	1,258
Foreign currency transactions	(620)	(498)	(709)	(17,321)
Forward foreign currency contracts	–	–	9,090	(6,079)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(645,667)	(236,748)	(16,820)	(218,517)
Affiliated investments	9	31	–	10
Futures contracts	2,602	2,816	(340)	(389)
Option contracts	–	–	–	(101)
Swap contracts	–	–	(478)	1,446
Foreign capital gains tax on appreciated securities	–	36	–	–
Foreign currency translation of other assets and liabilities denominated in foreign currencies	(87)	(149)	(81)	(872)
Forward foreign currency contracts	–	–	(2,132)	(1,766)
Net Decrease in Net Assets Resulting from Operations	$(730,349)	$(274,247)	$(10,635)	$(207,808)

(1) See Note 5 in the Notes to Financial Statements for additional information.

(2) Income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2020	66

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended March 31, 2020 (Unaudited) and the year ended September 30, 2019

	International Equity Fund		Emerging Markets Equity Fund
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$14,098	$78,036	$(2,433)	$16,194
Net realized loss on investments and futures contracts	(100,684)	(92,628)	(37,302)	(72,504)
Net realized loss on forward foreign currency contracts and foreign currency transactions	(620)	(1,944)	(498)	(1,474)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(643,056)	(191,554)	(233,901)	26,765
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(87)	(332)	(149)	6
Net change in unrealized appreciation (depreciation) on foreign capital tax gains on appreciated securities	–	–	36	(145)
Net (Decrease) in Net Assets Resulting from Operations	(730,349)	(208,422)	(274,247)	(31,158)
Distributions:
Class F	(67,877)	(53,543)	(18,642)	(9,542)
Class I	(25)	(25)	N/A	N/A
Class Y	(7,618)	(5,551)	(2,039)	(1,045)
Total Dividends	(75,520)	(59,119)	(20,681)	(10,587)
Capital Share Transactions:
Class F:
Proceeds from shares issued	301,249	581,641	142,019	262,961
Reinvestment of dividends & distributions	62,626	49,614	17,191	8,884
Cost of shares redeemed	(396,393)	(720,379)	(221,577)	(337,016)
Net Decrease from Class F Transactions	(32,518)	(89,124)	(62,367)	(65,171)
Class I:
Proceeds from shares issued	221	398	N/A	N/A
Reinvestment of dividends & distributions	13	15	N/A	N/A
Cost of shares redeemed	(555)	(960)	N/A	N/A
Net Decrease from Class I Transactions	(321)	(547)	N/A	N/A
Class Y:
Proceeds from shares issued	34,229	107,012	15,028	50,713
Reinvestment of dividends & distributions	7,068	5,135	1,901	971
Cost of shares redeemed	(58,281)	(68,972)	(22,956)	(29,199)
Net Increase (Decrease) from Class Y Transactions	(16,984)	43,175	(6,027)	22,485
Net Decrease in Net Assets Derived from Capital Share Transactions	(49,823)	(46,496)	(68,394)	(42,686)
Net Decrease in Net Assets	(855,692)	(314,037)	(363,322)	(84,431)
Net Assets:
Beginning of Period	4,058,589	4,372,626	1,710,123	1,794,554
End of Period	$3,202,897	$4,058,589	$1,346,801	$1,710,123
Capital Share Transactions:
Class F:
Shares issued	29,304	55,772	12,574	23,647
Reinvestment of distributions	5,441	5,278	1,385	859
Shares redeemed	(39,264)	(69,493)	(19,588)	(30,383)
Total Class F Transactions	(4,519)	(8,443)	(5,629)	(5,877)
Class I:
Shares issued	22	38	N/A	N/A
Reinvestment of distributions	1	2	N/A	N/A
Shares redeemed	(58)	(93)	N/A	N/A
Total Class I Transactions	(35)	(53)	N/A	N/A
Class Y:
Shares issued	3,462	10,480	1,375	4,578
Reinvestment of distributions	615	547	153	94
Shares redeemed	(6,032)	(6,631)	(2,106)	(2,626)
Total Class Y Transactions	(1,955)	4,396	(578)	2,046
Net Decrease in Shares Outstanding from Share Transactions	(6,509)	(4,100)	(6,207)	(3,831)

N/A — Not applicable. Share classes currently not offered.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2020	67

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands) (Concluded)

For the six months ended March 31, 2020 (Unaudited) and the year ended September 30, 2019

	International Fixed Income Fund		Emerging Markets Debt Fund
	2020	2019	2020	2019
Operations:
Net investment income	$810	$2,207	$35,454	$77,900
Net realized gain (loss) on investments, futures contracts and swap contracts	25	4,840	327	(8,302)
Net realized gain (loss) on forward foreign currency contracts and foreign currency transactions	8,381	11,720	(23,400)	(48,917)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, option contracts and swap contracts	(17,638)	21,837	(217,551)	111,211
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(2,213)	3,144	(2,638)	(3,018)
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,635)	43,748	(207,808)	128,874
Distributions:
Class F	(14,462)	(19,278)	(9,422)	(24,016)
Class Y	(2,410)	(2,040)	(851)	(2,284)
Total Dividends	(16,872)	(21,318)	(10,273)	(26,300)
Capital Share Transactions:
Class F:
Proceeds from shares issued	36,426	76,574	108,798	224,174
Reinvestment of dividends & distributions	13,322	17,932	8,533	21,787
Cost of shares redeemed	(45,378)	(100,729)	(147,635)	(308,307)
Net Increase (Decrease) from Class F Transactions	4,370	(6,223)	(30,304)	(62,346)
Class Y:
Proceeds from shares issued	6,651	28,909	12,309	30,730
Reinvestment of dividends & distributions	2,180	1,813	786	2,127
Cost of shares redeemed	(8,158)	(7,009)	(19,371)	(42,670)
Net Increase (Decrease) from Class Y Transactions	673	23,713	(6,276)	(9,813)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	5,043	17,490	(36,580)	(72,159)
Net Increase (Decrease) in Net Assets	(22,464)	39,920	(254,661)	30,415
Net Assets:
Beginning of Period	521,831	481,911	1,595,415	1,565,000
End of Period	$499,367	$521,831	$1,340,754	$1,595,415
Capital Share Transactions:
Class F:
Shares issued	3,482	7,424	10,935	23,304
Reinvestment of distributions	1,290	1,798	843	2,186
Shares redeemed	(4,363)	(9,831)	(15,261)	(32,215)
Total Class F Transactions	409	(609)	(3,483)	(6,725)
Class Y:
Shares issued	634	2,797	1,313	3,226
Reinvestment of distributions	211	182	78	214
Shares redeemed	(786)	(677)	(2,050)	(4,425)
Total Class Y Transactions	59	2,302	(659)	(985)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	468	1,693	(4,142)	(7,710)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

68	SEI Institutional International Trust / Semi-Annual Report / March 31, 2020

FINANCIAL HIGHLIGHTS

For the six months ended March 31, 2020 (Unaudited) and the years or period ended September 30

For a Share Outstanding Throughout Each Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)**	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)**	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
International Equity Fund
Class F(2)
2020@	$10.68	$0.04	$(1.95)	$(1.91)	$(0.20)	$–	$(0.20)	$8.57	(18.28)%	$2,921,231	1.10%	1.10%	1.10%	0.66%	39%
2019	11.38	0.20	(0.75)	(0.55)	(0.15)	–	(0.15)	10.68	(4.63)	3,686,195	1.10(3)	1.10(3)	1.10(3)	1.92	73
2018	11.29	0.16	0.08	0.24	(0.15)	–	(0.15)	11.38	2.11	4,024,987	1.09(3)	1.09(3)	1.09(3)	1.35	40
2017	9.58	0.13	1.69	1.82	(0.11)	–	(0.11)	11.29	19.23	3,795,858	1.15(3)	1.15(3)	1.15(3)	1.27	57
2016	9.16	0.13	0.39	0.52	(0.10)	–	(0.10)	9.58	5.63	2,729,762	1.27(3)(4)	1.27(3)(4)	1.28(3)(4)	1.36	45
2015	9.94	0.10	(0.69)	(0.59)	(0.19)	–	(0.19)	9.16	(5.98)	2,568,634	1.24(3)	1.24(3)	1.24(3)	1.04	68
Class I
2020@	$10.68	$0.02	$(1.94)	$(1.92)	$(0.16)	$–	$(0.16)	$8.60	(18.36)%	$1,256	1.35%	1.35%	1.35%	0.38%	39%
2019	11.37	0.17	(0.74)	(0.57)	(0.12)	–	(0.12)	10.68	(4.90)	1,932	1.35(5)	1.35(5)	1.35(5)	1.61	73
2018	11.27	0.12	0.09	0.21	(0.11)	–	(0.11)	11.37	1.86	2,662	1.34(5)	1.34(5)	1.34(5)	1.06	40
2017	9.55	0.10	1.70	1.80	(0.08)	–	(0.08)	11.27	19.00	2,954	1.40(5)	1.40(5)	1.40(5)	0.96	57
2016	9.15	0.10	0.38	0.48	(0.08)	–	(0.08)	9.55	5.27	4,341	1.52(4)(5)	1.52(4)(5)	1.52(4)(5)	1.09	45
2015	9.92	0.08	(0.69)	(0.61)	(0.16)	–	(0.16)	9.15	(6.18)	4,956	1.49(5)	1.49(5)	1.49(5)	0.76	68
Class Y
2020@	$10.68	$0.05	$(1.93)	$(1.88)	$(0.23)	$–	$(0.23)	$8.57	(18.19)%	$280,410	0.85%	0.85%	0.85%	0.90%	39%
2019	11.39	0.23	(0.76)	(0.53)	(0.18)	–	(0.18)	10.68	(4.43)	370,462	0.85(6)	0.85(6)	0.85(6)	2.24	73
2018	11.31	0.18	0.09	0.27	(0.19)	–	(0.19)	11.39	2.40	344,977	0.84(6)	0.84(6)	0.84(6)	1.60	40
2017	9.59	0.16	1.69	1.85	(0.13)	–	(0.13)	11.31	19.59	319,689	0.90(6)	0.90(6)	0.90(6)	1.53	57
2016	9.18	0.16	0.37	0.53	(0.12)	–	(0.12)	9.59	5.77	168,719	1.02(4)(6)	1.02(4)(6)	1.03(4)(6)	1.70	45
2015(7)	9.39	0.13	(0.34)	(0.21)	–	–	–	9.18	(2.24)	130,379	1.00(6)	1.00(6)	1.00(6)	1.72	68
Emerging Markets Equity Fund
Class F(2)
2020@	$11.21	$(0.02)	$(1.86)	$(1.88)	$(0.13)	$–	$(0.13)	$9.20	(17.04)%	$1,232,706	1.71%	1.71%	1.81%	(0.30)%	39%
2019	11.47	0.10	(0.29)	(0.19)	(0.07)	–	(0.07)	11.21	(1.64)	1,564,523	1.70(8)	1.70(8)	1.81(9)	0.92	89
2018	12.32	0.08	(0.77)	(0.69)	(0.16)	–	(0.16)	11.47	(5.71)	1,668,960	1.69(8)	1.69(8)	1.80(9)	0.61	70
2017	10.09	0.07	2.24	2.31	(0.08)	–	(0.08)	12.32	23.10	1,821,009	1.74(8)	1.74(8)	1.82(9)	0.65	66
2016	8.43	0.05	1.68	1.73	(0.07)	–	(0.07)	10.09	20.66	1,532,960	1.76(4)(8)	1.76(4)(8)	1.86(4)(9)	0.59	79
2015	10.76	0.07	(2.29)	(2.22)	(0.11)	–	(0.11)	8.43	(20.78)	1,342,618	1.72(8)	1.72(8)	1.82(9)	0.67	67
Class Y
2020@	$11.22	$–	$(1.86)	$(1.86)	$(0.16)	$–	$(0.16)	$9.20	(16.92)%	$114,095	1.46%	1.46%	1.56%	(0.05)%	39%
2019	11.49	0.14	(0.31)	(0.17)	(0.10)	–	(0.10)	11.22	(1.44)	145,600	1.45(10)	1.45(10)	1.56(11)	1.25	89
2018	12.35	0.11	(0.76)	(0.65)	(0.21)	–	(0.21)	11.49	(5.46)	125,594	1.44(10)	1.44(10)	1.55(11)	0.89	70
2017	10.11	0.10	2.24	2.34	(0.10)	–	(0.10)	12.35	23.46	125,400	1.49(10)	1.49(10)	1.57(11)	0.93	66
2016	8.45	0.09	1.66	1.75	(0.09)	–	(0.09)	10.11	20.95	72,218	1.52(4)(10)	1.52(4)(10)	1.62(4)(11)	0.96	79
2015(7)	10.08	0.10	(1.73)	(1.63)	–	–	–	8.45	(16.17)	44,012	1.47(10)	1.47(10)	1.57(11)	1.33	67

@	For the six-month period ended March 31, 2020. All ratios for the period have been annualized.

†	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Includes Fees Paid Indirectly, if applicable. See Note 5 in Notes to Financial Statements

**	See Note 5 in Notes to Financial Statements.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	Effective January 31, 2017, Class A Shares converted to Class F Shares of the same Fund.

(3)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.10%, 1.09%, 1.15%, 1.27% and 1.24% for 2019, 2018, 2017, 2016 and 2015.

(4)	The expense ratio includes proxy expenses outside the cap.

(5)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.35%, 1.34%, 1.40%, 1.52% and 1.49% for 2019, 2018, 2017, 2016 and 2015.

(6)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 0.85%, 0.84%, 0.90%, 1.02% and 0.99% for 2019, 2018, 2017, 2016 and 2015.

(7)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.

(8)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.70%, 1.69%, 1.74%, 1.76% and 1.71% for 2019, 2018, 2017, 2016 and 2015.

(9)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.81%, 1.80%, 1.82%, 1.86% and 1.71% for 2019, 2018, 2017, 2016 and 2015.

(10)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.45%, 1.44%, 1.49%, 1.52% and 1.46% for 2019, 2018, 2017, 2016 and 2015.

(11)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.56%, 1.55%, 1.58%, 1.62% and 1.46% for 2019, 2018, 2017, 2016 and 2015.

Amounts designated as “–” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2020	69

FINANCIAL HIGHLIGHTS

For the six months ended March 31, 2020 (Unaudited) and the years or period ended September 30

For a Share Outstanding Throughout Each Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)**	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)**	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
International Fixed Income Fund
Class F(2)
2020@	$10.73	$0.01	$(0.22)	$(0.21)	$ (0.26)	$(0.08)	$(0.34)	$10.18	(1.97)%	$432,785	1.02%	1.02%	1.07%	0.28%	27%
2019	10.27	0.04	0.88	0.92	(0.40)	(0.06)	(0.46)	10.73	9.28	452,150	1.02(3)	1.02(3)	1.07(4)	0.42	58
2018	10.13	0.07	0.07	0.14	–	–	–	10.27	1.38	438,908	1.02(3)	1.02(3)	1.07(4)	0.66	71
2017	10.51	0.07	(0.18)	(0.11)	(0.17)	(0.10)	(0.27)	10.13	(1.03)	415,582	1.02(3)	1.02(3)	1.08(4)	0.66	113
2016	10.38	0.10	0.62	0.72	(0.57)	(0.02)	(0.59)	10.51	7.32	497,157	1.05(3)(5)	1.05(3)(5)	1.11(4)(5)	0.98	106
2015	10.98	0.11	0.11	0.22	(0.82)	–	(0.82)	10.38	2.02	495,957	1.02(3)	1.02(3)	1.07(4)	1.00	78
Class Y
2020@	$10.75	$0.03	$(0.23)	$ (0.20)	$ (0.29)	$(0.08)	$(0.37)	$10.18	(1.91)%	$66,582	0.77%	0.77%	0.82%	0.53%	27%
2019	10.29	0.07	0.88	0.95	(0.43)	(0.06)	(0.49)	10.75	9.54	69,681	0.77(6)	0.77(6)	0.82(7)	0.66	58
2018	10.12	0.09	0.08	0.17	–	–	–	10.29	1.68	43,003	0.77(6)	0.77(6)	0.82(7)	0.91	71
2017	10.50	0.09	(0.17)	(0.08)	(0.20)	(0.10)	(0.30)	10.12	(0.76)	37,982	0.77(6)	0.77(6)	0.83(7)	0.94	113
2016(8)	10.45	0.12	0.55	0.67	(0.60)	(0.02)	(0.62)	10.50	6.79	12,901	0.80(5)(6)	0.80(5)(6)	0.87(5)(7)	1.23	106
Emerging Markets Debt Fund
Class F(2)
2020@	$9.93	$0.22	$(1.52)	$(1.30)	$ (0.06)	$–	$(0.06)	$8.57	(13.16)%	$1,249,831	1.36%	1.36%	1.61%	4.41%	52%
2019	9.30	0.47	0.32	0.79	(0.16)	–	(0.16)	9.93	8.51	1,483,467	1.36(9)	1.36(9)	1.62(10)	4.93	114
2018	10.55	0.51	(1.19)	(0.68)	(0.57)	–	(0.57)	9.30	(6.81)	1,451,128	1.36(9)	1.36(9)	1.61(10)	5.08	80
2017	10.08	0.51	0.17	0.68	(0.21)	–	(0.21)	10.55	6.93	1,458,611	1.36(9)	1.36(9)	1.63(10)	5.06	79
2016	8.66	0.49	0.93	1.42	–	–	–	10.08	16.40	1,453,586	1.39(5)(9)	1.39(5)(9)	1.65(5)(10)	5.30	86
2015	10.20	0.47	(1.81)	(1.34)	(0.19)	(0.01)	(0.20)	8.66	(13.35)	1,227,567	1.36(9)	1.36(9)	1.61(10)	4.91	71
Class Y
2020@	$9.92	$0.23	$(1.51)	$(1.28)	$ (0.08)	$–	$(0.08)	$8.56	(13.06)%	$90,923	1.11%	1.11%	1.36%	4.66%	52%
2019	9.28	0.50	0.32	0.82	(0.18)	–	(0.18)	9.92	8.84	111,948	1.11(11)	1.11(11)	1.37(12)	5.18	114
2018	10.57	0.53	(1.18)	(0.65)	(0.64)	–	(0.64)	9.28	(6.57)	113,872	1.11(11)	1.11(11)	1.36(12)	5.34	80
2017	10.12	0.53	0.17	0.70	(0.25)	–	(0.25)	10.57	7.18	108,361	1.11(11)	1.11(11)	1.38(12)	5.31	79
2016	8.67	0.52	0.93	1.45	–	–	–	10.12	16.72	100,566	1.14(5)(11)	1.14(5)(11)	1.40(5)(12)	5.55	86
2015(13)	9.63	0.37	(1.28)	(0.91)	(0.05)	–	(0.05)	8.67	(9.48)	78,383	1.11(11)	1.11(11)	1.36(12)	5.24	71

@	For the six-month period ended March 31, 2020. All ratios for the period have been annualized.

†	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Includes Fees Paid Indirectly, if applicable. See Note 5 in Notes to Financial Statements

**	See Note 5 in Notes to Financial Statements.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	Effective January 31, 2017, Class A Shares converted to Class F Shares of the same Fund.

(3)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.02%, 1.02%, 1.02%, 1.05% and 1.02% for 2019, 2018, 2017, 2016 and 2015.

(4)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.07%, 1.07%, 1.08%, 1.11% and 1.07% for 2019, 2018, 2017, 2016 and 2015.

(5)	The expense ratio includes proxy expenses outside the cap.

(6)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 0.77%, 0.77%, 0.77% and 0.80% for 2019, 2018, 2017 and 2016.

(7)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 0.82%, 0.82%, 0.83% and 0.87% for 2019, 2018, 2017 and 2016.

(8)	Commenced operations on October 30, 2015. All ratios for the period have been annualized.

(9)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.37%, 1.36%, 1.36%, 1.39% and 1.36% for 2019, 2018, 2017, 2016 and 2015.

(10)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.62%, 1.61%, 1.63%, 1.65% and 1.61% for 2019, 2018, 2017, 2016 and 2015.

(11)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.11%, 1.11%, 1.11%, 1.14% and 1.11% for 2019, 2018, 2017, 2016 and 2015.

(12)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.37%, 1.36%, 1.38%, 1.40% and 1.36% for 2019, 2018, 2017, 2016 and 2015.

(13)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.

Amounts designated as “–” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

70	SEI Institutional International Trust / Semi-Annual Report / March 31, 2020

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

1. ORGANIZATION

SEI Institutional International Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated June 30, 1988.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with four funds: International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Emerging Markets Debt Fund (together the “Funds”) each of which are diversified Funds with the exception of the International Fixed Income Fund and the Emerging Markets Debt Fund. Each Fund’s prospectus provides a description of its investment goal, principal investment strategies and risks. The Trust is registered to offer Class F (formerly Class A) and Class Y shares of each of the Funds and Class I shares of the International Equity Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Pricing Policies and Procedures (“Fair Value Procedures”), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the

SEI Insititution International Trust / Semi-Annual Report /March 31, 2020	71

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2020 (Unaudited)

time a Fund calculates its Net Asset Value (“NAV”), the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”) or its designated sub-committee. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with the Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been delisted from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

The International Equity Fund and Emerging Markets Equity Fund also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by these Funds based on certain factors and

72	SEI Insititution International Trust / Semi-Annual Report / March 31, 2020

methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Equity Fund and Emerging Markets Equity Fund will value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include

Level 1 or Level 2 inputs as components of the overall fair value measurement.

The valuation techniques used by the Funds to measure fair value during the six months ended March 31, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six months ended March 31, 2020, there have been no significant changes to the inputs or the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

Classes —Class-specific expenses are borne by that class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investment securities.

SEI Insititution International Trust / Semi-Annual Report / March 31, 2020	73

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2020 (Unaudited)

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions, speculative purposes or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes. The Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of March 31, 2020, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. To the extent consistent with its investment objective and strategies, a Fund may utilize futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns and may also utilize futures contracts to efficiently assist in managing the Funds’ duration and yield curve exposure. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is held. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of March 31, 2020, if applicable.

Options/Swaptions Written/Purchased — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of

74	SEI Insititution International Trust / Semi-Annual Report / March 31, 2020

Investments for details regarding open option/swaption contracts as of March 31, 2020, if applicable.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund may invest in swap contracts as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve the periodic payment by a Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR (London Interbank Offered Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or losses. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities/cash may be set aside as collateral by the Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect a Fund’s value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Schedule of Investments or the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

Counterparty risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. Refer to each Fund’s Schedule of Investments for details regarding open swap contracts as of March 31, 2020, if applicable.

Delayed Delivery Transactions — A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-

SEI Insititution International Trust / Semi-Annual Report / March 31, 2020	75

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2020 (Unaudited)

issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its investment objective and strategies, a Fund may invest in U.S. dollar-denominated fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in a Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds”, are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Dividends and Distributions to Shareholders — The International Equity, Emerging Markets Equity and International Fixed Income Funds will distribute substantially all of their net investment income and all net realized capital gains, if any, at least annually. The Emerging Markets Debt Fund will distribute substantially all of its net investment income, if any, at least quarterly and all net realized gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Participation Notes (P-Notes) — To the extent consistent with its investment objective and strategies, a Fund may acquire P-Notes issued by participating banks or broker-dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which the Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate. In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

76	SEI Insititution International Trust / Semi-Annual Report / March 31, 2020

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are calculated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

As of March 31, 2020, the International Fixed Income Fund and the Emerging Markets Debt Fund are the sellers (“providing protection”) on a total notional amount of $7.1 million and $1.9 million, respectively. The notional amounts of the swaps are not recorded in the financial statements; however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Funds are providing protection at balance sheet date are summarized as follows:

International Fixed Income Fund

Written Credit Derivative Contracts	Single Name CDS		CDS Index
Reference Asset	Corp US$	Sovereign US$	ABS US$	Corp US$	Total

Fair value of written credit derivatives	$—	$—	$(576,453)	$(88,665)	$(665,118)

Maximum potential amount of future payments	—	—	2,612,000	4,477,600	7,089,600

Recourse provisions with the third parties any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—

Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

Maximum Potential Amount of Future Payments by Contract Term
	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total
Current credit spread* on underlying (in basis points)(1)

0-100	$—	$—	$—	$—	$—	$—

101-200	—	—	2,400,000	—	—	2,400,000

201-300	—	—	—	—	—	—

301-400	—	—	—	—	—	—

>401	—	—	2,077,600	—	2,612,000	4,689,600
Total	$—	$—	$4,477,600	$—	$2,612,000	$7,089,600

*

The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

(1)

Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

SEI Insititution International Trust / Semi-Annual Report / March 31, 2020	77

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2020 (Unaudited)

Emerging Markets Debt Fund

Written Credit Derivative Contracts	Single Name CDS		CDS Index
Reference Asset	Corp US$	Sovereign US$	ABS US$	Corp US$	Total

Fair value of written credit derivatives	$—	$(1,390,604)	$—	$—	$(1,390,604)

Maximum potential amount of future payments	—	1,894,629	—	—	1,894,629

Recourse provisions with the third parties any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—

Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

Maximum Potential Amount of Future Payments by Contract Term
	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total
Current credit spread* on underlying (in basis points)(1)

0-100	$—	$—	$—	$—	$—	$—

101-200	—	—	—	—	—	—

201-300	—	—	—	—	—	—

301-400	—	—	—	—	—	—

>400	—	—	1,894,629	—	—	1,894,629
Total	$—	$—	$1,894,629	$—	$—	$1,894,629

*

The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

(1)

Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE CONTRACTS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the year. For Funds that held derivatives throughout the year with only one type of risk exposure, additional information can be found on the Schedules of Investments and the Statements of Operations. The fair value of derivative instruments as of period end was as follows ($ Thousand):

	Asset Derivatives		Liability Derivatives

	Six months ended March 31, 2020		Six months ended March 31, 2020

	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
International Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on swaps contracts	$144†	Net Assets — Unrealized depreciation on swaps contracts	$190†
	Net Assets — Unrealized appreciation on futures contracts	1,744*	Net Assets — Unrealized depreciation on futures contracts	1,575*
Credit Contracts	Net Assets — Unrealized appreciation on swaps contracts	—†	Net Assets — Unrealized depreciation on swap contracts	541†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	11,869	Unrealized loss on forward foreign currency contracts	8,232

Total derivatives not accounted for as hedging instruments		$ 13,757		$ 10,538

78	SEI Insititution International Trust / Semi-Annual Report / March 31, 2020

	Asset Derivatives			Liability Derivatives

	Six months ended March 31, 2020			Six months ended March 31, 2020

	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Emerging Markets Debt Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$1,697	*	Net Assets — Unrealized depreciation on futures contracts	$2,709	*
	Net Assets — Unrealized appreciation on swap contracts	5,201	†	Net Assets — Unrealized depreciation on swap contracts	1,401	†
Credit Contracts	Net Assets — Unrealized appreciation on swap contracts	—	†	Net Assets — Unrealized depreciation on swap contracts	1,491	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	23,361		Unrealized loss on forward foreign currency contracts	28,874
	Net Assets — Unrealized appreciation on swap contracts	187	†	Net Assets — Unrealized depreciation on swap contracts	—
	Options Purchased, at value	25		Options Written, at value	—

Total derivatives not accounted for as hedging instruments		$30,471			$34,475

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

†

Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for OTC swap contracts that have paid premiums. For centrally cleared swap contracts current days variation margin is reported within the Statements of Assets & Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended March 31, 2020.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
International Fixed Income Fund
Interest rate contracts	$(684)	$—	$—	$(684)
Foreign exchange contracts	(561)	9,090	—	8,529
Credit contracts	—	—	33	33
Total	$(1,245)	$9,090	$33	$7,878

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
Emerging Markets Debt Fund
Interest rate contracts	$282	$—	$1,258	$1,540
Foreign exchange contracts	—	(6,079)	—	(6,079)
Total	$282	$(6,079)	$1,258	$(4,539)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):
Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
International Fixed Income Fund
Interest rate contracts	$(187)	$—	$—	$(187)
Foreign exchange contracts	(153)	(2,132)	—	(2,285)
Credit contracts	—	—	(478)	(478)
Total	$(340)	$(2,132)	$(478)	$(2,950)

SEI Insititution International Trust / Semi-Annual Report / March 31, 2020	79

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2020 (Unaudited)

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Emerging Markets Debt Fund
Interest rate contracts	$—	$(389)	$—	$1,446	$1,057
Foreign exchange contracts	(101)	—	(1,766)	—	(1,867)
Total	$(101)	$(389)	$(1,766)	$1,446	$(810)

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets in the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

The following is a summary of the market value and variation margin of exchange-traded or centrally cleared financial derivative instruments of the Funds as of March 31, 2020 ($ Thousands):

	Financial Derivatives Assets			Financial Derivatives Liabilities
	Variation Margin Asset			Variation Margin Liability
Fund	Futures	Swap Agreements	Total	Futures	Swap Agreements	Total
International Equity Fund	$347	$—	$347	$170	$—	$170
Emerging Markets Equity Fund	239	—	239	—	—	—
International Fixed Income Fund	151	—	151	313	—	313
Emerging Markets Debt Fund	1,209	—	1,209	316	—	316

Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2020 amounted to $5,617 ($ Thousands) for the International Equity Fund. Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2020 amounted to $4,265 ($ Thousands) for the Emerging Markets Equity Fund. Cash

pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2020 amounted to $675 ($ Thousands) for the International Fixed Income Fund. Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2020 amounted to $6,026 ($ Thousands) for the Emerging Markets Debt Fund.

80	SEI Insititution International Trust / Semi-Annual Report / March 31, 2020

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by derivative type of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2020 ($ Thousands):

	Financial Derivative Assets			Financial Derivative Liabilities
International Fixed Income Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged*	Net Exposures^
Bank of America	$325	$–	$325	$229	$–	$229	$96	$–	$96
Barclays	537	–	537	356	–	356	181	–	181
BMO Capital Markets	105	–	105	14	–	14	91	–	91
BNP Paribas	928	–	928	191	–	191	737	–	737
BNY Mellon	–	–	–	112	–	112	(112)	–	(112)
Brown Brothers Harriman	148	–	148	51	–	51	97	–	97
CIBC	86	–	86	–	–	–	86	–	86
Citigroup	1,267	–	1,267	474	132	606	661	142	803
Credit Agricole	5	–	5	–	–	–	5	–	5
Credit Suisse	49	–	49	31	58	89	(40)	–	(40)
Deutsche Bank	–	141	141	–	90	90	51	–	51
Goldman Sachs	709	–	709	275	297	572	137	533	670
HSBC	65	–	65	223	–	223	(158)	–	(158)
JPMorgan Chase Bank	3,133	–	3,133	3,241	–	3,241	(108)	–	(108)
Morgan Stanley	3,210	–	3,210	1,724	–	1,724	1,486	–	1,486
National Australia Capital Markets	137	–	137	133	–	133	4	–	4
National Bank of Australia	57	–	57	224	–	224	(167)	–	(167)
RBS	6	–	6	–	–	–	6	–	6
Standard Chartered	69	–	69	125	–	125	(56)	–	(56)
State Street	67	–	67	177	–	177	(110)	–	(110)
TD Securities	667	–	667	548	–	548	119	–	119
UBS	299	–	299	104	–	104	195	–	195

	Financial Derivative Assets			Financial Derivative Liabilities
Emerging Markets Debt Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged*	Net Exposures^
Barclays	$–	$–	$–	$440	$–	$440	$(440)	$–	$(440)
Citigroup	3,922	361	4,283	6,153	–	6,153	(1,870)	–	(1,870)
Goldman Sachs	4,475	1,856	6,331	9,135	199	9,334	(3,003)	3,084	81
JPMorgan Chase Bank	9,750	836	10,586	7,981	1,514	9,495	1,091	–	1,091
Standard Bank	868	–	868	745	–	745	123	–	123
Standard Chartered Bank	1,733	–	1,733	4,310	–	4,310	(2,577)	–	(2,577)
State Street	2,613	–	2,613	110	–	110	2,503	–	2,503

^

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

*	Excess collateral pledged is not shown for financial reporting purposes.

SEI Insititution International Trust / Semi-Annual Report / March 31, 2020	81

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2020 (Unaudited)

No securities have been pledged or have been received as collateral for OTC financial derivative instruments as governed by ISDA Master Agreements as of March 31, 2020.

The following table discloses the volume of the Funds’ futures contracts, forward foreign currency contracts and swap activity during the six months ended March 31, 2020 ($ Thousands):

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Futures Contracts:
Equity Contracts
Average Notional Balance Long	$53,434	$23,823	$–	$–
Average Notional Balance Short	–	–	–	–
Ending Notional Balance Long	33,088	24,112	–	–
Interest Contracts
Average Notional Balance Long	–	–	89,963	64,028
Average Notional Balance Short	–	–	37,815	24,606
Ending Notional Balance Long	–	–	92,920	61,383
Ending Notional Balance Short	–	–	20,516	20,870
Currency Contracts
Average Notional Balance Short	–	–	33,875	–
Ending Notional Balance Short	–	–	34,239	–
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	–	886,077	771,626
Average Notional Balance Short	–	–	887,304	773,684
Ending Notional Balance Long	–	–	1,180,249	922,506
Ending Notional Balance Short	–	–	1,176,727	927,784
Swaps:
Credit Contracts
Average Notional Balance Short	–	–	5,931	1,895
Ending Notional Balance Short	–	–	7,090	1,895
Interest Contracts
Average Notional Balance	–	–	9,190	261,525
Ending Notional Balance	–	–	9,988	259,286
Foreign Exchange Contracts
Average Notional Balance	–	–	–	5,421
Ending Notional Balance	–	–	–	5,421
Options:
Currency
Average Notional Balance Long†	–	–	–	279
Ending Notional Balance Long†	–	–	–	279

† Represents cost.

5. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each fund.

SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of each fund.

SEI Investments Distribution Co. (the “Distributor”) is the distributor of the shares of the Funds. The Funds have adopted a shareholder services plan and agreement (the Service Plan) with respect to Class F (formerly Class A) and Class I Shares that allows such shares to pay service providers a fee, based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The International Equity Fund has also adopted an administrative services plan and agreement (the Administrative Service Plan) with respect to Class I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Service Plan and Administrative Service Plan provide that shareholder service fees and administrative

82	SEI Insititution International Trust / Semi-Annual Report / March 31, 2020

service fees, respectively, on Class F (formerly Class A) and Class I Shares will be paid to the Distributor, which may then be used by the Distributor to compensate financial intermediaries for providing shareholder services and administrative services, as applicable, with respect to the Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustees fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE). The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

The following is a summary of annual fees payable to the Adviser and Distributor and the contractual and voluntary expense limitations for each Fund:

		Advisory Fee		Shareholder Servicing Fee		Administrative Servicing Fee	Voluntary Expense Limitation
International Equity Fund
Class F	0.505%		0.25%		–		1.15%
Class I	0.505%		0.25%		0.25%		1.40%
Class Y	0.505%		–		–		0.90%
Emerging Markets Equity Fund*
Class F	1.05%		0.25%		–		N/A
Class Y	1.05%		–		–		N/A
International Fixed Income Fund
Class F	0.30%		0.25%		–		1.02%
Class Y	0.30%		–		–		0.77%
Emerging Markets Debt Fund
Class F	0.85%		0.25%		–		1.36%
Class Y	0.85%		–		–		1.11%

*

Renewed as of January 31, 2020, SIMC has contractually agreed to waive its advisory fee as necessary to keep the advisory fee paid by the Fund during its fiscal year from exceeding 0.95%. This fee waiver agreement shall remain in effect until January 31, 2021 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

N/A — Not applicable.

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets
International Equity Fund	0.450%	0.370%	0.2900%	0.210%	0.130%
Emerging Markets Equity Fund	0.450%	0.370%	0.2900%	0.210%	0.130%
International Fixed Income Fund	0.450%	0.370%	0.2900%	0.210%	0.130%
Emerging Markets Debt Fund	0.450%	0.370%	0.2900%	0.210%	0.130%

Investment Sub-Advisory Agreements — As of March 31, 2020, SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

Investment Sub-Adviser

International Equity Fund

Acadian Asset Management LLC

Blackcrane Capital, LLC

Causeway Capital Management LLC

INTECH Investment Management LLC

Lazard Asset Management LLC

Neuberger Berman Investment Advisers LLC

NWQ Investment Management Company, LLC

WCM Investment Management LLC

Emerging Markets Equity Fund

Delaware Investment Fund Advisers, a series of

Macquarie Investment Management Business Trust

J O Hambro Capital Management Limited

KBI Global Investors (North America) Ltd.

Lazard Asset Management LLC

Neuberger Berman Investment Advisers LLC

Qtron Investments LLC

RWC Asset Advisors (US) LLC

International Fixed Income Fund

AllianceBernstein L.P.

Colchester Global Investors Ltd.

Wellington Management Company, LLP

SEI Insititution International Trust / Semi-Annual Report / March 31, 2020	83

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2020 (Unaudited)

Emerging Markets Debt Fund

Colchester Global Investors Ltd.

Marathon Asset Management, L.P.

Neuberger Berman Investment Advisers LLC

Ninety One UK Ltd.

Stone Harbor Investment Partners LP

Under the investment sub-advisory agreements, each

sub-adviser receives a fee, paid by SIMC.

Brokerage Commissions Paid to Affiliates — The Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the six months ended March 31, 2020 were as follows ($ Thousands):

International Equity Fund	$79
Emerging Markets Equity Fund	132

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund’s expense ratio, as a percentage of the Fund’s average daily net assets for the six months ended March 31, 2020 can be found on the Statement of Operations and Financial Highlights, if applicable.

Investment in Affiliated Securities — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Additionally, the Funds may invest cash collateral from the securities lending program in the SEI Liquidity Fund, L.P., also an affiliated fund.

Payment to Affiliates — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, Adviser and/or the Distributor.

The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. As of and during the six months ended March 31, 2020, the Trust has not participated in the Program.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments, during the six months ended March 31, 2020, were as follows:

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
	($ Thousands)	($ Thousands)	($ Thousands)	($ Thousands)
Purchases
U.S. Government	$–	$–	$2,367	$–
Other	1,561,377	653,764	126,200	795,255
Sales
U.S. Government	–	–	9,193	–
Other	1,667,257	770,253	128,248	846,188

7. FEDERAL TAX INFORMATION:

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

84	SEI Insititution International Trust / Semi-Annual Report / March 31, 2020

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital and distributable earnings, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two years were as follows:

		Ordinary Income	Long-term Capital Gain	Total
		($ Thousands)	($ Thousands)	($ Thousands)

International Equity Fund	2019	$59,119	$—	$59,119
	2018	56,617	—	56,617
Emerging Markets Equity Fund	2019	10,587	—	10,587
	2018	26,095	—	26,095
International Fixed Income Fund	2019	18,958	2,360	21,318
	2018	—	—	—
Emerging Markets Debt Fund	2019	26,300	—	26,300
	2018	89,091	—	89,091

As of September 30, 2019, the components of Distributable Earnings (Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
International Equity Fund	$75,809	$—	$(81,302)	$—	$—	$182,801	$2	$177,310
Emerging Markets Equity Fund	18,779	—	(77,642)	—	—	137,641	(5)	78,773
International Fixed Income Fund	10,053	747	—	—	—	8,009	(10,625)	8,184
Emerging Markets Debt Fund	5,477	—	(25,339)	—	(20,515)	(33,460)	(24,334)	(98,171)

Post-October losses represent losses realized on investment transactions from November 1, 2018 through September 30, 2019 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. For the year ended September 30, 2019, the Funds did not have any capital losses eligible to be carried forward.

Under the Regulated Investment Company

Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

	Short-Term	Long-Term	Total Capital Loss Carryforwards 9/30/2019*
	($ Thousands)	($ Thousands)	($ Thousands)
International Equity Fund	$(81,302)	$—	$(81,302)
Emerging Markets Equity Fund	(69,842)	(7,800)	(77,642)
Emerging Markets Debt Fund	(160)	(25,179)	(25,339)

* This table should be used in conjunction with the capital loss carryforwards table.

For Federal income tax purposes, the cost of securities owned at September 30, 2019, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in derivatives, passive foreign investment companies and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at March 31, 2020, was as follows:

SEI Insititution International Trust / Semi-Annual Report / March 31, 2020	85

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2020 (Unaudited)

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation/ (Depreciation)
	($ Thousands)	($ Thousands)	($ Thousands)	($ Thousands)
International Equity Fund	$3,585,342	$276,950	$(697,133)	$(420,183)
Emerging Markets Equity Fund	1,380,890	196,339	(252,145)	(55,806)
International Fixed Income Fund	489,656	12,444	(19,358)	(6,914)
Emerging Markets Debt Fund	1,540,388	14,998	(252,330)	(237,332)

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2020, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

8. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

To the extent consistent with its Investment Strategy, a Fund may have one of more of the following principal risks:

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed-income securities that the Funds acquire.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Funds’ investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Economic Risks of Global Health Events — Global health events and pandemics, such as the COVID-19 disease that is caused by the SARS-CoV-2 coronavirus, have the ability to affect—quickly, drastically and substantially—global, national and regional financial and commercial and residential real estate markets, industries, sectors, the economic forces of supply and demand for commodities, good and services, labor markets, and credit and banking markets, and can substantially strain health care systems, government infrastructure and stability, and social structures and behaviors. The coronavirus, in particular, has resulted in enhanced health screenings, healthcare service preparation and delivery, increased strain on hospital resources and staff, increased demand for and strain on government medical resources, disruptions to supply chains and customer activity, lower consumer spending in certain sectors, closing of non-essential businesses, rapid increases in unemployment, government economic stimulus measures, social distancing, bans on large social gatherings and travel, border closings, shelter-in-place orders, quarantines, cancellations, school closings and a significant portion of the workforce working from home, as well as general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, is having an unprecedented impact on the economies of many nations, individual companies and the market in general and could cause further disruptions that cannot necessarily be foreseen. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems, lack of stable government structures and insufficient government funding, and health crises may exacerbate other pre-existing political, social and economic risks in certain countries.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the

86	SEI Insititution International Trust / Semi-Annual Report / March 31, 2020

Funds invest. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. The prices of the Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Funds’ fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Funds’ value may fluctuate and/or the Funds may experience increased redemptions from shareholders, which may impact the Funds’ liquidity or force the Funds to sell securities into a declining or illiquid market.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Funds’ actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Funds’ expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancing and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Funds.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

9. SECURITIES LENDING

A Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that a Fund may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan which could give rise to loss because of adverse market actions expenses and/or delays in connection with the disposition of the underlying securities.

Cash collateral received in connection with securities lending is invested in eligible securities by the lending agent. These investments may include the SEI Liquidity Fund, L.P. (“Liquidity Fund”) and the Fund bears its pro rata portion of the Liquidity Fund’s expenses and is subject to the risk of loss in the underlying investments of the Liquidity Fund and losses on such investment. There is no guarantee that these investments will not lose value.

The following is a summary of securities lending agreements held by certain Funds which would be subject to offset as of March 31, 2020

($ Thousands):

SEI Insititution International Trust / Semi-Annual Report /March 31, 2020	87

NOTES TO FINANCIAL STATEMENTS (Concluded)

March 31, 2020 (Unaudited)

	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount

International Equity Fund	$60,441	$60,441	$—

Emerging Markets Equity Fund	17,779	17,779	—

Emerging Markets Debt Fund	47,785	47,785	—

(1)

Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See each Fund’s Schedule of Investments for the total collateral received.

10.	CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of March 31, 2020, SPTC held of record the following:

Fund	Class F	Class I	Class Y

International Equity Fund	96.53%	43.73%	45.02%

Emerging Markets Equity Fund	93.73%	—%	63.06%

International Fixed Income Fund	96.54%	—%	99.61%

Emerging Markets Debt Fund	97.86%	—%	49.81%

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

11.	REGULATORY MATTERS

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

In July 2017, the Financial Conduct Authority, the United Kingdom’s financial regulatory body, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR very likely will cease to be published after that time. Various financial industry groups have begun planning for that transition, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise, but there are obstacles to converting certain securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology and/or increased costs for certain LIBOR-related instruments or financing transactions, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies, resulting in prolonged adverse market conditions for the Fund. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Fund’s performance or NAV.

12. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years.

13. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements as of March 31, 2020.

88	SEI Insititution International Trust / Semi-Annual Report / March 31, 2020

DISCLOSURE OF FUND EXPENSES (Unaudited)

March 31, 2020

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period October 1, 2019 to March 31, 2020.

The table on this page illustrates your fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Annualized Expense Ratios	Expenses Paid During Period *
International Equity Fund
Actual Fund Return
Class F	$1,000.00	$817.20	1.10%	$5.00
Class I	1,000.00	816.40	1.35	6.13
Class Y	1,000.00	818.10	0.85	3.86
Hypothetical 5% Return
Class F	$1,000.00	$1,019.50	1.10%	$5.55
Class I	1,000.00	1,018.25	1.35	6.81
Class Y	1,000.00	1,020.75	0.85	4.29
Emerging Markets Equity Fund
Actual Fund Return
Class F	$1,000.00	$829.60	1.71%	$7.82
Class Y	1,000.00	830.80	1.46	6.68
Hypothetical 5% Return
Class F	$1,000.00	$1,016.45	1.71%	$8.62
Class Y	1,000.00	1,017.70	1.46	7.36

	Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Annualized Expense Ratios	Expenses Paid During Period *
International Fixed Income Fund
Actual Fund Return
Class F	$1,000.00	$980.30	1.02%	$5.05
Class Y	1,000.00	980.90	0.77	3.81
Hypothetical 5% Return
Class F	$1,000.00	$1,019.90	1.02%	$5.15
Class Y	1,000.00	1,021.15	0.77	3.89
Emerging Markets Debt Fund
Actual Fund Return
Class F	$1,000.00	$868.40	1.36%	$6.35
Class Y	1,000.00	869.40	1.11	5.19
Hypothetical 5% Return
Class F	$1,000.00	$1,018.20	1.36%	$6.86
Class Y	1,000.00	1,019.45	1.11	5.60

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

SEI Institutional International Trust / Semi-Annual Report / March 31, 2020	89

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

SEI Institutional International Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and certain Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

At the March 23-25, 2020 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement. Also, certain Sub-Advisory Agreements were renewed at a meeting of the Board held during the first half of the Trust’s fiscal year on December 3-4, 2019. In each case, the

90	SEI Institutional International Trust / Semi-Annual Report / March 31, 2020

Board’s renewal was based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered a report compiled by Broadridge, an independent third-party that was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Broadridge Report”). The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding certain amounts, as well as SIMC’s contractual waiver of its management fee with respect to the Emerging Markets Equity Fund to prevent total Fund operating expenses from exceeding specified caps, and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2020	91

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Concluded)

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Review of Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Trust, on behalf of the Funds, has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. The Program is overseen by the SIMC Liquidity Risk Oversight Committee, and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 24, 2020, the Trustees received a report from the SIMC Liquidity Risk Oversight Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The SIMC Liquidity Risk Oversight Committee determined, and reported to the Board, that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk since the Program was implemented on December 1, 2018. The SIMC Liquidity Risk Oversight Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The SIMC Liquidity Risk Oversight Committee further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

92	SEI Institutional International Trust / Semi-Annual Report / March 31, 2020

SEI INSTITUTIONAL INTERNATIONAL TRUST / SEMI-ANNUAL REPORT / MARCH 31, 2020

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Christine Reynolds

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President and Secretary

David F. McCann

Vice President and Assistant Secretary

Aaron Buser

Vice President and Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer and Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-031 (3/20)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the International Equity Fund, the Emerging Markets Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund are included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report. (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional International Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: June 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: June 8, 2020

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: June 8, 2020